UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03407

Fidelity Boylston Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Multi-Manager Target Date Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Annual Report March 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Fidelity® Multi-Manager Income Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Multi-Manager Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Fidelity® Multi-Manager Income Fund	5.92%	3.43%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager Income Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$11,552	Fidelity® Multi-Manager Income Fund
$10,829	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Multi-Manager 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Fidelity® Multi-Manager 2005 Fund	7.57%	4.62%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2005 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$12,132	Fidelity® Multi-Manager 2005 Fund
$10,829	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Multi-Manager 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Fidelity® Multi-Manager 2010 Fund	9.08%	5.55%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2010 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$12,603	Fidelity® Multi-Manager 2010 Fund
$10,829	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Multi-Manager 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Fidelity® Multi-Manager 2015 Fund	10.41%	6.01%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2015 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$12,836	Fidelity® Multi-Manager 2015 Fund
$10,829	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Multi-Manager 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Fidelity® Multi-Manager 2020 Fund	11.28%	6.47%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2020 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,076	Fidelity® Multi-Manager 2020 Fund
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Fidelity® Multi-Manager 2025 Fund	12.11%	7.34%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2025 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,543	Fidelity® Multi-Manager 2025 Fund
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Fidelity® Multi-Manager 2030 Fund	14.36%	7.97%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2030 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,882	Fidelity® Multi-Manager 2030 Fund
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Fidelity® Multi-Manager 2035 Fund	15.87%	8.74%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2035 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,311	Fidelity® Multi-Manager 2035 Fund
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Fidelity® Multi-Manager 2040 Fund	15.94%	8.84%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2040 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,367	Fidelity® Multi-Manager 2040 Fund
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Fidelity® Multi-Manager 2045 Fund	15.93%	8.94%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2045 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,426	Fidelity® Multi-Manager 2045 Fund
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Fidelity® Multi-Manager 2050 Fund	15.90%	8.98%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2050 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,451	Fidelity® Multi-Manager 2050 Fund
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Fidelity® Multi-Manager 2055 Fund	15.87%	9.14%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2055 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,539	Fidelity® Multi-Manager 2055 Fund
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Fidelity® Multi-Manager 2060 Fund	15.99%	5.92%

 A From August 5, 2014

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2060 Fund, a class of the fund, on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,650	Fidelity® Multi-Manager 2060 Fund
$13,024	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Despite bouts of volatility, the MSCI ACWI (All Country World Index) Index of global equities gained 15.52% for the year ending March 31, 2017, surging from November onward on renewed optimism for economic growth before leveling off in March. Earlier on, sentiment had been bolstered by U.S. economic strength, a global rally in energy and other stimuli that helped establish the uptrend. Markets tumbled briefly after Brexit – the U.K.’s June vote to exit the European Union. Later, in response to President Trump’s surprise victory in November, U.S. stocks hit a series of all-time highs on expectations for reflation and fiscal stimulus. Non-U.S. markets responded similarly.

Globally, small-cap stocks bested large-caps, although this trend was reversed for the first quarter of 2017. Similarly, value- outperformed growth-oriented stocks across all market capitalizations for the full year, despite a first-quarter 2017 reversal. Regionally within the MSCI ACWI, emerging markets (+18%) and Canada (+16%) benefited from rising commodity prices. The U.S. (+17%) also outperformed, as noted. Japan (+15%) lagged the rest of the Asia Pacific group (+18%). Meanwhile, Europe (+12%) and the U.K. (+6%) battled Brexit stress for much of the year.

Among sectors, materials (+26%) was helped by promises of increased U.S. infrastructure spending plus a cyclical rebound in commodity prices that also buoyed industrials (+16%) and energy (+16%). Financials (+26%) rode an uptick in interest rates and a late rally in banks. Similarly, technology (+25%) rose on expectations of higher enterprise IT spending. Conversely, telecom services (+1%), consumer staples (+5%) and utilities (+5%) lagged as an improved backdrop for riskier assets curbed demand for dividend-rich sectors; real estate (+4%) faced the additional concern of potential future interest rate hikes. Health care (+9%) was hampered by political and regulatory uncertainty.

In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.44%. Yields rallied in reaction to Trump’s potentially stimulative and inflationary economic agenda, as well as the U.S. Federal Reserve’s December rate hike. Within the Bloomberg Barclays index, spread sectors outperformed Treasuries, led by corporate credit. Outside the index, riskier, non-core fixed-income segments such as emerging-markets and U.S. high-yield debt rose strongly; inflation-protected securities also outperformed.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2017, the share classes of each Fund posted a positive return. Results moved along a spectrum: The more conservative Fidelity Multi-Manager Income Fund gained about 6%, while longer-dated, more aggressive Funds – starting with Fidelity Multi-Manager 2035 Fund – gained about 16%. Each Fund led its respective Composite benchmark by about 1 to 2 percentage points. Versus Composites, asset allocation added substantial value for the year, most notably from underweighting the investment-grade debt asset class and overweighting emerging-markets equity. Allocations to high-yield debt also helped, offset somewhat by allocations to commodity securities that, despite a positive result, underperformed most Composites and thus generally detracted for the year. Selection effects from underlying holdings were mixed across Funds. At the individual-investment level, Strategic Advisers® Core Income Multi-Manager Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index by nearly 2 percentage points. Strategic Advisers® Emerging Markets Fund of Funds topped its fund-level benchmark as well. Conversely, lagging performance from our U.S. large-cap growth equity investment more than offset the positive selection effect from the Fund’s large-cap value investment. That said, it was our investment in Strategic Advisers International Multi-Manager Fund that detracted most this year, as it lagged its fund-level benchmark by a substantial amount.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Multi-Manager Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	37.6	37.5
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	21.0	17.3
Fidelity Series Short-Term Credit Fund Class F	7.0	9.3
Strategic Advisers International Multi-Manager Fund Class F	5.9	5.5
Strategic Advisers Value Multi-Manager Fund Class F	4.6	4.7
Strategic Advisers Core Multi-Manager Fund Class F	4.6	4.7
Strategic Advisers Emerging Markets Fund of Funds Class F	4.6	4.9
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.9	3.8
Strategic Advisers Growth Multi-Manager Fund Class F	3.9	4.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.3	2.4
	95.4	94.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.1%
International Equity Funds	10.5%
Bond Funds	44.4%
Short-Term Funds	28.0%

Six months ago
Domestic Equity Funds	17.4%
International Equity Funds	10.4%
Bond Funds	45.6%
Short-Term Funds	26.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager Income Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 17.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,345	$17,894
Strategic Advisers Core Multi-Manager Fund Class F (b)	3,892	49,034
Strategic Advisers Growth Multi-Manager Fund Class F (b)	3,146	40,894
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,528	24,723
Strategic Advisers Value Multi-Manager Fund Class F (b)	3,276	49,167
TOTAL DOMESTIC EQUITY FUNDS
(Cost $179,773)		181,712

International Equity Funds - 10.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	4,920	48,903
Strategic Advisers International Multi-Manager Fund Class F (b)	5,333	62,879
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $103,686)		111,782

Bond Funds - 44.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	717	7,336
Fidelity Series Floating Rate High Income Fund Class F (b)	281	2,670
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	4,159	41,134
Fidelity Series Real Estate Income Fund Class F (b)	476	5,290
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	40,684	399,924
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,593	16,041
TOTAL BOND FUNDS
(Cost $470,717)		472,395

Short-Term Funds - 28.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	223,605	223,605
Fidelity Series Short-Term Credit Fund Class F (b)	7,499	74,766
TOTAL SHORT-TERM FUNDS
(Cost $298,502)		298,371
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,052,678)		1,064,260
NET OTHER ASSETS (LIABILITIES) - 0.0%		(66)
NET ASSETS - 100%		$1,064,194

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$170,557	$138,681	$85,633	$747	$223,605
Fidelity Series Commodity Strategy Fund Class F	12,821	16,388	12,621	--	17,894
Fidelity Series Emerging Markets Debt Fund Class F	6,498	3,289	2,988	492	7,336
Fidelity Series Floating Rate High Income Fund Class F	2,578	1,301	1,381	141	2,670
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,172	21,412	19,343	73	41,134
Fidelity Series Real Estate Income Fund Class F	4,962	2,788	2,514	318	5,290
Fidelity Series Short-Term Credit Fund Class F	92,426	52,934	70,215	1,253	74,766
Strategic Advisers Core Income Multi-Manager Fund Class F	400,970	195,467	192,325	10,081	399,924
Strategic Advisers Core Multi-Manager Fund Class F	53,445	26,565	34,177	526	49,034
Strategic Advisers Emerging Markets Fund of Funds Class F	45,826	22,550	28,179	495	48,903
Strategic Advisers Growth Multi-Manager Fund Class F	44,598	24,320	27,494	336	40,894
Strategic Advisers Income Opportunities Fund of Funds Class F	31,145	10,682	28,570	1,791	16,041
Strategic Advisers International Multi-Manager Fund Class F	46,760	40,389	28,440	1,134	62,879
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	26,768	16,143	18,226	11	24,723
Strategic Advisers Value Multi-Manager Fund Class F	53,390	24,291	35,765	948	49,167
Total	$1,031,916	$597,200	$587,871	$18,346	$1,064,260

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,052,678) — See accompanying schedule		$1,064,260
Receivable for investments sold		22,491
Receivable for fund shares sold		1,810
Total assets		1,088,561
Liabilities
Payable for investments purchased	$24,298
Distribution and service plan fees payable	22
Other affiliated payables	47
Total liabilities		24,367
Net Assets		$1,064,194
Net Assets consist of:
Paid in capital		$1,060,129
Distributions in excess of net investment income		(248)
Accumulated undistributed net realized gain (loss) on investments		(7,269)
Net unrealized appreciation (depreciation) on investments		11,582
Net Assets		$1,064,194
Multi-Manager Income:
Net Asset Value, offering price and redemption price per share ($852,606 ÷ 82,683 shares)		$10.31
Class L:
Net Asset Value, offering price and redemption price per share ($106,236 ÷ 10,301 shares)		$10.31
Class N:
Net Asset Value, offering price and redemption price per share ($105,352 ÷ 10,221 shares)		$10.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$18,346
Expenses
Transfer agent fees	$647
Distribution and service plan fees	257
Independent trustees' fees and expenses	7
Total expenses		911
Net investment income (loss)		17,435
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(13,472)
Capital gain distributions from underlying funds	23,041
Total net realized gain (loss)		9,569
Change in net unrealized appreciation (depreciation) on underlying funds		36,484
Net gain (loss)		46,053
Net increase (decrease) in net assets resulting from operations		$63,488

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,435	$18,510
Net realized gain (loss)	9,569	(5,422)
Change in net unrealized appreciation (depreciation)	36,484	(25,916)
Net increase (decrease) in net assets resulting from operations	63,488	(12,828)
Distributions to shareholders from net investment income	(17,791)	(18,299)
Distributions to shareholders from net realized gain	(2,868)	(21,320)
Total distributions	(20,659)	(39,619)
Share transactions - net increase (decrease)	(10,491)	(48,542)
Total increase (decrease) in net assets	32,338	(100,989)
Net Assets
Beginning of period	1,031,856	1,132,845
End of period	$1,064,194	$1,031,856
Other Information
Undistributed net investment income end of period	$–	$881
Distributions in excess of net investment income end of period	$(248)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager Income Fund

Years ended March 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.33	$10.29	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.17	.18	.14	.04
Net realized and unrealized gain (loss)	.43	(.24)	.22	.24	.13
Total from investment operations	.58	(.07)	.40	.38	.17
Distributions from net investment income	(.16)C	(.16)	(.19)	(.12)	(.03)
Distributions from net realized gain	(.03)C	(.19)	(.18)	(.11)	–
Total distributions	(.18)D	(.35)	(.36)E	(.23)	(.03)
Net asset value, end of period	$10.31	$9.91	$10.33	$10.29	$10.14
Total ReturnF,G	5.92%	(.65)%	3.98%	3.79%	1.71%
Ratios to Average Net AssetsH,I
Expenses before reductions	.05%	.05%	.05%	.06%	.15%J
Expenses net of fee waivers, if any	.05%	.05%	.05%	.06%	.06%J
Expenses net of all reductions	.05%	.05%	.05%	.06%	.06%J
Net investment income (loss)	1.46%	1.66%	1.77%	1.43%	1.52%J
Supplemental Data
Net assets, end of period (000 omitted)	$853	$822	$921	$702	$102
Portfolio turnover rateH	49%	44%	23%	40%	0%K

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.027 per share.

 E Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.177 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager Income Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.15	.17	.18	.05
Net realized and unrealized gain (loss)	.42	(.23)	.22	.15
Total from investment operations	.57	(.06)	.40	.20
Distributions from net investment income	(.16)C	(.16)	(.19)	(.04)
Distributions from net realized gain	(.03)C	(.19)	(.18)	(.06)
Total distributions	(.18)D	(.35)	(.36)E	(.10)
Net asset value, end of period	$10.31	$9.92	$10.33	$10.29
Total ReturnF	5.83%	(.57)%	3.97%	2.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%	.05%	.06%	.06%I
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%I
Expenses net of all reductions	.05%	.05%	.06%	.06%I
Net investment income (loss)	1.47%	1.66%	1.77%	1.62%I
Supplemental Data
Net assets, end of period (000 omitted)	$106	$105	$106	$102
Portfolio turnover rateG	49%	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.027 per share.

 E Total distributions of $.36 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.177 per share.

 F Total returns for periods of less than one year are not annualized.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager Income Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.12	.14	.16	.04
Net realized and unrealized gain (loss)	.44	(.23)	.22	.16
Total from investment operations	.56	(.09)	.38	.20
Distributions from net investment income	(.13)C	(.14)	(.16)	(.04)
Distributions from net realized gain	(.03)C	(.19)	(.18)	(.06)
Total distributions	(.16)	(.33)	(.34)	(.10)
Net asset value, end of period	$10.31	$9.91	$10.33	$10.29
Total ReturnD	5.67%	(.90)%	3.71%	1.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%	.30%	.31%	.32%G
Expenses net of fee waivers, if any	.30%	.30%	.31%	.32%G
Expenses net of all reductions	.30%	.30%	.31%	.32%G
Net investment income (loss)	1.22%	1.41%	1.52%	1.36%G
Supplemental Data
Net assets, end of period (000 omitted)	$105	$105	$106	$102
Portfolio turnover rateE	49%	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	33.7	33.3
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	15.9	12.6
Strategic Advisers International Multi-Manager Fund Class F	8.4	8.2
Strategic Advisers Value Multi-Manager Fund Class F	6.9	7.2
Strategic Advisers Core Multi-Manager Fund Class F	6.9	7.2
Strategic Advisers Growth Multi-Manager Fund Class F	5.7	6.1
Strategic Advisers Emerging Markets Fund of Funds Class F	5.6	5.9
Fidelity Series Short-Term Credit Fund Class F	5.3	6.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	3.5	3.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.4	3.3
	95.3	94.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.7%
International Equity Funds	14.0%
Bond Funds	40.1%
Short-Term Funds	21.2%

Six months ago
Domestic Equity Funds	25.6%
International Equity Funds	14.1%
Bond Funds	41.0%
Short-Term Funds	19.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2005 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 24.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,104	$5,909
Strategic Advisers Core Multi-Manager Fund Class F (b)	1,894	23,861
Strategic Advisers Growth Multi-Manager Fund Class F (b)	1,531	19,900
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	1,230	12,030
Strategic Advisers Value Multi-Manager Fund Class F (b)	1,594	23,926
TOTAL DOMESTIC EQUITY FUNDS
(Cost $84,388)		85,626

International Equity Funds - 14.0%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	1,952	19,404
Strategic Advisers International Multi-Manager Fund Class F (b)	2,462	29,027
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $46,442)		48,431

Bond Funds - 40.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	230	2,350
Fidelity Series Floating Rate High Income Fund Class F (b)	91	870
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,194	11,811
Fidelity Series Real Estate Income Fund Class F (b)	153	1,703
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	11,900	116,983
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	520	5,236
TOTAL BOND FUNDS
(Cost $138,871)		138,953

Short-Term Funds - 21.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	55,252	55,252
Fidelity Series Short-Term Credit Fund Class F (b)	1,853	18,475
TOTAL SHORT-TERM FUNDS
(Cost $73,760)		73,727
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $343,461)		346,737
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36)
NET ASSETS - 100%		$346,701

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$39,271	$18,791	$2,810	$154	$55,252
Fidelity Series Commodity Strategy Fund Class F	4,349	1,609	362	--	5,909
Fidelity Series Emerging Markets Debt Fund Class F	2,184	156	154	141	2,350
Fidelity Series Floating Rate High Income Fund Class F	850	48	76	39	870
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,468	1,231	895	18	11,811
Fidelity Series Real Estate Income Fund Class F	1,668	164	163	83	1,703
Fidelity Series Short-Term Credit Fund Class F	21,047	3,837	6,352	254	18,475
Strategic Advisers Core Income Multi-Manager Fund Class F	118,898	10,286	11,844	2,510	116,983
Strategic Advisers Core Multi-Manager Fund Class F	26,954	2,504	7,177	203	23,861
Strategic Advisers Emerging Markets Fund of Funds Class F	19,015	539	3,342	187	19,404
Strategic Advisers Growth Multi-Manager Fund Class F	22,492	3,014	5,754	131	19,900
Strategic Advisers Income Opportunities Fund of Funds Class F	10,370	550	6,512	516	5,236
Strategic Advisers International Multi-Manager Fund Class F	25,864	4,447	3,428	415	29,027
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	13,500	2,363	4,092	5	12,030
Strategic Advisers Value Multi-Manager Fund Class F	26,926	1,720	7,803	370	23,926
Total	$344,856	$51,259	$60,764	$5,026	$346,737

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $343,461) — See accompanying schedule		$346,737
Receivable for investments sold		5,879
Total assets		352,616
Liabilities
Payable for investments purchased	$5,880
Distribution and service plan fees payable	22
Other affiliated payables	13
Total liabilities		5,915
Net Assets		$346,701
Net Assets consist of:
Paid in capital		$342,195
Undistributed net investment income		686
Accumulated undistributed net realized gain (loss) on investments		544
Net unrealized appreciation (depreciation) on investments		3,276
Net Assets		$346,701
Multi-Manager 2005:
Net Asset Value, offering price and redemption price per share ($130,294 ÷ 12,345 shares)		$10.55
Class L:
Net Asset Value, offering price and redemption price per share ($108,651 ÷ 10,303 shares)		$10.55
Class N:
Net Asset Value, offering price and redemption price per share ($107,756 ÷ 10,225 shares)		$10.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$5,026
Expenses
Transfer agent fees	$262
Distribution and service plan fees	260
Independent trustees' fees and expenses	3
Total expenses		525
Net investment income (loss)		4,501
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,369)
Capital gain distributions from underlying funds	8,682
Total net realized gain (loss)		6,313
Change in net unrealized appreciation (depreciation) on underlying funds		13,754
Net gain (loss)		20,067
Net increase (decrease) in net assets resulting from operations		$24,568

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,501	$5,519
Net realized gain (loss)	6,313	(698)
Change in net unrealized appreciation (depreciation)	13,754	(10,838)
Net increase (decrease) in net assets resulting from operations	24,568	(6,017)
Distributions to shareholders from net investment income	(4,558)	(5,516)
Distributions to shareholders from net realized gain	(972)	(10,129)
Total distributions	(5,530)	(15,645)
Share transactions - net increase (decrease)	(17,157)	31,453
Total increase (decrease) in net assets	1,881	9,791
Net Assets
Beginning of period	344,820	335,029
End of period	$346,701	$344,820
Other Information
Undistributed net investment income end of period	$686	$819

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2005 Fund

Years ended March 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$10.58	$10.65	$10.27	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.16	.19	.14	.05
Net realized and unrealized gain (loss)	.60	(.30)	.31	.49	.22
Total from investment operations	.75	(.14)	.50	.63	.27
Distributions from net investment income	(.15)	(.16)	(.19)	(.10)	–
Distributions from net realized gain	(.03)	(.30)	(.39)	(.15)	–
Total distributions	(.18)	(.46)	(.57)C	(.25)	–
Net asset value, end of period	$10.55	$9.98	$10.58	$10.65	$10.27
Total ReturnD,E	7.57%	(1.34)%	4.83%	6.18%	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%	.06%	.05%	.06%	.15%H
Expenses net of fee waivers, if any	.07%	.06%	.05%	.06%	.06%H
Expenses net of all reductions	.07%	.06%	.05%	.06%	.06%H
Net investment income (loss)	1.42%	1.63%	1.76%	1.32%	1.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$130	$133	$120	$115	$103
Portfolio turnover rateF	15%	48%	17%	44%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.385 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2005 Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.97	$10.57	$10.64	$10.51
Income from Investment Operations
Net investment income (loss)B	.14	.16	.18	.06
Net realized and unrealized gain (loss)	.62	(.30)	.32	.22
Total from investment operations	.76	(.14)	.50	.28
Distributions from net investment income	(.15)	(.16)	(.18)	(.06)
Distributions from net realized gain	(.03)	(.30)	(.39)	(.09)
Total distributions	(.18)	(.46)	(.57)	(.15)
Net asset value, end of period	$10.55	$9.97	$10.57	$10.64
Total ReturnC,D	7.67%	(1.39)%	4.79%	2.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.09%	.10%	.07%G
Expenses net of fee waivers, if any	.09%	.09%	.10%	.07%G
Expenses net of all reductions	.09%	.09%	.10%	.07%G
Net investment income (loss)	1.40%	1.59%	1.71%	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$109	$106	$108	$103
Portfolio turnover rateE	15%	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2005 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.56	$10.63	$10.51
Income from Investment Operations
Net investment income (loss)B	.12	.14	.16	.05
Net realized and unrealized gain (loss)	.61	(.31)	.31	.21
Total from investment operations	.73	(.17)	.47	.26
Distributions from net investment income	(.12)	(.13)	(.16)	(.06)
Distributions from net realized gain	(.03)	(.30)	(.39)	(.09)
Total distributions	(.15)	(.43)	(.54)C	(.14)D
Net asset value, end of period	$10.54	$9.96	$10.56	$10.63
Total ReturnE,F	7.41%	(1.64)%	4.53%	2.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.34%	.34%	.35%	.33%I
Expenses net of fee waivers, if any	.34%	.34%	.35%	.33%I
Expenses net of all reductions	.34%	.34%	.35%	.33%I
Net investment income (loss)	1.15%	1.34%	1.46%	1.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$108	$105	$107	$103
Portfolio turnover rateG	15%	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.385 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	30.3	29.8
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	12.1	9.4
Strategic Advisers International Multi-Manager Fund Class F	10.4	10.2
Strategic Advisers Value Multi-Manager Fund Class F	8.8	9.0
Strategic Advisers Core Multi-Manager Fund Class F	8.7	9.0
Strategic Advisers Growth Multi-Manager Fund Class F	7.3	7.6
Strategic Advisers Emerging Markets Fund of Funds Class F	6.5	6.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.4	4.5
Fidelity Series Short-Term Credit Fund Class F	4.1	5.0
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.8	2.7
	95.4	94.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.9%
International Equity Funds	16.9%
Bond Funds	36.0%
Short-Term Funds	16.2%

Six months ago
Domestic Equity Funds	31.7%
International Equity Funds	17.1%
Bond Funds	36.8%
Short-Term Funds	14.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2010 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 30.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,717	$9,183
Strategic Advisers Core Multi-Manager Fund Class F (b)	3,759	47,365
Strategic Advisers Growth Multi-Manager Fund Class F (b)	3,039	39,502
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,442	23,879
Strategic Advisers Value Multi-Manager Fund Class F (b)	3,164	47,492
TOTAL DOMESTIC EQUITY FUNDS
(Cost $161,290)		167,421

International Equity Funds - 16.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,524	35,028
Strategic Advisers International Multi-Manager Fund Class F (b)	4,796	56,546
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $84,224)		91,574

Bond Funds - 36.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	371	3,796
Fidelity Series Floating Rate High Income Fund Class F (b)	143	1,361
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,516	14,997
Fidelity Series Real Estate Income Fund Class F (b)	241	2,677
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	16,703	164,190
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	813	8,188
TOTAL BOND FUNDS
(Cost $194,246)		195,209

Short-Term Funds - 16.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	65,987	65,987
Fidelity Series Short-Term Credit Fund Class F (b)	2,220	22,131
TOTAL SHORT-TERM FUNDS
(Cost $88,135)		88,118
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $527,895)		542,322
NET OTHER ASSETS (LIABILITIES) - 0.0%		(44)
NET ASSETS - 100%		$542,278

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$61,062	$44,341	$39,415	$208	$65,987
Fidelity Series Commodity Strategy Fund Class F	9,775	5,995	7,485	--	9,183
Fidelity Series Emerging Markets Debt Fund Class F	4,958	1,189	2,714	264	3,796
Fidelity Series Floating Rate High Income Fund Class F	1,952	457	1,151	73	1,361
Fidelity Series Inflation-Protected Bond Index Fund Class F	21,280	5,891	12,283	30	14,997
Fidelity Series Real Estate Income Fund Class F	3,787	1,024	2,219	153	2,677
Fidelity Series Short-Term Credit Fund Class F	33,200	14,606	25,642	349	22,131
Strategic Advisers Core Income Multi-Manager Fund Class F	246,174	60,589	143,457	4,289	164,190
Strategic Advisers Core Multi-Manager Fund Class F	75,753	19,203	50,357	460	47,365
Strategic Advisers Emerging Markets Fund of Funds Class F	49,602	10,886	32,378	329	35,028
Strategic Advisers Growth Multi-Manager Fund Class F	63,213	18,236	42,025	303	39,502
Strategic Advisers Income Opportunities Fund of Funds Class F	23,422	2,443	19,283	946	8,188
Strategic Advisers International Multi-Manager Fund Class F	75,106	24,787	48,091	792	56,546
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	37,941	11,081	26,177	8	23,879
Strategic Advisers Value Multi-Manager Fund Class F	75,674	17,278	51,382	853	47,492
Total	$782,899	$238,006	$504,059	$9,057	$542,322

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $527,895) — See accompanying schedule		$542,322
Receivable for investments sold		6,895
Receivable for fund shares sold		460
Total assets		549,677
Liabilities
Payable for investments purchased	$7,355
Distribution and service plan fees payable	23
Other affiliated payables	21
Total liabilities		7,399
Net Assets		$542,278
Net Assets consist of:
Paid in capital		$542,391
Undistributed net investment income		1,021
Accumulated undistributed net realized gain (loss) on investments		(15,561)
Net unrealized appreciation (depreciation) on investments		14,427
Net Assets		$542,278
Multi-Manager 2010:
Net Asset Value, offering price and redemption price per share ($322,135 ÷ 29,898 shares)		$10.77
Class L:
Net Asset Value, offering price and redemption price per share ($110,531 ÷ 10,257 shares)		$10.78
Class N:
Net Asset Value, offering price and redemption price per share ($109,612 ÷ 10,178 shares)		$10.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$9,057
Expenses
Transfer agent fees	$333
Distribution and service plan fees	263
Independent trustees' fees and expenses	5
Total expenses		601
Net investment income (loss)		8,456
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(26,427)
Capital gain distributions from underlying funds	18,936
Total net realized gain (loss)		(7,491)
Change in net unrealized appreciation (depreciation) on underlying funds		51,900
Net gain (loss)		44,409
Net increase (decrease) in net assets resulting from operations		$52,865

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,456	$12,003
Net realized gain (loss)	(7,491)	8,334
Change in net unrealized appreciation (depreciation)	51,900	(35,995)
Net increase (decrease) in net assets resulting from operations	52,865	(15,658)
Distributions to shareholders from net investment income	(8,819)	(12,026)
Distributions to shareholders from net realized gain	(6,904)	(26,838)
Total distributions	(15,723)	(38,864)
Share transactions - net increase (decrease)	(277,713)	70,458
Total increase (decrease) in net assets	(240,571)	15,936
Net Assets
Beginning of period	782,849	766,913
End of period	$542,278	$782,849
Other Information
Undistributed net investment income end of period	$1,021	$1,494

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2010 Fund

Years ended March 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$10.87	$10.87	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.16	.19	.15	.05
Net realized and unrealized gain (loss)	.77	(.35)	.37	.67	.30
Total from investment operations	.91	(.19)	.56	.82	.35
Distributions from net investment income	(.17)	(.17)	(.17)	(.12)	–
Distributions from net realized gain	(.10)	(.37)	(.40)	(.18)	–
Total distributions	(.28)C	(.54)	(.56)D	(.30)	–
Net asset value, end of period	$10.77	$10.14	$10.87	$10.87	$10.35
Total ReturnE,F	9.08%	(1.85)%	5.31%	8.00%	3.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%	.05%	.05%	.06%	.17%I
Expenses net of fee waivers, if any	.05%	.05%	.05%	.06%	.06%I
Expenses net of all reductions	.05%	.05%	.05%	.06%	.06%I
Net investment income (loss)	1.37%	1.58%	1.73%	1.45%	1.87%I
Supplemental Data
Net assets, end of period (000 omitted)	$322	$571	$550	$277	$104
Portfolio turnover rateG	37%	32%	15%	24%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.102 per share.

 D Total distributions of $.56 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.397 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2010 Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.15	$10.88	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.14	.16	.19	.07
Net realized and unrealized gain (loss)	.77	(.35)	.38	.25
Total from investment operations	.91	(.19)	.57	.32
Distributions from net investment income	(.18)	(.16)	(.16)	(.07)
Distributions from net realized gain	(.10)	(.37)	(.40)	(.11)
Total distributions	(.28)	(.54)C	(.56)	(.18)
Net asset value, end of period	$10.78	$10.15	$10.88	$10.87
Total ReturnD	9.08%	(1.86)%	5.37%	2.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%	.06%	.07%	.07%G
Expenses net of fee waivers, if any	.06%	.06%	.07%	.07%G
Expenses net of all reductions	.06%	.06%	.07%	.07%G
Net investment income (loss)	1.36%	1.56%	1.71%	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$111	$106	$108	$103
Portfolio turnover rateE	37%	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.371 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2010 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$10.87	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.12	.14	.16	.06
Net realized and unrealized gain (loss)	.76	(.36)	.37	.25
Total from investment operations	.88	(.22)	.53	.31
Distributions from net investment income	(.15)	(.14)	(.14)	(.07)
Distributions from net realized gain	(.10)	(.37)	(.40)	(.11)
Total distributions	(.25)	(.51)	(.53)C	(.17)D
Net asset value, end of period	$10.77	$10.14	$10.87	$10.87
Total ReturnE	8.82%	(2.11)%	5.01%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.31%	.31%	.32%	.32%H
Expenses net of fee waivers, if any	.31%	.31%	.32%	.32%H
Expenses net of all reductions	.31%	.31%	.32%	.32%H
Net investment income (loss)	1.11%	1.31%	1.46%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$110	$106	$108	$103
Portfolio turnover rateF	37%	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.397 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	26.7	26.2
Strategic Advisers International Multi-Manager Fund Class F	12.5	12.3
Strategic Advisers Value Multi-Manager Fund Class F	10.6	10.9
Strategic Advisers Core Multi-Manager Fund Class F	10.6	10.9
Strategic Advisers Growth Multi-Manager Fund Class F	8.9	9.1
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	8.7	6.4
Strategic Advisers Emerging Markets Fund of Funds Class F	7.1	7.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.4	5.5
Fidelity Series Short-Term Credit Fund Class F	2.9	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.0	1.9
	95.4	94.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.2%
International Equity Funds	19.6%
Bond Funds	31.6%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	38.0%
International Equity Funds	19.7%
Bond Funds	32.5%
Short-Term Funds	9.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2015 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,010	$21,455
Strategic Advisers Core Multi-Manager Fund Class F (b)	10,659	134,306
Strategic Advisers Growth Multi-Manager Fund Class F (b)	8,616	112,009
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	6,923	67,707
Strategic Advisers Value Multi-Manager Fund Class F (b)	8,972	134,664
TOTAL DOMESTIC EQUITY FUNDS
(Cost $469,064)		470,141

International Equity Funds - 19.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	9,056	90,021
Strategic Advisers International Multi-Manager Fund Class F (b)	13,374	157,684
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $239,908)		247,705

Bond Funds - 31.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	854	8,732
Fidelity Series Floating Rate High Income Fund Class F (b)	333	3,172
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	2,507	24,797
Fidelity Series Real Estate Income Fund Class F (b)	557	6,185
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	34,260	336,772
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,896	19,095
TOTAL BOND FUNDS
(Cost $396,617)		398,753

Short-Term Funds - 11.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	110,135	110,135
Fidelity Series Short-Term Credit Fund Class F (b)	3,709	36,975
TOTAL SHORT-TERM FUNDS
(Cost $147,179)		147,110
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,252,768)		1,263,709
NET OTHER ASSETS (LIABILITIES) - 0.0%		(114)
NET ASSETS - 100%		$1,263,595

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$79,055	$75,790	$44,710	$347	$110,135
Fidelity Series Commodity Strategy Fund Class F	21,585	9,364	11,258	--	21,455
Fidelity Series Emerging Markets Debt Fund Class F	10,915	1,553	4,494	644	8,732
Fidelity Series Floating Rate High Income Fund Class F	4,267	554	1,881	176	3,172
Fidelity Series Inflation-Protected Bond Index Fund Class F	32,684	6,521	14,394	46	24,797
Fidelity Series Real Estate Income Fund Class F	8,341	1,410	3,718	378	6,185
Fidelity Series Short-Term Credit Fund Class F	42,482	22,805	28,161	575	36,975
Strategic Advisers Core Income Multi-Manager Fund Class F	487,943	76,202	225,891	9,000	336,772
Strategic Advisers Core Multi-Manager Fund Class F	197,019	32,342	105,073	1,435	134,306
Strategic Advisers Emerging Markets Fund of Funds Class F	118,496	15,678	61,043	1,131	90,021
Strategic Advisers Growth Multi-Manager Fund Class F	164,402	34,498	86,380	916	112,009
Strategic Advisers Income Opportunities Fund of Funds Class F	50,996	5,124	40,824	2,365	19,095
Strategic Advisers International Multi-Manager Fund Class F	199,533	44,661	99,629	2,987	157,684
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	98,673	24,613	56,044	30	67,707
Strategic Advisers Value Multi-Manager Fund Class F	196,814	27,027	109,912	2,588	134,664
Total	$1,713,205	$378,142	$893,412	$22,618	$1,263,709

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,252,768) — See accompanying schedule		$1,263,709
Receivable for investments sold		12,606
Total assets		1,276,315
Liabilities
Payable for investments purchased	$12,359
Payable for fund shares redeemed	250
Distribution and service plan fees payable	23
Other affiliated payables	88
Total liabilities		12,720
Net Assets		$1,263,595
Net Assets consist of:
Paid in capital		$1,260,703
Undistributed net investment income		2,266
Accumulated undistributed net realized gain (loss) on investments		(10,315)
Net unrealized appreciation (depreciation) on investments		10,941
Net Assets		$1,263,595
Multi-Manager 2015:
Net Asset Value, offering price and redemption price per share ($1,040,232 ÷ 93,783 shares)		$11.09
Class L:
Net Asset Value, offering price and redemption price per share ($112,146 ÷ 10,106 shares)		$11.10
Class N:
Net Asset Value, offering price and redemption price per share ($111,217 ÷ 10,030 shares)		$11.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$22,618
Expenses
Transfer agent fees	$1,216
Distribution and service plan fees	265
Independent trustees' fees and expenses	8
Total expenses		1,489
Net investment income (loss)		21,129
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(52,434)
Capital gain distributions from underlying funds	59,577
Total net realized gain (loss)		7,143
Change in net unrealized appreciation (depreciation) on underlying funds		118,203
Net gain (loss)		125,346
Net increase (decrease) in net assets resulting from operations		$146,475

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,129	$28,236
Net realized gain (loss)	7,143	16,148
Change in net unrealized appreciation (depreciation)	118,203	(100,177)
Net increase (decrease) in net assets resulting from operations	146,475	(55,793)
Distributions to shareholders from net investment income	(22,535)	(28,254)
Distributions to shareholders from net realized gain	(6,674)	(67,187)
Total distributions	(29,209)	(95,441)
Share transactions - net increase (decrease)	(566,744)	53,122
Total increase (decrease) in net assets	(449,478)	(98,112)
Net Assets
Beginning of period	1,713,073	1,811,185
End of period	$1,263,595	$1,713,073
Other Information
Undistributed net investment income end of period	$2,266	$3,895

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2015 Fund

Years ended March 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$11.04	$10.97	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.16	.19	.15	.05
Net realized and unrealized gain (loss)	.91	(.40)	.42	.74	.31
Total from investment operations	1.06	(.24)	.61	.89	.36
Distributions from net investment income	(.15)	(.17)	(.15)	(.12)	–
Distributions from net realized gain	(.04)	(.40)	(.39)	(.16)	–
Total distributions	(.20)C	(.57)	(.54)	(.28)	–
Net asset value, end of period	$11.09	$10.23	$11.04	$10.97	$10.36
Total ReturnD,E	10.41%	(2.32)%	5.70%	8.68%	3.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%	.08%	.09%	.10%	.21%H
Expenses net of fee waivers, if any	.08%	.08%	.09%	.10%	.09%H
Expenses net of all reductions	.08%	.08%	.09%	.10%	.09%H
Net investment income (loss)	1.40%	1.53%	1.73%	1.44%	1.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,040	$1,500	$1,593	$654	$104
Portfolio turnover rateF	25%	37%	16%	38%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2015 Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$11.04	$10.97	$10.77
Income from Investment Operations
Net investment income (loss)B	.15	.16	.19	.06
Net realized and unrealized gain (loss)	.91	(.40)	.42	.30
Total from investment operations	1.06	(.24)	.61	.36
Distributions from net investment income	(.15)	(.16)	(.15)	(.07)
Distributions from net realized gain	(.04)	(.40)	(.39)	(.09)
Total distributions	(.20)C	(.56)	(.54)	(.16)
Net asset value, end of period	$11.10	$10.24	$11.04	$10.97
Total ReturnD,E	10.41%	(2.24)%	5.66%	3.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%	.08%	.09%	.10%H
Expenses net of fee waivers, if any	.08%	.08%	.09%	.10%H
Expenses net of all reductions	.08%	.08%	.09%	.10%H
Net investment income (loss)	1.40%	1.52%	1.72%	1.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$112	$107	$109	$103
Portfolio turnover rateF	25%	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2015 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$11.04	$10.96	$10.77
Income from Investment Operations
Net investment income (loss)B	.12	.13	.16	.05
Net realized and unrealized gain (loss)	.91	(.40)	.43	.30
Total from investment operations	1.03	(.27)	.59	.35
Distributions from net investment income	(.13)	(.14)	(.12)	(.07)
Distributions from net realized gain	(.04)	(.40)	(.39)	(.09)
Total distributions	(.17)	(.54)	(.51)	(.16)
Net asset value, end of period	$11.09	$10.23	$11.04	$10.96
Total ReturnC,D	10.15%	(2.57)%	5.51%	3.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.33%	.34%	.36%G
Expenses net of fee waivers, if any	.33%	.33%	.34%	.35%G
Expenses net of all reductions	.33%	.33%	.34%	.35%G
Net investment income (loss)	1.15%	1.27%	1.47%	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$111	$106	$109	$103
Portfolio turnover rateE	25%	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	24.2	23.9
Strategic Advisers International Multi-Manager Fund Class F	13.9	13.6
Strategic Advisers Value Multi-Manager Fund Class F	12.0	12.1
Strategic Advisers Core Multi-Manager Fund Class F	11.9	12.1
Strategic Advisers Growth Multi-Manager Fund Class F	9.9	10.2
Strategic Advisers Emerging Markets Fund of Funds Class F	7.6	7.9
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	6.6	4.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.0	6.1
Fidelity Series Short-Term Credit Fund Class F	2.2	2.5
Fidelity Series Commodity Strategy Fund Class F	1.7	1.6
	96.0	94.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.5%
International Equity Funds	21.5%
Bond Funds	28.2%
Short-Term Funds	8.8%

Six months ago
Domestic Equity Funds	42.1%
International Equity Funds	21.5%
Bond Funds	29.3%
Short-Term Funds	7.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2020 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 41.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	18,446	$98,684
Strategic Advisers Core Multi-Manager Fund Class F (b)	54,511	686,833
Strategic Advisers Growth Multi-Manager Fund Class F (b)	44,062	572,808
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	35,403	346,238
Strategic Advisers Value Multi-Manager Fund Class F (b)	45,880	688,659
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,412,634)		2,393,222

International Equity Funds - 21.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	44,082	438,171
Strategic Advisers International Multi-Manager Fund Class F (b)	67,878	800,284
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,198,950)		1,238,455

Bond Funds - 28.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	3,646	37,299
Fidelity Series Floating Rate High Income Fund Class F (b)	1,517	14,429
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	6,750	66,760
Fidelity Series Real Estate Income Fund Class F (b)	2,456	27,290
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	141,766	1,393,563
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	8,647	87,079
TOTAL BOND FUNDS
(Cost $1,624,957)		1,626,420

Short-Term Funds - 8.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	379,743	379,743
Fidelity Series Short-Term Credit Fund Class F (b)	12,769	127,305
TOTAL SHORT-TERM FUNDS
(Cost $507,190)		507,048
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,743,731)		5,765,145
NET OTHER ASSETS (LIABILITIES) - 0.0%		(341)
NET ASSETS - 100%		$5,764,804

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$156,531	$268,095	$44,883	$745	$379,743
Fidelity Series Commodity Strategy Fund Class F	55,937	57,789	18,999	--	98,684
Fidelity Series Emerging Markets Debt Fund Class F	28,062	14,072	6,880	1,776	37,299
Fidelity Series Floating Rate High Income Fund Class F	11,023	5,736	2,919	488	14,429
Fidelity Series Inflation-Protected Bond Index Fund Class F	47,618	32,157	13,104	70	66,760
Fidelity Series Real Estate Income Fund Class F	21,220	11,499	5,899	1,014	27,290
Fidelity Series Short-Term Credit Fund Class F	84,084	85,060	41,568	1,166	127,305
Strategic Advisers Core Income Multi-Manager Fund Class F	1,097,033	604,875	306,361	22,645	1,393,563
Strategic Advisers Core Multi-Manager Fund Class F	563,341	293,205	203,685	4,177	686,833
Strategic Advisers Emerging Markets Fund of Funds Class F	324,060	172,775	111,930	3,343	438,171
Strategic Advisers Growth Multi-Manager Fund Class F	470,079	268,064	168,962	2,645	572,808
Strategic Advisers Income Opportunities Fund of Funds Class F	131,580	36,153	90,365	6,344	87,079
Strategic Advisers International Multi-Manager Fund Class F	573,764	351,111	172,630	8,977	800,284
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	282,137	175,121	112,347	92	346,238
Strategic Advisers Value Multi-Manager Fund Class F	562,756	280,890	218,689	7,473	688,659
Total	$4,409,225	$2,656,602	$1,519,221	$60,955	$5,765,145

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $5,743,731) — See accompanying schedule		$5,765,145
Receivable for investments sold		47,240
Receivable for fund shares sold		1,711
Total assets		5,814,096
Liabilities
Payable for investments purchased	$48,959
Distribution and service plan fees payable	23
Other affiliated payables	310
Total liabilities		49,292
Net Assets		$5,764,804
Net Assets consist of:
Paid in capital		$5,703,279
Undistributed net investment income		7,466
Accumulated undistributed net realized gain (loss) on investments		32,645
Net unrealized appreciation (depreciation) on investments		21,414
Net Assets		$5,764,804
Multi-Manager 2020:
Net Asset Value, offering price and redemption price per share ($5,539,284 ÷ 496,799 shares)		$11.15
Class L:
Net Asset Value, offering price and redemption price per share ($113,230 ÷ 10,156 shares)		$11.15
Class N:
Net Asset Value, offering price and redemption price per share ($112,290 ÷ 10,080 shares)		$11.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$60,955
Expenses
Transfer agent fees	$3,327
Distribution and service plan fees	266
Independent trustees' fees and expenses	20
Total expenses		3,613
Net investment income (loss)		57,342
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(89,613)
Capital gain distributions from underlying funds	172,929
Total net realized gain (loss)		83,316
Change in net unrealized appreciation (depreciation) on underlying funds		308,148
Net gain (loss)		391,464
Net increase (decrease) in net assets resulting from operations		$448,806

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,342	$62,846
Net realized gain (loss)	83,316	87,058
Change in net unrealized appreciation (depreciation)	308,148	(271,767)
Net increase (decrease) in net assets resulting from operations	448,806	(121,863)
Distributions to shareholders from net investment income	(56,930)	(60,710)
Distributions to shareholders from net realized gain	(50,679)	(163,441)
Total distributions	(107,609)	(224,151)
Share transactions - net increase (decrease)	1,014,677	1,358,231
Total increase (decrease) in net assets	1,355,874	1,012,217
Net Assets
Beginning of period	4,408,930	3,396,713
End of period	$5,764,804	$4,408,930
Other Information
Undistributed net investment income end of period	$7,466	$8,054

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2020 Fund

Years ended March 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.27	$11.15	$11.12	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.16	.19	.15	.06
Net realized and unrealized gain (loss)	1.00	(.43)	.45	.83	.34
Total from investment operations	1.14	(.27)	.64	.98	.40
Distributions from net investment income	(.14)	(.15)	(.16)	(.12)	–
Distributions from net realized gain	(.12)	(.46)	(.45)	(.14)	–
Total distributions	(.26)	(.61)	(.61)	(.26)	–
Net asset value, end of period	$11.15	$10.27	$11.15	$11.12	$10.40
Total ReturnC,D	11.28%	(2.56)%	5.91%	9.50%	4.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.08%	.08%	.10%	.21%G
Expenses net of fee waivers, if any	.08%	.08%	.08%	.10%	.09%G
Expenses net of all reductions	.08%	.08%	.08%	.10%	.09%G
Net investment income (loss)	1.35%	1.51%	1.71%	1.41%	1.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,539	$4,196	$3,178	$1,527	$104
Portfolio turnover rateE	35%	29%	19%	51%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2020 Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.27	$11.15	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.14	.16	.19	.06
Net realized and unrealized gain (loss)	1.00	(.43)	.46	.32
Total from investment operations	1.14	(.27)	.65	.38
Distributions from net investment income	(.14)	(.15)	(.16)	(.08)
Distributions from net realized gain	(.12)	(.46)	(.45)	(.09)
Total distributions	(.26)	(.61)	(.61)	(.16)C
Net asset value, end of period	$11.15	$10.27	$11.15	$11.11
Total ReturnD	11.28%	(2.58)%	5.98%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.08%	.09%	.09%G
Expenses net of fee waivers, if any	.08%	.08%	.09%	.09%G
Expenses net of all reductions	.08%	.08%	.09%	.09%G
Net investment income (loss)	1.35%	1.51%	1.71%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$113	$107	$110	$104
Portfolio turnover rateE	35%	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2020 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.26	$11.14	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.12	.13	.16	.05
Net realized and unrealized gain (loss)	.99	(.43)	.45	.33
Total from investment operations	1.11	(.30)	.61	.38
Distributions from net investment income	(.11)	(.12)	(.13)	(.08)
Distributions from net realized gain	(.12)	(.46)	(.45)	(.09)
Total distributions	(.23)	(.58)	(.58)	(.16)C
Net asset value, end of period	$11.14	$10.26	$11.14	$11.11
Total ReturnD	11.01%	(2.82)%	5.63%	3.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.33%	.34%	.35%G
Expenses net of fee waivers, if any	.33%	.33%	.34%	.35%G
Expenses net of all reductions	.33%	.33%	.34%	.35%G
Net investment income (loss)	1.10%	1.26%	1.46%	1.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$112	$106	$109	$103
Portfolio turnover rateE	35%	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	20.7	20.4
Strategic Advisers International Multi-Manager Fund Class F	15.2	15.0
Strategic Advisers Value Multi-Manager Fund Class F	13.2	13.4
Strategic Advisers Core Multi-Manager Fund Class F	13.2	13.4
Strategic Advisers Growth Multi-Manager Fund Class F	11.0	11.3
Strategic Advisers Emerging Markets Fund of Funds Class F	8.0	8.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.7	6.7
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	4.8	3.3
Fidelity Series Commodity Strategy Fund Class F	1.9	1.8
Fidelity Series Short-Term Credit Fund Class F	1.6	1.7
	96.3	95.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.0%
International Equity Funds	23.2%
Bond Funds	24.4%
Short-Term Funds	6.4%

Six months ago
Domestic Equity Funds	46.6%
International Equity Funds	23.3%
Bond Funds	25.1%
Short-Term Funds	5.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2025 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 46.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	8,142	$43,560
Strategic Advisers Core Multi-Manager Fund Class F (b)	24,118	303,892
Strategic Advisers Growth Multi-Manager Fund Class F (b)	19,495	253,440
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	15,663	153,182
Strategic Advisers Value Multi-Manager Fund Class F (b)	20,300	304,696
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,027,902)		1,058,770

International Equity Funds - 23.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	18,617	185,054
Strategic Advisers International Multi-Manager Fund Class F (b)	29,688	350,026
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $501,488)		535,080

Bond Funds - 24.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,428	14,604
Fidelity Series Floating Rate High Income Fund Class F (b)	606	5,766
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,876	18,557
Fidelity Series Real Estate Income Fund Class F (b)	981	10,904
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	48,470	476,456
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,453	34,776
TOTAL BOND FUNDS
(Cost $559,976)		561,063

Short-Term Funds - 6.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	109,946	109,946
Fidelity Series Short-Term Credit Fund Class F (b)	3,766	37,551
TOTAL SHORT-TERM FUNDS
(Cost $147,534)		147,497
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,236,900)		2,302,410
NET OTHER ASSETS (LIABILITIES) - 0.0%		(216)
NET ASSETS - 100%		$2,302,194

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$52,133	$85,531	$27,718	$255	$109,946
Fidelity Series Commodity Strategy Fund Class F	24,392	40,308	22,730	--	43,560
Fidelity Series Emerging Markets Debt Fund Class F	11,879	7,971	6,172	833	14,604
Fidelity Series Floating Rate High Income Fund Class F	4,720	3,335	2,572	235	5,766
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,701	16,118	7,194	19	18,557
Fidelity Series Real Estate Income Fund Class F	9,219	6,567	5,080	498	10,904
Fidelity Series Short-Term Credit Fund Class F	28,055	28,931	19,310	403	37,551
Strategic Advisers Core Income Multi-Manager Fund Class F	377,754	297,348	195,779	9,177	476,456
Strategic Advisers Core Multi-Manager Fund Class F	268,916	181,903	166,674	2,351	303,892
Strategic Advisers Emerging Markets Fund of Funds Class F	148,282	101,340	92,347	1,747	185,054
Strategic Advisers Growth Multi-Manager Fund Class F	224,397	164,795	138,226	1,492	253,440
Strategic Advisers Income Opportunities Fund of Funds Class F	56,162	16,763	43,050	3,006	34,776
Strategic Advisers International Multi-Manager Fund Class F	276,773	209,929	161,603	5,053	350,026
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	134,681	108,283	91,174	52	153,182
Strategic Advisers Value Multi-Manager Fund Class F	268,637	176,071	177,250	4,213	304,696
Total	$1,895,701	$1,445,193	$1,156,879	$29,334	$2,302,410

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $2,236,900) — See accompanying schedule		$2,302,410
Receivable for investments sold		9,815
Receivable for fund shares sold		6,277
Total assets		2,318,502
Liabilities
Payable for investments purchased	$16,091
Accrued management fee	6
Distribution and service plan fees payable	24
Other affiliated payables	187
Total liabilities		16,308
Net Assets		$2,302,194
Net Assets consist of:
Paid in capital		$2,217,997
Undistributed net investment income		2,943
Accumulated undistributed net realized gain (loss) on investments		15,744
Net unrealized appreciation (depreciation) on investments		65,510
Net Assets		$2,302,194
Multi-Manager 2025:
Net Asset Value, offering price and redemption price per share ($2,074,133 ÷ 183,516 shares)		$11.30
Class L:
Net Asset Value, offering price and redemption price per share ($114,504 ÷ 10,120 shares)		$11.31
Class N:
Net Asset Value, offering price and redemption price per share ($113,557 ÷ 10,044 shares)		$11.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$29,334
Expenses
Transfer agent fees	$2,107
Distribution and service plan fees	268
Independent trustees' fees and expenses	10
Total expenses before reductions	2,385
Expense reductions	(95)	2,290
Net investment income (loss)		27,044
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(44,090)
Capital gain distributions from underlying funds	96,690
Total net realized gain (loss)		52,600
Change in net unrealized appreciation (depreciation) on underlying funds		162,484
Net gain (loss)		215,084
Net increase (decrease) in net assets resulting from operations		$242,128

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,044	$21,004
Net realized gain (loss)	52,600	36,619
Change in net unrealized appreciation (depreciation)	162,484	(102,762)
Net increase (decrease) in net assets resulting from operations	242,128	(45,139)
Distributions to shareholders from net investment income	(26,339)	(19,664)
Distributions to shareholders from net realized gain	(43,829)	(64,890)
Total distributions	(70,168)	(84,554)
Share transactions - net increase (decrease)	234,706	870,589
Total increase (decrease) in net assets	406,666	740,896
Net Assets
Beginning of period	1,895,528	1,154,632
End of period	$2,302,194	$1,895,528
Other Information
Undistributed net investment income end of period	$2,943	$2,722

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2025 Fund

Years ended March 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$11.40	$11.37	$10.48	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.15	.19	.16	.06
Net realized and unrealized gain (loss)	1.10	(.48)	.51	1.06	.42
Total from investment operations	1.24	(.33)	.70	1.22	.48
Distributions from net investment income	(.14)	(.13)	(.15)	(.15)	–
Distributions from net realized gain	(.23)	(.51)	(.52)	(.18)	–
Total distributions	(.37)	(.64)	(.67)	(.33)	–
Net asset value, end of period	$11.30	$10.43	$11.40	$11.37	$10.48
Total ReturnC,D	12.11%	(3.05)%	6.37%	11.77%	4.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%	.11%	.12%	.12%	.21%G
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.09%G
Expenses net of all reductions	.10%	.10%	.10%	.10%	.09%G
Net investment income (loss)	1.32%	1.37%	1.67%	1.49%	2.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,074	$1,682	$934	$347	$105
Portfolio turnover rateE	56%	17%	21%	88%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2025 Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.44	$11.41	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.15	.15	.19	.08
Net realized and unrealized gain (loss)	1.09	(.48)	.52	.36
Total from investment operations	1.24	(.33)	.71	.44
Distributions from net investment income	(.14)	(.13)	(.15)	(.09)
Distributions from net realized gain	(.23)	(.51)	(.52)	(.12)
Total distributions	(.37)	(.64)	(.67)	(.21)
Net asset value, end of period	$11.31	$10.44	$11.41	$11.37
Total ReturnC,D	12.11%	(3.05)%	6.41%	3.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.09%	.11%	.11%G
Expenses net of fee waivers, if any	.08%	.09%	.10%	.10%G
Expenses net of all reductions	.08%	.09%	.10%	.10%G
Net investment income (loss)	1.34%	1.38%	1.67%	2.19%G
Supplemental Data
Net assets, end of period (000 omitted)	$115	$107	$111	$104
Portfolio turnover rateE	56%	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2025 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$11.40	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.12	.12	.16	.07
Net realized and unrealized gain (loss)	1.10	(.48)	.51	.37
Total from investment operations	1.22	(.36)	.67	.44
Distributions from net investment income	(.11)	(.10)	(.12)	(.09)
Distributions from net realized gain	(.23)	(.51)	(.52)	(.12)
Total distributions	(.34)	(.61)	(.64)	(.21)
Net asset value, end of period	$11.31	$10.43	$11.40	$11.37
Total ReturnC,D	11.95%	(3.31)%	6.07%	3.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.34%	.36%	.37%G
Expenses net of fee waivers, if any	.33%	.34%	.35%	.35%G
Expenses net of all reductions	.33%	.34%	.35%	.35%G
Net investment income (loss)	1.09%	1.13%	1.42%	1.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$114	$107	$110	$104
Portfolio turnover rateE	56%	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	18.4	18.3
Strategic Advisers Value Multi-Manager Fund Class F	16.2	16.5
Strategic Advisers Core Multi-Manager Fund Class F	16.1	16.6
Strategic Advisers Growth Multi-Manager Fund Class F	13.5	13.9
Strategic Advisers Core Income Multi-Manager Fund Class F	12.2	10.6
Strategic Advisers Emerging Markets Fund of Funds Class F	9.1	9.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.1	8.3
Fidelity Series Commodity Strategy Fund Class F	1.7	1.6
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	2.8
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	0.8	0.0
	97.6	98.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.6%
International Equity Funds	27.5%
Bond Funds	15.8%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	56.9%
International Equity Funds	27.7%
Bond Funds	15.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2030 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 55.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	6,134	$32,816
Strategic Advisers Core Multi-Manager Fund Class F (b)	24,569	309,565
Strategic Advisers Growth Multi-Manager Fund Class F (b)	19,859	258,171
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	15,955	156,039
Strategic Advisers Value Multi-Manager Fund Class F (b)	20,678	310,382
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,041,457)		1,066,973

International Equity Funds - 27.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	17,556	174,508
Strategic Advisers International Multi-Manager Fund Class F (b)	29,865	352,109
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $501,798)		526,617

Bond Funds - 15.8%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,167	11,939
Fidelity Series Floating Rate High Income Fund Class F (b)	506	4,810
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,565	15,479
Fidelity Series Real Estate Income Fund Class F (b)	819	9,096
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	23,739	233,354
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,879	28,987
TOTAL BOND FUNDS
(Cost $303,300)		303,665

Short-Term Funds - 1.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	15,642	15,642
Fidelity Series Short-Term Credit Fund Class F (b)	512	5,100
TOTAL SHORT-TERM FUNDS
(Cost $20,743)		20,742
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,867,298)		1,917,997
NET OTHER ASSETS (LIABILITIES) - 0.0%		(173)
NET ASSETS - 100%		$1,917,824

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$479	$15,774	$611	$11	$15,642
Fidelity Series Commodity Strategy Fund Class F	18,828	23,033	10,487	--	32,816
Fidelity Series Emerging Markets Debt Fund Class F	9,206	3,929	1,970	693	11,939
Fidelity Series Floating Rate High Income Fund Class F	3,660	1,743	821	195	4,810
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,578	10,347	2,383	15	15,479
Fidelity Series Real Estate Income Fund Class F	7,102	3,605	1,758	423	9,096
Fidelity Series Short-Term Credit Fund Class F	255	5,146	298	8	5,100
Strategic Advisers Core Income Multi-Manager Fund Class F	141,028	122,028	28,377	3,997	233,354
Strategic Advisers Core Multi-Manager Fund Class F	253,389	107,596	69,866	2,426	309,565
Strategic Advisers Emerging Markets Fund of Funds Class F	129,851	54,805	37,508	1,658	174,508
Strategic Advisers Growth Multi-Manager Fund Class F	211,438	101,870	56,837	1,545	258,171
Strategic Advisers Income Opportunities Fund of Funds Class F	43,810	8,740	27,375	2,480	28,987
Strategic Advisers International Multi-Manager Fund Class F	264,490	133,948	71,342	5,070	352,109
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	126,904	71,035	42,557	53	156,039
Strategic Advisers Value Multi-Manager Fund Class F	253,127	100,899	79,603	4,361	310,382
Total	$1,471,145	$764,498	$431,793	$22,935	$1,917,997

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,867,298) — See accompanying schedule		$1,917,997
Receivable for investments sold		8,670
Receivable for fund shares sold		11,414
Receivable from investment adviser for expense reductions		21
Total assets		1,938,102
Liabilities
Payable for investments purchased	$20,079
Distribution and service plan fees payable	24
Other affiliated payables	175
Total liabilities		20,278
Net Assets		$1,917,824
Net Assets consist of:
Paid in capital		$1,832,551
Undistributed net investment income		1,570
Accumulated undistributed net realized gain (loss) on investments		33,004
Net unrealized appreciation (depreciation) on investments		50,699
Net Assets		$1,917,824
Multi-Manager 2030:
Net Asset Value, offering price and redemption price per share ($1,685,627 ÷ 149,250 shares)		$11.29
Class L:
Net Asset Value, offering price and redemption price per share ($116,583 ÷ 10,325 shares)		$11.29
Class N:
Net Asset Value, offering price and redemption price per share ($115,614 ÷ 10,249 shares)		$11.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$22,935
Expenses
Transfer agent fees	$1,935
Distribution and service plan fees	269
Independent trustees' fees and expenses	9
Total expenses before reductions	2,213
Expense reductions	(237)	1,976
Net investment income (loss)		20,959
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(17,022)
Capital gain distributions from underlying funds	98,800
Total net realized gain (loss)		81,778
Change in net unrealized appreciation (depreciation) on underlying funds		131,168
Net gain (loss)		212,946
Net increase (decrease) in net assets resulting from operations		$233,905

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,959	$15,279
Net realized gain (loss)	81,778	9,998
Change in net unrealized appreciation (depreciation)	131,168	(59,522)
Net increase (decrease) in net assets resulting from operations	233,905	(34,245)
Distributions to shareholders from net investment income	(20,166)	(14,250)
Distributions to shareholders from net realized gain	(19,157)	(83,657)
Total distributions	(39,323)	(97,907)
Share transactions - net increase (decrease)	252,225	179,577
Total increase (decrease) in net assets	446,807	47,425
Net Assets
Beginning of period	1,471,017	1,423,592
End of period	$1,917,824	$1,471,017
Other Information
Undistributed net investment income end of period	$1,570	$990

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2030 Fund

Years ended March 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$11.31	$11.52	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.11	.15	.19	.06
Net realized and unrealized gain (loss)	1.31	(.52)	.59	1.14	.44
Total from investment operations	1.44	(.41)	.74	1.33	.50
Distributions from net investment income	(.12)	(.12)	(.16)	(.14)	–
Distributions from net realized gain	(.11)	(.68)	(.79)	(.17)	–
Total distributions	(.24)C	(.81)D	(.95)	(.31)	–
Net asset value, end of period	$11.29	$10.09	$11.31	$11.52	$10.50
Total ReturnE,F	14.36%	(3.92)%	6.71%	12.76%	5.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.12%	.12%	.11%	.13%	.21%I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.09%I
Expenses net of all reductions	.10%	.10%	.10%	.10%	.09%I
Net investment income (loss)	1.23%	1.08%	1.34%	1.74%	2.14%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,686	$1,257	$1,201	$801	$105
Portfolio turnover rateG	25%	54%	27%	63%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.113 per share.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.684 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2030 Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$11.31	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.13	.11	.15	.08
Net realized and unrealized gain (loss)	1.31	(.52)	.60	.40
Total from investment operations	1.44	(.41)	.75	.48
Distributions from net investment income	(.12)	(.12)	(.16)	(.08)
Distributions from net realized gain	(.11)	(.68)	(.79)	(.11)
Total distributions	(.24)C	(.81)D	(.95)	(.19)
Net asset value, end of period	$11.29	$10.09	$11.31	$11.51
Total ReturnE,F	14.36%	(3.90)%	6.80%	4.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%	.10%	.11%	.11%I
Expenses net of fee waivers, if any	.09%	.10%	.10%	.10%I
Expenses net of all reductions	.09%	.10%	.10%	.10%I
Net investment income (loss)	1.24%	1.08%	1.34%	2.25%I
Supplemental Data
Net assets, end of period (000 omitted)	$117	$107	$111	$104
Portfolio turnover rateG	25%	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.113 per share.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.684 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2030 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$11.30	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.11	.09	.13	.07
Net realized and unrealized gain (loss)	1.30	(.53)	.58	.41
Total from investment operations	1.41	(.44)	.71	.48
Distributions from net investment income	(.10)	(.10)	(.13)	(.08)
Distributions from net realized gain	(.11)	(.68)	(.79)	(.11)
Total distributions	(.21)	(.78)	(.92)	(.19)
Net asset value, end of period	$11.28	$10.08	$11.30	$11.51
Total ReturnC,D	14.10%	(4.12)%	6.44%	4.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.35%	.36%	.37%G
Expenses net of fee waivers, if any	.34%	.35%	.35%	.35%G
Expenses net of all reductions	.34%	.35%	.35%	.35%G
Net investment income (loss)	.99%	.83%	1.09%	2.00%G
Supplemental Data
Net assets, end of period (000 omitted)	$116	$106	$111	$104
Portfolio turnover rateE	25%	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.8	20.7
Strategic Advisers Value Multi-Manager Fund Class F	18.4	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.4	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.4	15.7
Strategic Advisers Emerging Markets Fund of Funds Class F	9.9	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.3	9.4
Fidelity Series Commodity Strategy Fund Class F	1.9	1.7
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	2.8
Strategic Advisers Core Income Multi-Manager Fund Class F	1.2	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.6
	97.6	98.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.4%
International Equity Funds	30.7%
Bond Funds	4.9%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2035 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	9,274	$49,617
Strategic Advisers Core Multi-Manager Fund Class F (b)	37,964	478,351
Strategic Advisers Growth Multi-Manager Fund Class F (b)	30,687	398,936
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	24,551	240,104
Strategic Advisers Value Multi-Manager Fund Class F (b)	31,885	478,601
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,607,876)		1,645,609

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	25,750	255,957
Strategic Advisers International Multi-Manager Fund Class F (b)	45,886	540,999
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $756,250)		796,956

Bond Funds - 4.9%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,561	15,966
Fidelity Series Floating Rate High Income Fund Class F (b)	685	6,515
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	2,120	20,967
Fidelity Series Real Estate Income Fund Class F (b)	1,109	12,321
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	3,125	30,714
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,895	39,220
TOTAL BOND FUNDS
(Cost $124,246)		125,703

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	20,419	20,419
Fidelity Series Short-Term Credit Fund Class F (b)	615	6,127
TOTAL SHORT-TERM FUNDS
(Cost $26,546)		26,546
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,514,918)		2,594,814
NET OTHER ASSETS (LIABILITIES) - 0.0%		(222)
NET ASSETS - 100%		$2,594,592

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$574	$21,341	$1,495	$14	$20,419
Fidelity Series Commodity Strategy Fund Class F	23,073	38,336	12,908	--	49,617
Fidelity Series Emerging Markets Debt Fund Class F	11,299	7,050	3,315	819	15,966
Fidelity Series Floating Rate High Income Fund Class F	4,467	3,168	1,382	229	6,515
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,257	15,437	3,664	18	20,967
Fidelity Series Real Estate Income Fund Class F	8,740	6,202	2,827	495	12,321
Fidelity Series Short-Term Credit Fund Class F	287	6,565	720	10	6,127
Strategic Advisers Core Income Multi-Manager Fund Class F	8,995	27,289	5,528	277	30,714
Strategic Advisers Core Multi-Manager Fund Class F	343,740	220,216	114,304	3,082	478,351
Strategic Advisers Emerging Markets Fund of Funds Class F	168,959	115,172	63,687	2,120	255,957
Strategic Advisers Growth Multi-Manager Fund Class F	286,826	200,143	94,341	1,943	398,936
Strategic Advisers Income Opportunities Fund of Funds Class F	52,943	12,619	30,656	2,861	39,220
Strategic Advisers International Multi-Manager Fund Class F	361,510	262,837	119,514	6,440	540,999
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	172,149	133,154	65,359	70	240,104
Strategic Advisers Value Multi-Manager Fund Class F	343,389	209,216	123,733	5,484	478,601
Total	$1,796,208	$1,278,745	$643,433	$23,862	$2,594,814

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $2,514,918) — See accompanying schedule		$2,594,814
Receivable for investments sold		21,600
Receivable for fund shares sold		15,565
Receivable from investment adviser for expense reductions		92
Total assets		2,632,071
Liabilities
Payable for investments purchased	$14,375
Payable for fund shares redeemed	22,789
Distribution and service plan fees payable	24
Other affiliated payables	291
Total liabilities		37,479
Net Assets		$2,594,592
Net Assets consist of:
Paid in capital		$2,472,768
Undistributed net investment income		1,100
Accumulated undistributed net realized gain (loss) on investments		40,828
Net unrealized appreciation (depreciation) on investments		79,896
Net Assets		$2,594,592
Multi-Manager 2035:
Net Asset Value, offering price and redemption price per share ($2,359,923 ÷ 203,535 shares)		$11.59
Class L:
Net Asset Value, offering price and redemption price per share ($117,821 ÷ 10,159 shares)		$11.60
Class N:
Net Asset Value, offering price and redemption price per share ($116,848 ÷ 10,089 shares)		$11.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$23,862
Expenses
Transfer agent fees	$2,878
Distribution and service plan fees	270
Independent trustees' fees and expenses	10
Total expenses before reductions	3,158
Expense reductions	(863)	2,295
Net investment income (loss)		21,567
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(29,080)
Capital gain distributions from underlying funds	125,264
Total net realized gain (loss)		96,184
Change in net unrealized appreciation (depreciation) on underlying funds		192,372
Net gain (loss)		288,556
Net increase (decrease) in net assets resulting from operations		$310,123

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,567	$14,634
Net realized gain (loss)	96,184	42,042
Change in net unrealized appreciation (depreciation)	192,372	(101,836)
Net increase (decrease) in net assets resulting from operations	310,123	(45,160)
Distributions to shareholders from net investment income	(21,009)	(14,091)
Distributions to shareholders from net realized gain	(61,743)	(77,195)
Total distributions	(82,752)	(91,286)
Share transactions - net increase (decrease)	571,163	736,362
Total increase (decrease) in net assets	798,534	599,916
Net Assets
Beginning of period	1,796,058	1,196,142
End of period	$2,594,592	$1,796,058
Other Information
Undistributed net investment income end of period	$1,100	$543

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2035 Fund

Years ended March 31,	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$10.42	$11.65	$11.75	$10.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.11	.15	.15	.05
Net realized and unrealized gain (loss)	1.49	(.59)	.64	1.36	.51
Total from investment operations	1.61	(.48)	.79	1.51	.56
Distributions from net investment income	(.11)	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.33)	(.64)	(.75)	(.18)	–
Total distributions	(.44)	(.75)C	(.89)D	(.32)	–
Net asset value, end of period	$11.59	$10.42	$11.65	$11.75	$10.56
Total ReturnE,F	15.87%	(4.45)%	6.95%	14.45%	5.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%	.16%	.18%	.17%	.20%I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%I
Net investment income (loss)	1.07%	1.07%	1.25%	1.36%	1.84%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,360	$1,583	$973	$412	$127
Portfolio turnover rateH	31%	18%	11%	32%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.643 per share.

 D Total distributions of $.89 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.745 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2035 Fund Class L

Years ended March 31,	2017	2016	2015	2014A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$11.65	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.12	.12	.15	.08
Net realized and unrealized gain (loss)	1.49	(.59)	.64	.43
Total from investment operations	1.61	(.47)	.79	.51
Distributions from net investment income	(.11)	(.10)	(.14)	(.09)
Distributions from net realized gain	(.33)	(.64)	(.75)	(.14)
Total distributions	(.44)	(.75)C	(.89)	(.23)
Net asset value, end of period	$11.60	$10.43	$11.65	$11.75
Total ReturnD,E	15.86%	(4.36)%	6.94%	4.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.12%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.08%	1.07%	1.25%	2.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$118	$107	$112	$105
Portfolio turnover rateG	31%	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.643 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2035 Fund Class N

Years ended March 31,	2017	2016	2015	2014A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$11.64	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.09	.09	.12	.07
Net realized and unrealized gain (loss)	1.50	(.60)	.63	.44
Total from investment operations	1.59	(.51)	.75	.51
Distributions from net investment income	(.09)	(.08)	(.11)	(.09)
Distributions from net realized gain	(.33)	(.64)	(.75)	(.14)
Total distributions	(.42)	(.72)	(.86)	(.23)
Net asset value, end of period	$11.58	$10.41	$11.64	$11.75
Total ReturnC,D	15.60%	(4.65)%	6.58%	4.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%	.35%	.37%	.38%G
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%G
Expenses net of all reductions	.35%	.35%	.35%	.35%G
Net investment income (loss)	.83%	.81%	1.00%	1.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$117	$106	$111	$104
Portfolio turnover rateF	31%	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	21.0	20.7
Strategic Advisers Core Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Value Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.5	15.7
Strategic Advisers Emerging Markets Fund of Funds Class F	9.9	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.3	9.4
Fidelity Series Commodity Strategy Fund Class F	2.0	1.7
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	2.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	0.8	0.0
	98.0	98.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.9%
Bond Funds	4.1%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2040 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,195	$38,494
Strategic Advisers Core Multi-Manager Fund Class F (b)	29,364	369,981
Strategic Advisers Growth Multi-Manager Fund Class F (b)	23,735	308,558
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	18,953	185,364
Strategic Advisers Value Multi-Manager Fund Class F (b)	24,639	369,831
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,252,464)		1,272,228

International Equity Funds - 30.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	19,843	197,240
Strategic Advisers International Multi-Manager Fund Class F (b)	35,483	418,344
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $587,939)		615,584

Bond Funds - 4.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,185	12,126
Fidelity Series Floating Rate High Income Fund Class F (b)	525	4,995
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,626	16,078
Fidelity Series Real Estate Income Fund Class F (b)	850	9,448
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	959	9,426
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,986	30,068
TOTAL BOND FUNDS
(Cost $81,978)		82,141

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	15,303	15,303
Fidelity Series Short-Term Credit Fund Class F (b)	439	4,375
TOTAL SHORT-TERM FUNDS
(Cost $19,680)		19,678
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,942,061)		1,989,631
NET OTHER ASSETS (LIABILITIES) - 0.0%		(182)
NET ASSETS - 100%		$1,989,449

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$301	$15,544	$542	$10	$15,303
Fidelity Series Commodity Strategy Fund Class F	12,113	33,649	7,727	--	38,494
Fidelity Series Emerging Markets Debt Fund Class F	6,035	7,400	1,810	529	12,126
Fidelity Series Floating Rate High Income Fund Class F	2,346	3,257	754	145	4,995
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,913	13,269	2,038	11	16,078
Fidelity Series Real Estate Income Fund Class F	4,636	6,247	1,546	318	9,448
Fidelity Series Short-Term Credit Fund Class F	151	4,493	266	7	4,375
Strategic Advisers Core Income Multi-Manager Fund Class F	4,724	7,017	2,257	136	9,426
Strategic Advisers Core Multi-Manager Fund Class F	179,585	232,761	62,540	2,069	369,981
Strategic Advisers Emerging Markets Fund of Funds Class F	88,703	120,387	34,878	1,628	197,240
Strategic Advisers Growth Multi-Manager Fund Class F	149,643	204,317	49,971	1,277	308,558
Strategic Advisers Income Opportunities Fund of Funds Class F	27,408	17,417	17,139	1,715	30,068
Strategic Advisers International Multi-Manager Fund Class F	190,064	266,828	64,641	4,981	418,344
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	92,320	135,371	40,015	52	185,364
Strategic Advisers Value Multi-Manager Fund Class F	180,338	224,733	69,508	3,612	369,831
Total	$943,280	$1,292,690	$355,632	$16,490	$1,989,631

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,942,061) — See accompanying schedule		$1,989,631
Receivable for investments sold		5,370
Receivable for fund shares sold		9,381
Receivable from investment adviser for expense reductions		90
Total assets		2,004,472
Liabilities
Payable for investments purchased	$14,755
Distribution and service plan fees payable	24
Other affiliated payables	244
Total liabilities		15,023
Net Assets		$1,989,449
Net Assets consist of:
Paid in capital		$1,902,612
Undistributed net investment income		678
Accumulated undistributed net realized gain (loss) on investments		38,589
Net unrealized appreciation (depreciation) on investments		47,570
Net Assets		$1,989,449
Multi-Manager 2040:
Net Asset Value, offering price and redemption price per share ($1,754,697 ÷ 151,183 shares)		$11.61
Class L:
Net Asset Value, offering price and redemption price per share ($117,863 ÷ 10,151 shares)		$11.61
Class N:
Net Asset Value, offering price and redemption price per share ($116,889 ÷ 10,083 shares)		$11.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$16,490
Expenses
Transfer agent fees	$2,252
Distribution and service plan fees	270
Independent trustees' fees and expenses	7
Total expenses before reductions	2,529
Expense reductions	(973)	1,556
Net investment income (loss)		14,934
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(12,517)
Capital gain distributions from underlying funds	84,821
Total net realized gain (loss)		72,304
Change in net unrealized appreciation (depreciation) on underlying funds		121,812
Net gain (loss)		194,116
Net increase (decrease) in net assets resulting from operations		$209,050

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,934	$8,704
Net realized gain (loss)	72,304	24,573
Change in net unrealized appreciation (depreciation)	121,812	(70,157)
Net increase (decrease) in net assets resulting from operations	209,050	(36,880)
Distributions to shareholders from net investment income	(14,254)	(8,470)
Distributions to shareholders from net realized gain	(33,329)	(52,618)
Total distributions	(47,583)	(61,088)
Share transactions - net increase (decrease)	884,796	273,688
Total increase (decrease) in net assets	1,046,263	175,720
Net Assets
Beginning of period	943,186	767,466
End of period	$1,989,449	$943,186
Other Information
Undistributed net investment income end of period	$678	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2040 Fund

Years ended March 31,	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.65	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.11	.15	.15	.06
Net realized and unrealized gain (loss)	1.49	(.58)	.63	1.39	.51
Total from investment operations	1.62	(.47)	.78	1.54	.57
Distributions from net investment income	(.10)	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.28)	(.71)	(.77)	(.17)	–
Total distributions	(.38)	(.81)	(.93)C	(.31)	–
Net asset value, end of period	$11.61	$10.37	$11.65	$11.80	$10.57
Total ReturnD,E	15.94%	(4.35)%	6.81%	14.75%	5.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.19%	.21%	.23%	.21%	.21%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.18%	1.06%	1.28%	1.32%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,755	$730	$544	$307	$106
Portfolio turnover rateG	27%	18%	24%	54%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.772 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2040 Fund Class L

Years ended March 31,	2017	2016	2015	2014A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.65	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.13	.11	.15	.07
Net realized and unrealized gain (loss)	1.48	(.58)	.63	.44
Total from investment operations	1.61	(.47)	.78	.51
Distributions from net investment income	(.09)	(.10)	(.15)	(.09)
Distributions from net realized gain	(.28)	(.71)	(.77)	(.13)
Total distributions	(.37)	(.81)	(.92)	(.21)C
Net asset value, end of period	$11.61	$10.37	$11.65	$11.79
Total ReturnD,E	15.91%	(4.36)%	6.87%	4.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.11%	.13%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.18%	1.06%	1.28%	2.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$118	$107	$112	$105
Portfolio turnover rateG	27%	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2040 Fund Class N

Years ended March 31,	2017	2016	2015	2014A
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$11.64	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.10	.09	.12	.07
Net realized and unrealized gain (loss)	1.48	(.59)	.62	.44
Total from investment operations	1.58	(.50)	.74	.51
Distributions from net investment income	(.07)	(.08)	(.12)	(.09)
Distributions from net realized gain	(.28)	(.70)	(.77)	(.13)
Total distributions	(.35)	(.78)	(.89)	(.21)C
Net asset value, end of period	$11.59	$10.36	$11.64	$11.79
Total ReturnD,E	15.62%	(4.60)%	6.53%	4.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%	.36%	.38%	.38%H
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%H
Expenses net of all reductions	.35%	.35%	.35%	.35%H
Net investment income (loss)	.93%	.81%	1.03%	1.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$117	$106	$111	$104
Portfolio turnover rateG	27%	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	21.0	20.7
Strategic Advisers Value Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.5	15.7
Strategic Advisers Emerging Markets Fund of Funds Class F	9.9	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.3	9.4
Fidelity Series Commodity Strategy Fund Class F	1.9	1.7
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	2.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	0.8	0.0
	97.9	98.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.9%
Bond Funds	4.2%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2045 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,891	$42,218
Strategic Advisers Core Multi-Manager Fund Class F (b)	33,927	427,475
Strategic Advisers Growth Multi-Manager Fund Class F (b)	27,425	356,520
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	21,936	214,533
Strategic Advisers Value Multi-Manager Fund Class F (b)	28,491	427,653
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,459,226)		1,468,399

International Equity Funds - 30.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	22,918	227,805
Strategic Advisers International Multi-Manager Fund Class F (b)	40,976	483,112
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $684,629)		710,917

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,396	14,278
Fidelity Series Floating Rate High Income Fund Class F (b)	607	5,770
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,878	18,570
Fidelity Series Real Estate Income Fund Class F (b)	982	10,912
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,163	11,431
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,438	34,623
TOTAL BOND FUNDS
(Cost $94,823)		95,584

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	18,025	18,025
Fidelity Series Short-Term Credit Fund Class F (b)	550	5,485
TOTAL SHORT-TERM FUNDS
(Cost $23,512)		23,510
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,262,190)		2,298,410
NET OTHER ASSETS (LIABILITIES) - 0.0%		(199)
NET ASSETS - 100%		$2,298,211

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$471	$18,302	$748	$12	$18,025
Fidelity Series Commodity Strategy Fund Class F	18,893	32,074	9,939	--	42,218
Fidelity Series Emerging Markets Debt Fund Class F	9,450	6,633	2,602	726	14,278
Fidelity Series Floating Rate High Income Fund Class F	3,669	2,958	1,084	201	5,770
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,681	13,906	2,963	16	18,570
Fidelity Series Real Estate Income Fund Class F	7,270	5,728	2,254	435	10,912
Fidelity Series Short-Term Credit Fund Class F	237	5,647	395	8	5,485
Strategic Advisers Core Income Multi-Manager Fund Class F	7,386	7,547	3,452	191	11,431
Strategic Advisers Core Multi-Manager Fund Class F	282,279	212,842	91,596	2,715	427,475
Strategic Advisers Emerging Markets Fund of Funds Class F	138,627	106,270	48,217	1,853	227,805
Strategic Advisers Growth Multi-Manager Fund Class F	235,538	192,671	76,343	1,715	356,520
Strategic Advisers Income Opportunities Fund of Funds Class F	42,627	15,216	26,898	2,481	34,623
Strategic Advisers International Multi-Manager Fund Class F	297,517	240,676	86,811	5,861	483,112
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	141,368	125,957	53,082	61	214,533
Strategic Advisers Value Multi-Manager Fund Class F	281,995	205,106	102,462	4,843	427,653
Total	$1,475,008	$1,191,533	$508,846	$21,118	$2,298,410

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $2,262,190) — See accompanying schedule		$2,298,410
Receivable for investments sold		5,489
Receivable for fund shares sold		16,172
Receivable from investment adviser for expense reductions		129
Total assets		2,320,200
Liabilities
Payable for investments purchased	$21,666
Distribution and service plan fees payable	24
Other affiliated payables	299
Total liabilities		21,989
Net Assets		$2,298,211
Net Assets consist of:
Paid in capital		$2,228,874
Undistributed net investment income		847
Accumulated undistributed net realized gain (loss) on investments		32,270
Net unrealized appreciation (depreciation) on investments		36,220
Net Assets		$2,298,211
Multi-Manager 2045:
Net Asset Value, offering price and redemption price per share ($2,063,518 ÷ 176,199 shares)		$11.71
Class L:
Net Asset Value, offering price and redemption price per share ($117,832 ÷ 10,058 shares)		$11.72
Class N:
Net Asset Value, offering price and redemption price per share ($116,861 ÷ 9,988 shares)		$11.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$21,118
Expenses
Transfer agent fees	$3,068
Distribution and service plan fees	270
Independent trustees' fees and expenses	9
Total expenses before reductions	3,347
Expense reductions	(1,336)	2,011
Net investment income (loss)		19,107
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	380
Capital gain distributions from underlying funds	110,307
Total net realized gain (loss)		110,687
Change in net unrealized appreciation (depreciation) on underlying funds		140,332
Net gain (loss)		251,019
Net increase (decrease) in net assets resulting from operations		$270,126

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,107	$14,454
Net realized gain (loss)	110,687	18,047
Change in net unrealized appreciation (depreciation)	140,332	(93,334)
Net increase (decrease) in net assets resulting from operations	270,126	(60,833)
Distributions to shareholders from net investment income	(18,260)	(14,640)
Distributions to shareholders from net realized gain	(60,483)	(69,085)
Total distributions	(78,743)	(83,725)
Share transactions - net increase (decrease)	631,964	452,162
Total increase (decrease) in net assets	823,347	307,604
Net Assets
Beginning of period	1,474,864	1,167,260
End of period	$2,298,211	$1,474,864
Other Information
Undistributed net investment income end of period	$847	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2045 Fund

Years ended March 31,	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$11.73	$11.83	$10.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.12	.15	.15	.06
Net realized and unrealized gain (loss)	1.52	(.61)	.64	1.42	.53
Total from investment operations	1.64	(.49)	.79	1.57	.59
Distributions from net investment income	(.11)	(.11)	(.15)	(.15)	–
Distributions from net realized gain	(.37)	(.59)	(.74)	(.19)	–
Total distributions	(.48)	(.69)C	(.89)	(.33)D	–
Net asset value, end of period	$11.71	$10.55	$11.73	$11.83	$10.59
Total ReturnE,F	15.93%	(4.40)%	6.88%	15.00%	5.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.18%	.20%	.25%	.25%	.21%I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%I
Net investment income (loss)	1.08%	1.09%	1.23%	1.34%	2.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,064	$1,262	$944	$331	$106
Portfolio turnover rateH	28%	23%	16%	38%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.587 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2045 Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56	$11.73	$11.83	$11.54
Income from Investment Operations
Net investment income (loss)B	.12	.12	.15	.07
Net realized and unrealized gain (loss)	1.52	(.60)	.63	.45
Total from investment operations	1.64	(.48)	.78	.52
Distributions from net investment income	(.11)	(.11)	(.14)	(.09)
Distributions from net realized gain	(.37)	(.59)	(.74)	(.14)
Total distributions	(.48)	(.69)C	(.88)	(.23)
Net asset value, end of period	$11.72	$10.56	$11.73	$11.83
Total ReturnD,E	15.91%	(4.33)%	6.85%	4.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.12%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.09%	.10%	.10%	.10%H
Net investment income (loss)	1.09%	1.09%	1.23%	1.94%H
Supplemental Data
Net assets, end of period (000 omitted)	$118	$107	$112	$105
Portfolio turnover rateG	28%	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.587 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2045 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$11.73	$11.82	$11.54
Income from Investment Operations
Net investment income (loss)B	.09	.09	.12	.06
Net realized and unrealized gain (loss)	1.51	(.60)	.65	.45
Total from investment operations	1.60	(.51)	.77	.51
Distributions from net investment income	(.09)	(.08)	(.12)	(.09)
Distributions from net realized gain	(.37)	(.58)	(.74)	(.14)
Total distributions	(.45)C	(.67)D	(.86)	(.23)
Net asset value, end of period	$11.70	$10.55	$11.73	$11.82
Total ReturnE,F	15.59%	(4.65)%	6.68%	4.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%	.35%	.37%	.38%I
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%I
Expenses net of all reductions	.35%	.35%	.35%	.35%I
Net investment income (loss)	.83%	.84%	.98%	1.70%I
Supplemental Data
Net assets, end of period (000 omitted)	$117	$106	$111	$104
Portfolio turnover rateH	28%	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.369 per share.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.581 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	21.0	20.7
Strategic Advisers Value Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.5	15.7
Strategic Advisers Emerging Markets Fund of Funds Class F	9.9	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.4
Fidelity Series Commodity Strategy Fund Class F	1.7	1.7
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	2.8
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	0.8	0.0
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.6
	97.8	98.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.8%
International Equity Funds	30.9%
Bond Funds	4.2%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2050 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,515	$29,506
Strategic Advisers Core Multi-Manager Fund Class F (b)	25,384	319,837
Strategic Advisers Growth Multi-Manager Fund Class F (b)	20,519	266,751
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	16,461	160,993
Strategic Advisers Value Multi-Manager Fund Class F (b)	21,349	320,450
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,086,349)		1,097,537

International Equity Funds - 30.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	17,144	170,409
Strategic Advisers International Multi-Manager Fund Class F (b)	30,652	361,389
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $510,073)		531,798

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,049	10,731
Fidelity Series Floating Rate High Income Fund Class F (b)	454	4,317
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,405	13,892
Fidelity Series Real Estate Income Fund Class F (b)	735	8,163
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	870	8,548
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,581	25,990
TOTAL BOND FUNDS
(Cost $71,496)		71,641

Short-Term Funds - 1.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	13,961	13,961
Fidelity Series Short-Term Credit Fund Class F (b)	462	4,606
TOTAL SHORT-TERM FUNDS
(Cost $18,567)		18,567
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,686,485)		1,719,543
NET OTHER ASSETS (LIABILITIES) - 0.0%		(152)
NET ASSETS - 100%		$1,719,391

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$431	$14,753	$1,222	$10	$13,961
Fidelity Series Commodity Strategy Fund Class F	17,336	19,107	8,070	--	29,506
Fidelity Series Emerging Markets Debt Fund Class F	8,585	4,258	2,779	600	10,731
Fidelity Series Floating Rate High Income Fund Class F	3,358	1,912	1,151	167	4,317
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,986	10,146	3,183	13	13,892
Fidelity Series Real Estate Income Fund Class F	6,605	3,775	2,347	364	8,163
Fidelity Series Short-Term Credit Fund Class F	219	4,976	585	7	4,606
Strategic Advisers Core Income Multi-Manager Fund Class F	6,761	5,194	3,371	158	8,548
Strategic Advisers Core Multi-Manager Fund Class F	258,069	136,893	93,862	2,315	319,837
Strategic Advisers Emerging Markets Fund of Funds Class F	126,946	68,231	49,425	1,507	170,409
Strategic Advisers Growth Multi-Manager Fund Class F	215,609	124,475	75,843	1,470	266,751
Strategic Advisers Income Opportunities Fund of Funds Class F	39,163	10,220	26,626	2,120	25,990
Strategic Advisers International Multi-Manager Fund Class F	272,269	163,801	99,201	4,890	361,389
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	129,729	84,941	54,138	51	160,993
Strategic Advisers Value Multi-Manager Fund Class F	258,133	127,733	100,562	4,150	320,450
Total	$1,350,199	$780,415	$522,365	$17,822	$1,719,543

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,686,485) — See accompanying schedule		$1,719,543
Receivable for investments sold		4,554
Receivable for fund shares sold		18,797
Receivable from investment adviser for expense reductions		116
Total assets		1,743,010
Liabilities
Payable for investments purchased	$23,349
Distribution and service plan fees payable	24
Other affiliated payables	246
Total liabilities		23,619
Net Assets		$1,719,391
Net Assets consist of:
Paid in capital		$1,663,835
Undistributed net investment income		581
Accumulated undistributed net realized gain (loss) on investments		21,917
Net unrealized appreciation (depreciation) on investments		33,058
Net Assets		$1,719,391
Multi-Manager 2050:
Net Asset Value, offering price and redemption price per share ($1,484,711 ÷ 129,684 shares)		$11.45
Class L:
Net Asset Value, offering price and redemption price per share ($117,827 ÷ 10,287 shares)		$11.45
Class N:
Net Asset Value, offering price and redemption price per share ($116,853 ÷ 10,216 shares)		$11.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$17,822
Expenses
Transfer agent fees	$2,714
Distribution and service plan fees	270
Independent trustees' fees and expenses	8
Total expenses before reductions	2,992
Expense reductions	(1,246)	1,746
Net investment income (loss)		16,076
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(15,681)
Capital gain distributions from underlying funds	93,830
Total net realized gain (loss)		78,149
Change in net unrealized appreciation (depreciation) on underlying funds		126,972
Net gain (loss)		205,121
Net increase (decrease) in net assets resulting from operations		$221,197

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,076	$12,305
Net realized gain (loss)	78,149	31,574
Change in net unrealized appreciation (depreciation)	126,972	(85,853)
Net increase (decrease) in net assets resulting from operations	221,197	(41,974)
Distributions to shareholders from net investment income	(15,782)	(12,018)
Distributions to shareholders from net realized gain	(54,737)	(76,953)
Total distributions	(70,519)	(88,971)
Share transactions - net increase (decrease)	218,634	302,445
Total increase (decrease) in net assets	369,312	171,500
Net Assets
Beginning of period	1,350,079	1,178,579
End of period	$1,719,391	$1,350,079
Other Information
Undistributed net investment income end of period	$581	$287

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2050 Fund

Years ended March 31,	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.67	$11.85	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.11	.15	.16	.06
Net realized and unrealized gain (loss)	1.48	(.58)	.63	1.43	.54
Total from investment operations	1.60	(.47)	.78	1.59	.60
Distributions from net investment income	(.12)	(.11)	(.16)	(.15)	–
Distributions from net realized gain	(.41)	(.72)	(.81)	(.19)	–
Total distributions	(.52)C	(.83)	(.96)D	(.34)	–
Net asset value, end of period	$11.45	$10.37	$11.67	$11.85	$10.60
Total ReturnE,F	15.90%	(4.38)%	6.85%	15.13%	6.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%	.22%	.20%	.20%	.21%I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%I
Net investment income (loss)	1.11%	1.06%	1.28%	1.38%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,485	$1,137	$956	$611	$106
Portfolio turnover rateH	35%	31%	15%	21%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.52 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.407 per share.

 D Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2050 Fund Class L

Years ended March 31,	2017	2016	2015	2014A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.67	$11.85	$11.56
Income from Investment Operations
Net investment income (loss)B	.12	.11	.15	.07
Net realized and unrealized gain (loss)	1.48	(.58)	.63	.45
Total from investment operations	1.60	(.47)	.78	.52
Distributions from net investment income	(.11)	(.11)	(.16)	(.09)
Distributions from net realized gain	(.41)	(.72)	(.81)	(.15)
Total distributions	(.52)C	(.83)	(.96)D	(.23)E
Net asset value, end of period	$11.45	$10.37	$11.67	$11.85
Total ReturnF,G	15.88%	(4.39)%	6.84%	4.54%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%	.11%	.11%	.11%J
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.10%	.10%	.10%	.10%J
Net investment income (loss)	1.11%	1.05%	1.28%	1.99%J
Supplemental Data
Net assets, end of period (000 omitted)	$118	$107	$112	$105
Portfolio turnover rateI	35%	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.52 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.407 per share.

 D Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 E Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2050 Fund Class N

Years ended March 31,	2017	2016	2015	2014A
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$11.66	$11.84	$11.56
Income from Investment Operations
Net investment income (loss)B	.09	.09	.12	.06
Net realized and unrealized gain (loss)	1.49	(.59)	.63	.45
Total from investment operations	1.58	(.50)	.75	.51
Distributions from net investment income	(.09)	(.09)	(.13)	(.08)
Distributions from net realized gain	(.41)	(.71)	(.81)	(.15)
Total distributions	(.50)	(.80)	(.93)C	(.23)
Net asset value, end of period	$11.44	$10.36	$11.66	$11.84
Total ReturnD,E	15.64%	(4.62)%	6.57%	4.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%	.36%	.36%	.37%H
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%H
Expenses net of all reductions	.35%	.35%	.35%	.35%H
Net investment income (loss)	.86%	.80%	1.03%	1.74%H
Supplemental Data
Net assets, end of period (000 omitted)	$117	$106	$111	$104
Portfolio turnover rateG	35%	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.806 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	21.0	20.7
Strategic Advisers Value Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.5	15.6
Strategic Advisers Emerging Markets Fund of Funds Class F	9.9	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.4
Fidelity Series Commodity Strategy Fund Class F	1.8	1.7
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	2.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	0.8	0.1
	97.9	98.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.9%
Bond Funds	4.2%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.3%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2055 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	6,400	$34,241
Strategic Advisers Core Multi-Manager Fund Class F (b)	27,678	348,742
Strategic Advisers Growth Multi-Manager Fund Class F (b)	22,373	290,843
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	17,899	175,053
Strategic Advisers Value Multi-Manager Fund Class F (b)	23,247	348,935
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,193,430)		1,197,814

International Equity Funds - 30.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	18,702	185,901
Strategic Advisers International Multi-Manager Fund Class F (b)	33,441	394,273
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $558,822)		580,174

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,146	11,727
Fidelity Series Floating Rate High Income Fund Class F (b)	495	4,708
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,532	15,153
Fidelity Series Real Estate Income Fund Class F (b)	801	8,904
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	948	9,324
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,809	28,288
TOTAL BOND FUNDS
(Cost $77,762)		78,104

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	14,755	14,755
Fidelity Series Short-Term Credit Fund Class F (b)	449	4,473
TOTAL SHORT-TERM FUNDS
(Cost $19,229)		19,228
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,849,243)		1,875,320
NET OTHER ASSETS (LIABILITIES) - 0.0%		(169)
NET ASSETS - 100%		$1,875,151

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$439	$15,028	$712	$10	$14,755
Fidelity Series Commodity Strategy Fund Class F	17,731	23,768	8,328	--	34,241
Fidelity Series Emerging Markets Debt Fund Class F	8,817	5,041	2,808	621	11,727
Fidelity Series Floating Rate High Income Fund Class F	3,424	2,199	1,112	171	4,708
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,044	10,998	2,835	13	15,153
Fidelity Series Real Estate Income Fund Class F	6,737	4,304	2,274	370	8,904
Fidelity Series Short-Term Credit Fund Class F	211	4,626	361	7	4,473
Strategic Advisers Core Income Multi-Manager Fund Class F	6,894	5,717	3,252	161	9,324
Strategic Advisers Core Multi-Manager Fund Class F	263,072	160,266	94,588	2,343	348,742
Strategic Advisers Emerging Markets Fund of Funds Class F	129,496	81,210	50,555	1,576	185,901
Strategic Advisers Growth Multi-Manager Fund Class F	219,840	145,946	78,287	1,480	290,843
Strategic Advisers Income Opportunities Fund of Funds Class F	39,820	12,368	27,131	2,162	28,288
Strategic Advisers International Multi-Manager Fund Class F	277,647	190,157	99,399	5,032	394,273
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	132,336	96,493	53,746	52	175,053
Strategic Advisers Value Multi-Manager Fund Class F	263,199	153,291	103,945	4,181	348,935
Total	$1,376,707	$911,412	$529,333	$18,179	$1,875,320

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,849,243) — See accompanying schedule		$1,875,320
Receivable for investments sold		3,806
Receivable for fund shares sold		22,986
Receivable from investment adviser for expense reductions		154
Total assets		1,902,266
Liabilities
Payable for investments purchased	$26,793
Distribution and service plan fees payable	24
Other affiliated payables	298
Total liabilities		27,115
Net Assets		$1,875,151
Net Assets consist of:
Paid in capital		$1,811,977
Undistributed net investment income		464
Accumulated undistributed net realized gain (loss) on investments		36,633
Net unrealized appreciation (depreciation) on investments		26,077
Net Assets		$1,875,151
Multi-Manager 2055:
Net Asset Value, offering price and redemption price per share ($1,640,537 ÷ 139,363 shares)		$11.77
Class L:
Net Asset Value, offering price and redemption price per share ($117,792 ÷ 10,003 shares)		$11.78
Class N:
Net Asset Value, offering price and redemption price per share ($116,822 ÷ 9,941 shares)		$11.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$18,179
Expenses
Transfer agent fees	$3,213
Distribution and service plan fees	270
Independent trustees' fees and expenses	8
Total expenses before reductions	3,491
Expense reductions	(1,707)	1,784
Net investment income (loss)		16,395
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(22,646)
Capital gain distributions from underlying funds	95,133
Total net realized gain (loss)		72,487
Change in net unrealized appreciation (depreciation) on underlying funds		139,179
Net gain (loss)		211,666
Net increase (decrease) in net assets resulting from operations		$228,061

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,395	$12,241
Net realized gain (loss)	72,487	38,291
Change in net unrealized appreciation (depreciation)	139,179	(97,832)
Net increase (decrease) in net assets resulting from operations	228,061	(47,300)
Distributions to shareholders from net investment income	(15,681)	(11,755)
Distributions to shareholders from net realized gain	(43,302)	(69,001)
Total distributions	(58,983)	(80,756)
Share transactions - net increase (decrease)	329,493	425,655
Total increase (decrease) in net assets	498,571	297,599
Net Assets
Beginning of period	1,376,580	1,078,981
End of period	$1,875,151	$1,376,580
Other Information
Undistributed net investment income end of period	$464	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2055 Fund

Years ended March 31,	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$11.84	$11.95	$10.62	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.11	.15	.15	.06
Net realized and unrealized gain (loss)	1.52	(.59)	.64	1.50	.56
Total from investment operations	1.64	(.48)	.79	1.65	.62
Distributions from net investment income	(.11)	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.33)	(.68)	(.75)	(.18)	–
Total distributions	(.44)	(.79)C	(.90)	(.32)	–
Net asset value, end of period	$11.77	$10.57	$11.84	$11.95	$10.62
Total ReturnD,E	15.87%	(4.38)%	6.83%	15.67%	6.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.23%	.25%	.26%	.24%	.21%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.10%	1.05%	1.26%	1.34%	1.98%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,641	$1,164	$856	$357	$106
Portfolio turnover rateG	35%	15%	11%	19%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2055 Fund Class L

Years ended March 31,	2017	2016	2015	2014A
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$11.84	$11.95	$11.64
Income from Investment Operations
Net investment income (loss)B	.12	.12	.15	.07
Net realized and unrealized gain (loss)	1.53	(.60)	.64	.46
Total from investment operations	1.65	(.48)	.79	.53
Distributions from net investment income	(.11)	(.10)	(.15)	(.08)
Distributions from net realized gain	(.33)	(.68)	(.75)	(.14)
Total distributions	(.44)	(.79)C	(.90)	(.22)
Net asset value, end of period	$11.78	$10.57	$11.84	$11.95
Total ReturnD,E	15.97%	(4.39)%	6.81%	4.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.11%	.12%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.10%	1.05%	1.26%	1.96%H
Supplemental Data
Net assets, end of period (000 omitted)	$118	$107	$112	$105
Portfolio turnover rateG	35%	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2055 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56	$11.83	$11.94	$11.64
Income from Investment Operations
Net investment income (loss)B	.09	.09	.12	.06
Net realized and unrealized gain (loss)	1.51	(.59)	.64	.45
Total from investment operations	1.60	(.50)	.76	.51
Distributions from net investment income	(.09)	(.08)	(.12)	(.08)
Distributions from net realized gain	(.33)	(.68)	(.75)	(.14)
Total distributions	(.41)C	(.77)D	(.87)	(.21)E
Net asset value, end of period	$11.75	$10.56	$11.83	$11.94
Total ReturnF,G	15.58%	(4.57)%	6.54%	4.44%
Ratios to Average Net AssetsH,I
Expenses before reductions	.35%	.36%	.37%	.38%J
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%J
Expenses net of all reductions	.35%	.35%	.35%	.35%J
Net investment income (loss)	.85%	.80%	1.01%	1.71%J
Supplemental Data
Net assets, end of period (000 omitted)	$117	$106	$111	$104
Portfolio turnover rateI	35%	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.325 per share.

 D Total distributions of $.77 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.683 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	21.1	20.7
Strategic Advisers Value Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.5	15.6
Strategic Advisers Emerging Markets Fund of Funds Class F	9.9	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.3	9.4
Fidelity Series Commodity Strategy Fund Class F	1.9	1.7
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	2.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	0.8	0.1
	98.0	98.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	31.0%
Bond Funds	4.1%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.3%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2060 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,971	$15,896
Strategic Advisers Core Multi-Manager Fund Class F (b)	12,328	155,333
Strategic Advisers Growth Multi-Manager Fund Class F (b)	9,965	129,544
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	7,965	77,901
Strategic Advisers Value Multi-Manager Fund Class F (b)	10,350	155,349
TOTAL DOMESTIC EQUITY FUNDS
(Cost $514,795)		534,023

International Equity Funds - 31.0%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	8,331	82,814
Strategic Advisers International Multi-Manager Fund Class F (b)	14,899	175,654
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $241,268)		258,468

Bond Funds - 4.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	498	5,091
Fidelity Series Floating Rate High Income Fund Class F (b)	221	2,097
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	683	6,751
Fidelity Series Real Estate Income Fund Class F (b)	357	3,967
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	398	3,915
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,254	12,627
TOTAL BOND FUNDS
(Cost $33,750)		34,448

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	6,632	6,632
Fidelity Series Short-Term Credit Fund Class F (b)	179	1,784
TOTAL SHORT-TERM FUNDS
(Cost $8,415)		8,416
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $798,228)		835,355
NET OTHER ASSETS (LIABILITIES) - 0.0%		27
NET ASSETS - 100%		$835,382

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$157	$6,892	$417	$4	$6,632
Fidelity Series Commodity Strategy Fund Class F	6,272	19,135	9,627	--	15,896
Fidelity Series Emerging Markets Debt Fund Class F	3,094	3,806	2,095	244	5,091
Fidelity Series Floating Rate High Income Fund Class F	1,221	1,675	873	69	2,097
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,541	6,895	2,682	5	6,751
Fidelity Series Real Estate Income Fund Class F	2,403	3,190	1,709	139	3,967
Fidelity Series Short-Term Credit Fund Class F	78	1,892	186	3	1,784
Strategic Advisers Core Income Multi-Manager Fund Class F	2,459	3,636	2,170	65	3,915
Strategic Advisers Core Multi-Manager Fund Class F	93,978	118,877	68,320	860	155,333
Strategic Advisers Emerging Markets Fund of Funds Class F	46,146	61,877	37,569	561	82,814
Strategic Advisers Growth Multi-Manager Fund Class F	78,419	103,817	57,321	546	129,544
Strategic Advisers Income Opportunities Fund of Funds Class F	14,594	10,100	13,390	855	12,627
Strategic Advisers International Multi-Manager Fund Class F	98,771	137,712	73,472	1,813	175,654
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	47,067	65,922	37,130	19	77,901
Strategic Advisers Value Multi-Manager Fund Class F	93,886	116,764	72,360	1,543	155,349
Total	$491,086	$662,190	$379,321	$6,726	$835,355

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $798,228) — See accompanying schedule		$835,355
Cash		119
Receivable for investments sold		2,580
Receivable for fund shares sold		2,586
Receivable from investment adviser for expense reductions		64
Total assets		840,704
Liabilities
Payable for investments purchased	$5,183
Distribution and service plan fees payable	23
Other affiliated payables	116
Total liabilities		5,322
Net Assets		$835,382
Net Assets consist of:
Paid in capital		$790,888
Undistributed net investment income		68
Accumulated undistributed net realized gain (loss) on investments		7,299
Net unrealized appreciation (depreciation) on investments		37,127
Net Assets		$835,382
Multi-Manager 2060:
Net Asset Value, offering price and redemption price per share ($614,411 ÷ 60,265 shares)		$10.20
Class L:
Net Asset Value, offering price and redemption price per share ($110,853 ÷ 10,869 shares)		$10.20
Class N:
Net Asset Value, offering price and redemption price per share ($110,118 ÷ 10,817 shares)		$10.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$6,726
Expenses
Transfer agent fees	$1,012
Distribution and service plan fees	254
Independent trustees' fees and expenses	4
Total expenses before reductions	1,270
Expense reductions	(398)	872
Net investment income (loss)		5,854
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(12,317)
Capital gain distributions from underlying funds	34,811
Total net realized gain (loss)		22,494
Change in net unrealized appreciation (depreciation) on underlying funds		73,829
Net gain (loss)		96,323
Net increase (decrease) in net assets resulting from operations		$102,177

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,854	$4,003
Net realized gain (loss)	22,494	14,202
Change in net unrealized appreciation (depreciation)	73,829	(33,708)
Net increase (decrease) in net assets resulting from operations	102,177	(15,503)
Distributions to shareholders from net investment income	(5,635)	(3,886)
Distributions to shareholders from net realized gain	(20,433)	(22,886)
Total distributions	(26,068)	(26,772)
Share transactions - net increase (decrease)	268,267	185,709
Total increase (decrease) in net assets	344,376	143,434
Net Assets
Beginning of period	491,006	347,572
End of period	$835,382	$491,006
Other Information
Undistributed net investment income end of period	$68	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2060 Fund

Years ended March 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.23	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.10	.08
Net realized and unrealized gain (loss)	1.33	(.52)	.42
Total from investment operations	1.43	(.42)	.50
Distributions from net investment income	(.10)	(.09)	(.08)
Distributions from net realized gain	(.36)	(.60)	(.09)
Total distributions	(.46)	(.68)C	(.17)
Net asset value, end of period	$10.20	$9.23	$10.33
Total ReturnD,E	15.99%	(4.37)%	5.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.19%	.20%	.15%H
Expenses net of fee waivers, if any	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%H
Net investment income (loss)	.99%	1.07%	1.14%H
Supplemental Data
Net assets, end of period (000 omitted)	$614	$290	$138
Portfolio turnover rateG	60%	8%	13%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.68 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.596 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2060 Fund Class L

Years ended March 31,	2017	2016	2015A
Selected Per–Share Data
Net asset value, beginning of period	$9.24	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.10	.08
Net realized and unrealized gain (loss)	1.32	(.52)	.43
Total from investment operations	1.42	(.42)	.51
Distributions from net investment income	(.10)	(.08)	(.08)
Distributions from net realized gain	(.36)	(.60)	(.09)
Total distributions	(.46)	(.68)	(.17)
Net asset value, end of period	$10.20	$9.24	$10.34
Total ReturnC,D	15.85%	(4.38)%	5.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%	.14%	.14%G
Expenses net of fee waivers, if any	.10%	.10%	.10%G
Expenses net of all reductions	.10%	.10%	.10%G
Net investment income (loss)	.99%	1.08%	1.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$111	$100	$105
Portfolio turnover rateF	60%	8%	13%G

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2060 Fund Class N

Years ended March 31,	2017	2016	2015A
Selected Per–Share Data
Net asset value, beginning of period	$9.23	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.08	.06
Net realized and unrealized gain (loss)	1.33	(.52)	.43
Total from investment operations	1.40	(.44)	.49
Distributions from net investment income	(.08)	(.07)	(.07)
Distributions from net realized gain	(.36)	(.60)	(.09)
Total distributions	(.45)C	(.66)D	(.16)
Net asset value, end of period	$10.18	$9.23	$10.33
Total ReturnE,F	15.55%	(4.57)%	4.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.37%	.39%	.38%I
Expenses net of fee waivers, if any	.35%	.35%	.35%I
Expenses net of all reductions	.35%	.35%	.35%I
Net investment income (loss)	.74%	.82%	.89%I
Supplemental Data
Net assets, end of period (000 omitted)	$110	$100	$105
Portfolio turnover rateH	60%	8%	13%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.081 and distributions from net realized gain of $.364 per share.

 D Total distributions of $.66 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.596 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2017

1. Organization.

Fidelity Multi-Manager Income Fund, Fidelity Multi-Manager 2005 Fund, Fidelity Multi-Manager 2010 Fund, Fidelity Multi-Manager 2015 Fund, Fidelity Multi-Manager 2020 Fund, Fidelity Multi-Manager 2025 Fund, Fidelity Multi-Manager 2030 Fund, Fidelity Multi-Manager 2035 Fund, Fidelity Multi-Manager 2040 Fund, Fidelity Multi-Manager 2045 Fund, Fidelity Multi-Manager 2050 Fund, Fidelity Multi-Manager 2055 Fund and Fidelity Multi-Manager 2060 Fund (the Funds)(formerly Strategic Advisers Multi-Manager Target Date Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated mutual funds and may also invest in unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. For Fidelity Multi-Manager Income Fund, these differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Multi-Manager Income Fund	$1,056,528	$18,540	$(10,808)	$7,732
Fidelity Multi-Manager 2005 Fund	345,567	7,710	(6,540)	1,170
Fidelity Multi-Manager 2010 Fund	529,682	17,831	(5,191)	12,640
Fidelity Multi-Manager 2015 Fund	1,257,347	30,299	(23,937)	6,362
Fidelity Multi-Manager 2020 Fund	5,772,649	113,857	(121,361)	(7,504)
Fidelity Multi-Manager 2025 Fund	2,275,055	73,645	(46,290)	27,355
Fidelity Multi-Manager 2030 Fund	1,888,934	80,782	(51,719)	29,063
Fidelity Multi-Manager 2035 Fund	2,540,287	113,110	(58,583)	54,527
Fidelity Multi-Manager 2040 Fund	1,959,409	81,213	(50,991)	30,222
Fidelity Multi-Manager 2045 Fund	2,296,729	74,883	(73,202)	1,681
Fidelity Multi-Manager 2050 Fund	1,718,622	59,068	(58,147)	921
Fidelity Multi-Manager 2055 Fund	1,869,708	68,553	(62,941)	5,612
Fidelity Multi-Manager 2060 Fund	801,501	38,699	(4,845)	33,854

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Multi-Manager Income Fund	$525	$–	$(4,192)	$7,732
Fidelity Multi-Manager 2005 Fund	686	2,651	–	1,170
Fidelity Multi-Manager 2010 Fund	1,020	–	(13,775)	12,640
Fidelity Multi-Manager 2015 Fund	2,265	–	(5,737)	6,362
Fidelity Multi-Manager 2020 Fund	7,466	61,563	–	(7,504)
Fidelity Multi-Manager 2025 Fund	2,943	53,898	–	27,355
Fidelity Multi-Manager 2030 Fund	1,569	54,639	–	29,063
Fidelity Multi-Manager 2035 Fund	1,638	65,661	–	54,527
Fidelity Multi-Manager 2040 Fund	1,482	55,134	–	30,222
Fidelity Multi-Manager 2045 Fund	1,911	65,746	–	1,681
Fidelity Multi-Manager 2050 Fund	1,526	53,108	–	921
Fidelity Multi-Manager 2055 Fund	465	57,099	–	5,612
Fidelity Multi-Manager 2060 Fund	67	10,571	–	33,854

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Multi-Manager Income Fund	$(4,192)	$–	$(4,192)	$(4,192)
Fidelity Multi-Manager 2010 Fund	(773)	(13,002)	(13,775)	(13,775)
Fidelity Multi-Manager 2015 Fund	(4,185)	(1,552)	(5,737)	(5,737)

The tax character of distributions paid was as follows:

March 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Multi-Manager Income Fund	$20,659	$–	$20,659
Fidelity Multi-Manager 2005 Fund	5,530	–	5,530
Fidelity Multi-Manager 2010 Fund	10,372	5,351	15,723
Fidelity Multi-Manager 2015 Fund	27,456	1,753	29,209
Fidelity Multi-Manager 2020 Fund	70,980	36,629	107,609
Fidelity Multi-Manager 2025 Fund	33,557	36,611	70,168
Fidelity Multi-Manager 2030 Fund	26,438	12,885	39,323
Fidelity Multi-Manager 2035 Fund	28,723	54,029	82,752
Fidelity Multi-Manager 2040 Fund	20,149	27,434	47,583
Fidelity Multi-Manager 2045 Fund	25,276	53,467	78,743
Fidelity Multi-Manager 2050 Fund	21,467	49,052	70,519
Fidelity Multi-Manager 2055 Fund	21,458	37,525	58,983
Fidelity Multi-Manager 2060 Fund	7,740	18,328	26,068

March 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Multi-Manager Income Fund	$19,725	$19,894	$39,619
Fidelity Multi-Manager 2005 Fund	6,232	9,413	15,645
Fidelity Multi-Manager 2010 Fund	13,839	25,025	38,864
Fidelity Multi-Manager 2015 Fund	34,902	60,539	95,441
Fidelity Multi-Manager 2020 Fund	73,932	150,219	224,151
Fidelity Multi-Manager 2025 Fund	23,436	61,118	84,554
Fidelity Multi-Manager 2030 Fund	18,745	79,162	97,907
Fidelity Multi-Manager 2035 Fund	17,566	73,720	91,286
Fidelity Multi-Manager 2040 Fund	12,578	48,510	61,088
Fidelity Multi-Manager 2045 Fund	18,132	65,593	83,725
Fidelity Multi-Manager 2050 Fund	15,687	73,284	88,971
Fidelity Multi-Manager 2055 Fund	15,440	65,316	80,756
Fidelity Multi-Manager 2060 Fund	5,086	21,686	26,772

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Multi-Manager Income Fund	597,200	587,871
Fidelity Multi-Manager 2005 Fund	51,259	60,764
Fidelity Multi-Manager 2010 Fund	238,006	504,059
Fidelity Multi-Manager 2015 Fund	378,142	893,412
Fidelity Multi-Manager 2020 Fund	2,656,602	1,519,221
Fidelity Multi-Manager 2025 Fund	1,445,193	1,156,879
Fidelity Multi-Manager 2030 Fund	764,498	431,793
Fidelity Multi-Manager 2035 Fund	1,278,745	643,433
Fidelity Multi-Manager 2040 Fund	1,292,690	355,632
Fidelity Multi-Manager 2045 Fund	1,191,533	508,846
Fidelity Multi-Manager 2050 Fund	780,415	522,365
Fidelity Multi-Manager 2055 Fund	911,412	529,333
Fidelity Multi-Manager 2060 Fund	662,190	379,321

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Multi-Manager Income Fund
Class N	.25%	$ 257	$ 257
Fidelity Multi-Manager 2005 Fund
Class N	.25%	$ 260	$ 260
Fidelity Multi-Manager 2010 Fund
Class N	.25%	$ 263	$ 263
Fidelity Multi-Manager 2015 Fund
Class N	.25%	$ 265	$ 265
Fidelity Multi-Manager 2020 Fund
Class N	.25%	$ 266	$ 266
Fidelity Multi-Manager 2025 Fund
Class N	.25%	$ 268	$268
Fidelity Multi-Manager 2030 Fund
Class N	.25%	$ 269	$269
Fidelity Multi-Manager 2035 Fund
Class N	.25%	$ 270	$270
Fidelity Multi-Manager 2040 Fund
Class N	.25%	$ 270	$270
Fidelity Multi-Manager 2045 Fund
Class N	.25%	$ 270	$270
Fidelity Multi-Manager 2050 Fund
Class N	.25%	$ 270	$270
Fidelity Multi-Manager 2055 Fund
Class N	.25%	$ 270	$ 270
Fidelity Multi-Manager 2060 Fund
Class N	.25%	$ 254	$ 254

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Multi-Manager Income Fund
Multi-Manager Income	$544.05
Class L	52.05
Class N	51.05
	$647
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	$83.06
Class L	90.09
Class N	89.09
	$262
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	$202.05
Class L	66.06
Class N	65.06
	$333
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	$1,043.08
Class L	87.08
Class N	86.08
	$1,216
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	$3,165.08
Class L	81.08
Class N	81.08
	$3,327
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	$1,929.10
Class L	89.08
Class N	89.08
	$2,107
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	$1,740.12
Class L	98.09
Class N	97.09
	$1,935
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	$2,671.15
Class L	104.10
Class N	103.10
	$2,878
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	$2,030.19
Class L	111.10
Class N	111.10
	$2,252
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	$2,858.18
Class L	105.10
Class N	105.10
	$3,068
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	$2,500.20
Class L	107.10
Class N	107.10
	$2,714
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	$3,000.23
Class L	107.10
Class N	106.10
	$3,213
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	$772.19
Class L	120.12
Class N	120.12
	$1,012

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2018. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	.10%	$95
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	$237
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	$863
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	$967
Class L	.10%	3
Class N	.35%	3
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	$1,296
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	$1,246
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	$1,707
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	.10%	$360
Class L	.10%	19
Class N	.35%	19

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, these credits reduced the expenses by the following amounts:

Fidelity Multi-Manager 2045 Fund	$40

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2017	Year ended March 31, 2016
Fidelity Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$14,871	$15,176
Class L	1,592	1,685
Class N	1,328	1,438
Total	$17,791	$18,299
From net realized gain
Multi-Manager Income	$2,324	$17,414
Class L	273	1,957
Class N	271	1,949
Total	$2,868	$21,320
Fidelity Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$1,825	$2,539
Class L	1,502	1,625
Class N	1,231	1,352
Total	$4,558	$5,516
From net realized gain
Multi-Manager 2005	$364	$3,986
Class L	305	3,076
Class N	303	3,067
Total	$972	$10,129
Fidelity Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$5,567	$8,965
Class L	1,761	1,670
Class N	1,491	1,391
Total	$8,819	$12,026
From net realized gain
Multi-Manager 2010	$4,867	$19,386
Class L	1,021	3,731
Class N	1,016	3,721
Total	$6,904	$26,838
Fidelity Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$19,795	$25,199
Class L	1,503	1,661
Class N	1,237	1,394
Total	$22,535	$28,254
From net realized gain
Multi-Manager 2015	$5,801	$59,222
Class L	438	3,988
Class N	435	3,977
Total	$6,674	$67,187
Fidelity Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$54,436	$58,011
Class L	1,380	1,482
Class N	1,114	1,217
Total	$56,930	$60,710
From net realized gain
Multi-Manager 2020	$48,280	$154,346
Class L	1,203	4,554
Class N	1,196	4,541
Total	$50,679	$163,441
Fidelity Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$23,916	$17,411
Class L	1,343	1,267
Class N	1,080	986
Total	$26,339	$19,664
From net realized gain
Multi-Manager 2025	$39,275	$54,834
Class L	2,283	5,035
Class N	2,271	5,021
Total	$43,829	$64,890
Fidelity Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$17,968	$11,967
Class L	1,233	1,265
Class N	965	1,018
Total	$20,166	$14,250
From net realized gain
Multi-Manager 2030	$16,879	$70,000
Class L	1,142	6,838
Class N	1,136	6,819
Total	$19,157	$83,657
Fidelity Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$19,096	$12,275
Class L	1,077	1,013
Class N	836	803
Total	$21,009	$14,091
From net realized gain
Multi-Manager 2035	$55,222	$64,720
Class L	3,283	6,246
Class N	3,238	6,229
Total	$61,743	$77,195
Fidelity Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$12,607	$6,618
Class L	925	1,027
Class N	722	825
Total	$14,254	$8,470
From net realized gain
Multi-Manager 2040	$27,834	$38,980
Class L	2,754	6,862
Class N	2,741	6,776
Total	$33,329	$52,618
Fidelity Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$16,411	$12,787
Class L	1,024	1,031
Class N	825	822
Total	$18,260	$14,640
From net realized gain
Multi-Manager 2045	$53,307	$57,849
Class L	3,612	5,654
Class N	3,564	5,582
Total	$60,483	$69,085
Fidelity Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$13,759	$10,018
Class L	1,123	1,106
Class N	900	894
Total	$15,782	$12,018
From net realized gain
Multi-Manager 2050	$46,725	$63,137
Class L	4,026	6,937
Class N	3,986	6,879
Total	$54,737	$76,953
Fidelity Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$13,743	$9,947
Class L	1,073	1,008
Class N	865	800
Total	$15,681	$11,755
From net realized gain
Multi-Manager 2055	$37,018	$55,964
Class L	3,149	6,527
Class N	3,135	6,510
Total	$43,302	$69,001
Fidelity Multi-Manager 2060 Fund
From net investment income
Multi-Manager 2060	$3,747	$2,311
Class L	1,040	888
Class N	848	687
Total	$5,635	$3,886
From net realized gain
Multi-Manager 2060	$12,836	$10,623
Class L	3,804	6,135
Class N	3,793	6,128
Total	$20,433	$22,886

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016
Fidelity Multi-Manager Income Fund
Multi-Manager Income
Shares sold	46,915	11,399	$472,923	$113,683
Reinvestment of distributions	1,700	3,251	17,195	32,590
Shares redeemed	(48,806)	(20,904)	(493,950)	(201,844)
Net increase (decrease)	(191)	(6,254)	$(3,832)	$(55,571)
Class L
Reinvestment of distributions	184	363	$1,865	$3,642
Shares redeemed	(513)	–	(5,076)	–
Net increase (decrease)	(329)	363	$(3,211)	$3,642
Class N
Reinvestment of distributions	158	338	$1,599	$3,387
Shares redeemed	(511)	–	(5,047)	–
Net increase (decrease)	(353)	338	$(3,448)	$3,387
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	203	9,150	$2,083	$93,793
Reinvestment of distributions	215	645	2,189	6,525
Shares redeemed	(1,434)	(7,808)	(14,619)	(77,985)
Net increase (decrease)	(1,016)	1,987	$(10,347)	$22,333
Class L
Reinvestment of distributions	177	463	$1,807	$4,701
Shares redeemed	(513)	–	(5,090)	–
Net increase (decrease)	(336)	463	$(3,283)	$4,701
Class N
Reinvestment of distributions	151	435	$1,534	$4,419
Shares redeemed	(510)	–	(5,061)	–
Net increase (decrease)	(359)	435	$(3,527)	$4,419
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	14,829	10,422	$152,555	$110,816
Reinvestment of distributions	1,020	2,726	10,434	28,351
Shares redeemed	(42,194)	(7,541)	(435,825)	(79,222)
Net increase (decrease)	(26,345)	5,607	$(272,836)	$59,945
Class L
Reinvestment of distributions	271	519	$2,782	$5,401
Shares redeemed	(505)	–	(5,097)	–
Net increase (decrease)	(234)	519	$(2,315)	$5,401
Class N
Reinvestment of distributions	244	491	$2,507	$5,112
Shares redeemed	(503)	–	(5,069)	–
Net increase (decrease)	(259)	491	$(2,562)	$5,112
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	15,680	32,066	$168,417	$343,602
Reinvestment of distributions	2,425	7,990	25,596	84,421
Shares redeemed	(70,921)	(37,772)	(754,201)	(385,921)
Net increase (decrease)	(52,816)	2,284	$(560,188)	$42,102
Class L
Reinvestment of distributions	184	534	$1,941	$5,649
Shares redeemed	(502)	–	(5,099)	–
Net increase (decrease)	(318)	534	$(3,158)	$5,649
Class N
Reinvestment of distributions	158	507	$1,672	$5,371
Shares redeemed	(500)	–	(5,070)	–
Net increase (decrease)	(342)	507	$(3,398)	$5,371
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	182,067	156,312	$1,980,452	$1,694,454
Reinvestment of distributions	9,830	20,068	102,716	212,357
Shares redeemed	(103,698)	(52,653)	(1,063,211)	(560,374)
Net increase (decrease)	88,199	123,727	$1,019,957	$1,346,437
Class L
Reinvestment of distributions	247	567	$2,583	$6,036
Shares redeemed	(501)	–	(5,101)	–
Net increase (decrease)	(254)	567	$(2,518)	$6,036
Class N
Reinvestment of distributions	221	541	$2,310	$5,758
Shares redeemed	(499)	–	(5,072)	–
Net increase (decrease)	(278)	541	$(2,762)	$5,758
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	118,715	76,777	$1,290,403	$829,793
Reinvestment of distributions	5,939	6,677	$63,191	$72,245
Shares redeemed	(102,394)	(4,097)	(1,115,672)	(43,758)
Net increase (decrease)	22,260	79,357	$237,922	$858,280
Class L
Reinvestment of distributions	341	577	$3,626	$6,302
Shares redeemed	(494)	–	(5,111)	–
Net increase (decrease)	(153)	577	$(1,485)	$6,302
Class N
Reinvestment of distributions	315	550	$3,351	$6,007
Shares redeemed	(492)	–	(5,082)	–
Net increase (decrease)	(177)	550	$(1,731)	$6,007
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	53,159	74,942	$561,061	$775,264
Reinvestment of distributions	3,263	7,670	34,847	81,967
Shares redeemed	(31,769)	(64,261)	(338,013)	(693,594)
Net increase (decrease)	24,653	18,351	$257,895	$163,637
Class L
Reinvestment of distributions	223	761	$2,375	$8,103
Shares redeemed	(510)	–	(5,087)	–
Net increase (decrease)	(287)	761	$(2,712)	$8,103
Class N
Reinvestment of distributions	197	735	$2,101	$7,837
Shares redeemed	(508)	–	(5,059)	–
Net increase (decrease)	(311)	735	$(2,958)	$7,837
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	98,635	77,261	$1,082,907	$824,537
Reinvestment of distributions	6,922	6,983	74,318	76,995
Shares redeemed	(53,871)	(15,936)	(584,388)	(179,461)
Net increase (decrease)	51,686	68,308	$572,837	$722,071
Class L
Reinvestment of distributions	407	654	$4,360	$7,259
Shares redeemed	(493)	–	(5,068)	–
Net increase (decrease)	(86)	654	$(708)	$7,259
Class N
Reinvestment of distributions	381	633	$4,074	$7,032
Shares redeemed	(491)	–	(5,040)	–
Net increase (decrease)	(110)	633	$(966)	$7,032
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	107,559	30,701	$1,175,333	$332,212
Reinvestment of distributions	3,767	4,142	40,441	45,598
Shares redeemed	(30,550)	(11,151)	(328,012)	(119,612)
Net increase (decrease)	80,776	23,692	$887,762	$258,198
Class L
Reinvestment of distributions	346	713	$3,679	$7,889
Shares redeemed	(495)	–	(5,068)	–
Net increase (decrease)	(149)	713	$(1,389)	$7,889
Class N
Reinvestment of distributions	327	687	$3,463	$7,601
Shares redeemed	(493)	–	(5,040)	–
Net increase (decrease)	(166)	687	$(1,577)	$7,601
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	96,309	58,212	$1,071,451	$630,540
Reinvestment of distributions	6,406	6,357	69,718	70,636
Shares redeemed	(46,068)	(25,485)	(508,122)	(262,103)
Net increase (decrease)	56,647	39,084	$633,047	$439,073
Class L
Reinvestment of distributions	427	597	$4,636	$6,685
Shares redeemed	(487)	–	(5,069)	–
Net increase (decrease)	(60)	597	$(433)	$6,685
Class N
Reinvestment of distributions	405	572	$4,389	$6,404
Shares redeemed	(485)	–	(5,039)	–
Net increase (decrease)	(80)	572	$(650)	$6,404
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	63,204	52,504	$688,219	$560,155
Reinvestment of distributions	5,694	6,608	60,484	73,155
Shares redeemed	(48,866)	(31,341)	(529,999)	(346,681)
Net increase (decrease)	20,032	27,771	$218,704	$286,629
Class L
Reinvestment of distributions	485	727	$5,149	$8,043
Shares redeemed	(495)	–	(5,066)	–
Net increase (decrease)	(10)	727	$83	$8,043
Class N
Reinvestment of distributions	461	702	$4,886	$7,773
Shares redeemed	(493)	–	(5,039)	–
Net increase (decrease)	(32)	702	$(153)	$7,773
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	72,087	45,428	$801,316	$496,282
Reinvestment of distributions	4,677	5,889	50,761	65,911
Shares redeemed	(47,501)	(13,518)	(520,703)	(151,383)
Net increase (decrease)	29,263	37,799	$331,374	$410,810
Class L
Reinvestment of distributions	390	670	$4,222	$7,535
Shares redeemed	(487)	–	(5,066)	–
Net increase (decrease)	(97)	670	$(844)	$7,535
Class N
Reinvestment of distributions	370	649	$4,000	$7,310
Shares redeemed	(484)	–	(5,037)	–
Net increase (decrease)	(114)	649	$(1,037)	$7,310
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060
Shares sold	61,118	17,277	$594,539	$163,354
Reinvestment of distributions	1,751	1,332	16,583	12,934
Shares redeemed	(34,062)	(464)	(342,824)	(4,417)
Net increase (decrease)	28,807	18,145	$268,298	$171,871
Class L
Reinvestment of distributions	512	713	$4,844	$7,023
Shares redeemed	(523)	–	(4,767)	–
Net increase (decrease)	(11)	713	$77	$7,023
Class N
Reinvestment of distributions	492	691	$4,641	$6,815
Shares redeemed	(522)	–	(4,749)	–
Net increase (decrease)	(30)	691	$(108)	$6,815

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated
Fidelity Multi-Manager Income Fund	21%
Fidelity Multi-Manager 2005 Fund	93%
Fidelity Multi-Manager 2010 Fund	53%
Fidelity Multi-Manager 2015 Fund	21%
Fidelity Multi-Manager 2025 Fund	12%
Fidelity Multi-Manager 2030 Fund	16%
Fidelity Multi-Manager 2035 Fund	11%
Fidelity Multi-Manager 2040 Fund	15%
Fidelity Multi-Manager 2045 Fund	14%
Fidelity Multi-Manager 2050 Fund	15%
Fidelity Multi-Manager 2055 Fund	13%
Fidelity Multi-Manager 2060 Fund	36%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Boylston Street Trust and the Shareholders of Fidelity Multi-Manager Income Fund, Fidelity Multi-Manager 2005 Fund, Fidelity Multi-Manager 2010 Fund, Fidelity Multi-Manager 2015 Fund, Fidelity Multi-Manager 2020 Fund, Fidelity Multi-Manager 2025 Fund, Fidelity Multi-Manager 2030 Fund, Fidelity Multi-Manager 2035 Fund, Fidelity Multi-Manager 2040 Fund, Fidelity Multi-Manager 2045 Fund, Fidelity Multi-Manager 2050 Fund, Fidelity Multi-Manager 2055 Fund and Fidelity Multi-Manager 2060 Fund (formerly Strategic Advisers Multi-Manager Target Date Funds):

We have audited the accompanying statements of assets and liabilities of Fidelity Multi-Manager Income Fund, Fidelity Multi-Manager 2005 Fund, Fidelity Multi-Manager 2010 Fund, Fidelity Multi-Manager 2015 Fund, Fidelity Multi-Manager 2020 Fund, Fidelity Multi-Manager 2025 Fund, Fidelity Multi-Manager 2030 Fund, Fidelity Multi-Manager 2035 Fund, Fidelity Multi-Manager 2040 Fund, Fidelity Multi-Manager 2045 Fund, Fidelity Multi-Manager 2050 Fund, Fidelity Multi-Manager 2055 Fund and Fidelity Multi-Manager 2060 Fund (the Funds), each a fund of the Fidelity Boylston Street Trust, including the schedules of investments, as of March 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Multi-Manager Income Fund, Fidelity Multi-Manager 2005 Fund, Fidelity Multi-Manager 2010 Fund, Fidelity Multi-Manager 2015 Fund, Fidelity Multi-Manager 2020 Fund, Fidelity Multi-Manager 2025 Fund, Fidelity Multi-Manager 2030 Fund, Fidelity Multi-Manager 2035 Fund, Fidelity Multi-Manager 2040 Fund, Fidelity Multi-Manager 2045 Fund, Fidelity Multi-Manager 2050 Fund, Fidelity Multi-Manager 2055 Fund and Fidelity Multi-Manager 2060 Fund as of March 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 23, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2007

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Fidelity Multi-Manager Income Fund
Multi-Manager Income	.06%
Actual		$1,000.00	$1,016.70	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Class L	.05%
Actual		$1,000.00	$1,016.80	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25
Class N	.30%
Actual		$1,000.00	$1,016.50	$1.51
Hypothetical-C		$1,000.00	$1,023.44	$1.51
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	.06%
Actual		$1,000.00	$1,027.30	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Class L	.09%
Actual		$1,000.00	$1,028.20	$.46
Hypothetical-C		$1,000.00	$1,024.48	$.45
Class N	.34%
Actual		$1,000.00	$1,026.40	$1.72
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	.05%
Actual		$1,000.00	$1,036.00	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25
Class L	.07%
Actual		$1,000.00	$1,036.10	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35
Class N	.32%
Actual		$1,000.00	$1,035.10	$1.62
Hypothetical-C		$1,000.00	$1,023.34	$1.61
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	.08%
Actual		$1,000.00	$1,044.90	$.41
Hypothetical-C		$1,000.00	$1,024.53	$.40
Class L	.08%
Actual		$1,000.00	$1,044.90	$.41
Hypothetical-C		$1,000.00	$1,024.53	$.40
Class N	.33%
Actual		$1,000.00	$1,043.90	$1.68
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	.08%
Actual		$1,000.00	$1,049.90	$.41
Hypothetical-C		$1,000.00	$1,024.53	$.40
Class L	.08%
Actual		$1,000.00	$1,049.90	$.41
Hypothetical-C		$1,000.00	$1,024.53	$.40
Class N	.33%
Actual		$1,000.00	$1,049.00	$1.69
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$1,000.00	$1,056.00	$.51
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.08%
Actual		$1,000.00	$1,055.10	$.41
Hypothetical-C		$1,000.00	$1,024.53	$.40
Class N	.33%
Actual		$1,000.00	$1,055.10	$1.69
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$1,000.00	$1,070.40	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.09%
Actual		$1,000.00	$1,070.40	$.46
Hypothetical-C		$1,000.00	$1,024.48	$.45
Class N	.34%
Actual		$1,000.00	$1,069.50	$1.75
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$1,000.00	$1,081.50	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.10%
Actual		$1,000.00	$1,081.40	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class N	.35%
Actual		$1,000.00	$1,080.50	$1.82
Hypothetical-C		$1,000.00	$1,023.19	$1.77
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$1,000.00	$1,082.50	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.10%
Actual		$1,000.00	$1,082.20	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class N	.35%
Actual		$1,000.00	$1,080.40	$1.82
Hypothetical-C		$1,000.00	$1,023.19	$1.77
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$1,000.00	$1,081.40	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.10%
Actual		$1,000.00	$1,082.20	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class N	.35%
Actual		$1,000.00	$1,080.40	$1.82
Hypothetical-C		$1,000.00	$1,023.19	$1.77
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$1,000.00	$1,081.90	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.10%
Actual		$1,000.00	$1,081.80	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class N	.35%
Actual		$1,000.00	$1,080.90	$1.82
Hypothetical-C		$1,000.00	$1,023.19	$1.77
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$1,000.00	$1,081.20	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.10%
Actual		$1,000.00	$1,082.10	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class N	.35%
Actual		$1,000.00	$1,080.30	$1.82
Hypothetical-C		$1,000.00	$1,023.19	$1.77
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	.10%
Actual		$1,000.00	$1,082.50	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.10%
Actual		$1,000.00	$1,081.30	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class N	.35%
Actual		$1,000.00	$1,080.60	$1.82
Hypothetical-C		$1,000.00	$1,023.19	$1.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Multi-Manager Income Fund
Multi-Manager Income	05/08/17	05/05/17	$0.003	$0.000
Class L	05/08/17	05/05/17	$0.003	$0.000
Class N	05/08/17	05/05/17	$0.001	$0.000
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	05/15/17	05/12/17	$0.026	$0.082
Class L	05/15/17	05/12/17	$0.025	$0.082
Class N	05/15/17	05/12/17	$0.019	$0.082
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	05/15/17	05/12/17	$0.024	$0.000
Class L	05/15/17	05/12/17	$0.024	$0.000
Class N	05/15/17	05/12/17	$0.017	$0.000
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	05/15/17	05/12/17	$0.022	$0.000
Class L	05/15/17	05/12/17	$0.023	$0.000
Class N	05/15/17	05/12/17	$0.016	$0.000
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	05/15/17	05/12/17	$0.016	$0.113
Class L	05/15/17	05/12/17	$0.016	$0.113
Class N	05/15/17	05/12/17	$0.009	$0.113
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	05/15/17	05/12/17	$0.016	$0.247
Class L	05/15/17	05/12/17	$0.016	$0.247
Class N	05/15/17	05/12/17	$0.009	$0.247
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	05/15/17	05/12/17	$0.010	$0.261
Class L	05/15/17	05/12/17	$0.009	$0.261
Class N	05/15/17	05/12/17	$0.003	$0.261
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	05/15/17	05/12/17	$0.005	$0.262
Class L	05/15/17	05/12/17	$0.004	$0.262
Class N	05/15/17	05/12/17	$0.000	$0.258
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	05/15/17	05/12/17	$0.004	$0.326
Class L	05/15/17	05/12/17	$0.004	$0.326
Class N	05/15/17	05/12/17	$0.000	$0.322
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	05/15/17	05/12/17	$0.004	$0.312
Class L	05/15/17	05/12/17	$0.004	$0.312
Class N	05/15/17	05/12/17	$0.000	$0.308
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	05/15/17	05/12/17	$0.004	$0.354
Class L	05/15/17	05/12/17	$0.004	$0.354
Class N	05/15/17	05/12/17	$0.000	$0.350
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	05/15/17	05/12/17	$0.005	$0.354
Class L	05/15/17	05/12/17	$0.004	$0.354
Class N	05/15/17	05/12/17	$0.000	$0.354
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	05/15/17	05/12/17	$0.003	$0.130
Class L	05/15/17	05/12/17	$0.003	$0.130
Class N	05/15/17	05/12/17	$0.000	$0.130

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Multi-Manager 2005 Fund	$2,651
Fidelity Multi-Manager 2020 Fund	$61,563
Fidelity Multi-Manager 2025 Fund	$73,566
Fidelity Multi-Manager 2030 Fund	$67,523
Fidelity Multi-Manager 2035 Fund	$98,174
Fidelity Multi-Manager 2040 Fund	$69,490
Fidelity Multi-Manager 2045 Fund	$101,359
Fidelity Multi-Manager 2050 Fund	$84,328
Fidelity Multi-Manager 2055 Fund	$75,962
Fidelity Multi-Manager 2060 Fund	$22,249

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Multi-Manager Income Fund	7.07%
Fidelity Multi-Manager 2005 Fund	5.30%
Fidelity Multi-Manager 2010 Fund	3.80%
Fidelity Multi-Manager 2015 Fund	2.82%
Fidelity Multi-Manager 2020 Fund	2.30%
Fidelity Multi-Manager 2025 Fund	1.66%
Fidelity Multi-Manager 2030 Fund	0.78%
Fidelity Multi-Manager 2035 Fund	0.20%
Fidelity Multi-Manager 2040 Fund	0.20%
Fidelity Multi-Manager 2045 Fund	0.19%
Fidelity Multi-Manager 2050 Fund	0.18%
Fidelity Multi-Manager 2055 Fund	0.18%
Fidelity Multi-Manager 2060 Fund	0.18%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Retail	Class L	Class N
Fidelity Multi-Manager Income Fund
April 2016	2%	2%	3%
May 2016	12%	12%	19%
June 2016	13%	13%	17%
July 2016	13%	13%	15%
August 2016	13%	13%	14%
September 2016	13%	13%	16%
October 2016	13%	13%	16%
November 2016	13%	13%	16%
December 2016	13%	13%	13%
February 2017	0%	0%	0%
March 2017	0%	0%	0%
Fidelity Multi-Manager 2005 Fund
May 2016	1%	1%	2%
December 2016	18%	18%	20%
Fidelity Multi-Manager 2010 Fund
May 2016	2%	2%	2%
December 2016	21%	21%	24%
Fidelity Multi-Manager 2015 Fund
May 2016	2%	2%	3%
December 2016	26%	26%	29%
Fidelity Multi-Manager 2020 Fund
May 2016	2%	2%	3%
December 2016	28%	28%	32%
Fidelity Multi-Manager 2025 Fund
May 2016	3%	3%	5%
December 2016	32%	32%	36%
Fidelity Multi-Manager 2030 Fund
May 2016	7%	7%	21%
December 2016	39%	39%	45%
Fidelity Multi-Manager 2035 Fund
May 2016	12%	12%	0%
December 2016	45%	45%	53%
Fidelity Multi-Manager 2040 Fund
May 2016	0%	0%	0%
December 2016	42%	43%	50%
Fidelity Multi-Manager 2045 Fund
May 2016	16%	16%	0%
December 2016	44%	45%	51%
Fidelity Multi-Manager 2050 Fund
May 2016	20%	25%	0%
December 2016	45%	45%	52%
Fidelity Multi-Manager 2055 Fund
May 2016	0%	0%	0%
December 2016	45%	45%	52%
Fidelity Multi-Manager 2060 Fund
May 2016	0%	0%	0%
December 2016	45%	45%	52%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Retail	Class L	Class N
Fidelity Multi-Manager Income Fund
April 2016	5%	5%	6%
May 2016	23%	23%	35%
June 2016	24%	24%	31%
July 2016	24%	24%	29%
August 2016	24%	24%	27%
September 2016	24%	24%	29%
October 2016	24%	24%	30%
November 2016	24%	24%	30%
December 2016	24%	24%	25%
February 2017	0%	0%	0%
March 2017	0%	0%	0%
Fidelity Multi-Manager 2005 Fund
May 2016	3%	3%	4%
December 2016	35%	35%	40%
Fidelity Multi-Manager 2010 Fund
May 2016	3%	3%	4%
December 2016	36%	36%	40%
Fidelity Multi-Manager 2015 Fund
May 2016	4%	4%	5%
December 2016	46%	46%	52%
Fidelity Multi-Manager 2020 Fund
May 2016	5%	5%	6%
December 2016	51%	51%	58%
Fidelity Multi-Manager 2025 Fund
May 2016	7%	7%	10%
December 2016	57%	57%	65%
Fidelity Multi-Manager 2030 Fund
May 2016	13%	13%	37%
December 2016	70%	70%	80%
Fidelity Multi-Manager 2035 Fund
May 2016	21%	21%	0%
December 2016	80%	80%	93%
Fidelity Multi-Manager 2040 Fund
May 2016	0%	0%	0%
December 2016	79%	81%	94%
Fidelity Multi-Manager 2045 Fund
May 2016	29%	29%	0%
December 2016	79%	79%	91%
Fidelity Multi-Manager 2050 Fund
May 2016	35%	44%	0%
December 2016	79%	79%	90%
Fidelity Multi-Manager 2055 Fund
May 2016	0%	0%	0%
December 2016	79%	79%	91%
Fidelity Multi-Manager 2060 Fund
May 2016	0%	0%	0%
December 2016	79%	79%	91%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Multi-Manager Income Fund
Multi-Manager Income	12/31/14	$0.0373	$0.0032
	12/31/15	$0.0164	$0.0019
	12/30/16	$0.0195	$0.0028
Class L	12/31/14	$0.0373	$0.0032
	12/31/15	$0.0164	$0.0019
	12/30/16	$0.0198	$0.0028
Class N	12/31/14	$0.0354	$0.0032
	12/31/15	$0.0151	$0.0019
	12/30/16	$0.0186	$0.0028
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	12/31/14	$0.0700	$0.0029
	12/31/15	$0.0271	$0.0029
	12/30/16	$0.0248	$0.0035
Class L	12/31/14	$0.0689	$0.0029
	12/31/15	$0.0266	$0.0029
	12/30/16	$0.0246	$0.0035
Class N	12/31/14	$0.0631	$0.0029
	12/31/15	$0.0231	$0.0029
	12/30/16	$0.0216	$0.0035
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	12/31/14	$0.0759	$0.0066
	12/31/15	$0.0348	$0.0037
	12/30/16	$0.0302	$0.0042
Class L	12/31/14	$0.0750	$0.0066
	12/31/15	$0.0346	$0.0037
	12/30/16	$0.0304	$0.0042
Class N	12/31/14	$0.0689	$0.0066
	12/31/15	$0.0303	$0.0037
	12/30/16	$0.0272	$0.0042
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	12/31/14	$0.0888	$0.0081
	12/31/15	$0.0415	$0.0044
	12/30/16	$0.0359	$0.0050
Class L	12/31/14	$0.0876	$0.0081
	12/31/15	$0.0415	$0.0044
	12/30/16	$0.0359	$0.0050
Class N	12/31/14	$0.0794	$0.0081
	12/31/15	$0.0365	$0.0044
	12/30/16	$0.0315	$0.0050
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	12/31/14	$0.1034	$0.0093
	12/31/15	$0.0429	$0.0049
	12/30/16	$0.0386	$0.0054
Class L	12/31/14	$0.1026	$0.0093
	12/31/15	$0.0426	$0.0049
	12/30/16	$0.0386	$0.0054
Class N	12/31/14	$0.0942	$0.0093
	12/31/15	$0.0372	$0.0049
	12/30/16	$0.0337	$0.0054
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	12/31/14	$0.1236	$0.0113
	12/31/15	$0.0470	$0.0054
	12/30/16	$0.0442	$0.0060
Class L	12/31/14	$0.1217	$0.0113
	12/31/15	$0.0467	$0.0054
	12/30/16	$0.0445	$0.0060
Class N	12/31/14	$0.1118	$0.0113
	12/31/15	$0.0396	$0.0054
	12/30/16	$0.0389	$0.0060
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	12/31/14	$0.1597	$0.0137
	12/31/15	$0.0643	$0.0064
	12/30/16	$0.0520	$0.0070
Class L	12/31/14	$0.1597	$0.0137
	12/31/15	$0.0651	$0.0064
	12/30/16	$0.0520	$0.0070
Class N	12/31/14	$0.1495	$0.0137
	12/31/15	$0.0568	$0.0064
	12/30/16	$0.0454	$0.0070
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	12/31/14	$0.1632	$0.0145
	12/31/15	$0.0663	$0.0073
	12/30/16	$0.0575	$0.0077
Class L	12/31/14	$0.1632	$0.0145
	12/31/15	$0.0658	$0.0073
	12/30/16	$0.0575	$0.0077
Class N	12/31/14	$0.1520	$0.0145
	12/31/15	$0.0555	$0.0073
	12/30/16	$0.0495	$0.0077
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	12/31/14	$0.1723	$0.0150
	12/31/15	$0.0681	$0.0072
	12/30/16	$0.0575	$0.0077
Class L	12/31/14	$0.1713	$0.0150
	12/31/15	$0.0676	$0.0072
	12/30/16	$0.0563	$0.0077
Class N	12/31/14	$0.1605	$0.0150
	12/31/15	$0.0580	$0.0072
	12/30/16	$0.0483	$0.0077
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	12/31/14	$0.1640	$0.0146
	12/31/15	$0.0658	$0.0073
	12/30/16	$0.0579	$0.0077
Class L	12/31/14	$0.1626	$0.0146
	12/31/15	$0.0648	$0.0073
	12/30/16	$0.0576	$0.0077
Class N	12/31/14	$0.1521	$0.0146
	12/31/15	$0.0546	$0.0073
	12/30/16	$0.0499	$0.0077
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	12/31/14	$0.1722	$0.0150
	12/31/15	$0.0711	$0.0074
	12/30/16	$0.0602	$0.0080
Class L	12/31/14	$0.1717	$0.0150
	12/31/15	$0.0711	$0.0074
	12/30/16	$0.0598	$0.0080
Class N	12/31/14	$0.1605	$0.0150
	12/31/15	$0.0610	$0.0074
	12/30/16	$0.0523	$0.0080
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	12/31/14	$0.1662	$0.0150
	12/31/15	$0.0682	$0.0073
	12/30/16	$0.0602	$0.0080
Class L	12/31/14	$0.1652	$0.0150
	12/31/15	$0.0677	$0.0073
	12/30/16	$0.0602	$0.0080
Class N	12/31/14	$0.1538	$0.0150
	12/31/15	$0.0577	$0.0073
	12/30/16	$0.0522	$0.0080
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	12/30/16	$0.0539	$0.0070
Class L	12/30/16	$0.0535	$0.0070
Class N	12/30/16	$0.0467	$0.0070

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

OLF-ANN-0517
1.954274.104

Fidelity® Multi-Manager Target Date Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Class L & Class N Annual Report March 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Fidelity® Multi-Manager Income Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Multi-Manager Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Class L	5.83%	3.42%
Class N	5.67%	3.23%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Fidelity® Multi-Manager Income Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Fidelity® Multi-Manager Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager Income Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$11,549	Fidelity® Multi-Manager Income Fund - Class L
$10,829	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Multi-Manager 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Class L	7.67%	4.60%
Class N	7.41%	4.39%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Fidelity® Multi-Manager 2005 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Fidelity® Multi-Manager 2005 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2005 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$12,123	Fidelity® Multi-Manager 2005 Fund - Class L
$10,829	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Multi-Manager 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Class L	9.08%	5.57%
Class N	8.82%	5.35%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Fidelity® Multi-Manager 2010 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Fidelity® Multi-Manager 2010 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2014, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2010 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$12,608	Fidelity® Multi-Manager 2010 Fund - Class L
$10,829	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Multi-Manager 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Class L	10.41%	6.02%
Class N	10.15%	5.81%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Fidelity® Multi-Manager 2015 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Fidelity® Multi-Manager 2015 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2015 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$12,841	Fidelity® Multi-Manager 2015 Fund - Class L
$10,829	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Multi-Manager 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Class L	11.28%	6.46%
Class N	11.01%	6.25%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Fidelity® Multi-Manager 2020 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Fidelity® Multi-Manager 2020 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2020 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$13,071	Fidelity® Multi-Manager 2020 Fund - Class L
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Class L	12.11%	7.35%
Class N	11.95%	7.16%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Fidelity® Multi-Manager 2025 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Fidelity® Multi-Manager 2025 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2025 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$13,547	Fidelity® Multi-Manager 2025 Fund - Class L
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Class L	14.36%	7.97%
Class N	14.10%	7.76%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Fidelity® Multi-Manager 2030 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Fidelity® Multi-Manager 2030 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2030 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$13,884	Fidelity® Multi-Manager 2030 Fund - Class L
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Class L	15.86%	8.75%
Class N	15.60%	8.53%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Fidelity® Multi-Manager 2035 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Fidelity® Multi-Manager 2035 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2035 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$14,320	Fidelity® Multi-Manager 2035 Fund - Class L
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Class L	15.91%	8.82%
Class N	15.62%	8.60%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Fidelity® Multi-Manager 2040 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Fidelity® Multi-Manager 2040 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2040 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$14,357	Fidelity® Multi-Manager 2040 Fund - Class L
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Class L	15.91%	8.95%
Class N	15.59%	8.73%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Fidelity® Multi-Manager 2045 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Fidelity® Multi-Manager 2045 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2045 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$14,430	Fidelity® Multi-Manager 2045 Fund - Class L
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Class L	15.88%	8.97%
Class N	15.64%	8.77%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Fidelity® Multi-Manager 2050 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Fidelity® Multi-Manager 2050 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2050 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$14,446	Fidelity® Multi-Manager 2050 Fund - Class L
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Class L	15.97%	9.15%
Class N	15.58%	8.93%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Fidelity® Multi-Manager 2055 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Fidelity® Multi-Manager 2055 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2055 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$14,546	Fidelity® Multi-Manager 2055 Fund - Class L
$17,910	S&P 500® Index

Fidelity® Multi-Manager 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Class L	15.85%	5.91%
Class N	15.55%	5.64%

 A From August 5, 2014

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Multi-Manager 2060 Fund - Class L on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,646	Fidelity® Multi-Manager 2060 Fund - Class L
$13,024	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Despite bouts of volatility, the MSCI ACWI (All Country World Index) Index of global equities gained 15.52% for the year ending March 31, 2017, surging from November onward on renewed optimism for economic growth before leveling off in March. Earlier on, sentiment had been bolstered by U.S. economic strength, a global rally in energy and other stimuli that helped establish the uptrend. Markets tumbled briefly after Brexit – the U.K.’s June vote to exit the European Union. Later, in response to President Trump’s surprise victory in November, U.S. stocks hit a series of all-time highs on expectations for reflation and fiscal stimulus. Non-U.S. markets responded similarly.

Globally, small-cap stocks bested large-caps, although this trend was reversed for the first quarter of 2017. Similarly, value- outperformed growth-oriented stocks across all market capitalizations for the full year, despite a first-quarter 2017 reversal. Regionally within the MSCI ACWI, emerging markets (+18%) and Canada (+16%) benefited from rising commodity prices. The U.S. (+17%) also outperformed, as noted. Japan (+15%) lagged the rest of the Asia Pacific group (+18%). Meanwhile, Europe (+12%) and the U.K. (+6%) battled Brexit stress for much of the year.

Among sectors, materials (+26%) was helped by promises of increased U.S. infrastructure spending plus a cyclical rebound in commodity prices that also buoyed industrials (+16%) and energy (+16%). Financials (+26%) rode an uptick in interest rates and a late rally in banks. Similarly, technology (+25%) rose on expectations of higher enterprise IT spending. Conversely, telecom services (+1%), consumer staples (+5%) and utilities (+5%) lagged as an improved backdrop for riskier assets curbed demand for dividend-rich sectors; real estate (+4%) faced the additional concern of potential future interest rate hikes. Health care (+9%) was hampered by political and regulatory uncertainty.

In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.44%. Yields rallied in reaction to Trump’s potentially stimulative and inflationary economic agenda, as well as the U.S. Federal Reserve’s December rate hike. Within the Bloomberg Barclays index, spread sectors outperformed Treasuries, led by corporate credit. Outside the index, riskier, non-core fixed-income segments such as emerging-markets and U.S. high-yield debt rose strongly; inflation-protected securities also outperformed.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2017, the share classes of each Fund posted a positive return. Results moved along a spectrum: The more conservative Fidelity Multi-Manager Income Fund gained about 6%, while longer-dated, more aggressive Funds – starting with Fidelity Multi-Manager 2035 Fund – gained about 16%. Each Fund led its respective Composite benchmark by about 1 to 2 percentage points. Versus Composites, asset allocation added substantial value for the year, most notably from underweighting the investment-grade debt asset class and overweighting emerging-markets equity. Allocations to high-yield debt also helped, offset somewhat by allocations to commodity securities that, despite a positive result, underperformed most Composites and thus generally detracted for the year. Selection effects from underlying holdings were mixed across Funds. At the individual-investment level, Strategic Advisers® Core Income Multi-Manager Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index by nearly 2 percentage points. Strategic Advisers® Emerging Markets Fund of Funds topped its fund-level benchmark as well. Conversely, lagging performance from our U.S. large-cap growth equity investment more than offset the positive selection effect from the Fund’s large-cap value investment. That said, it was our investment in Strategic Advisers International Multi-Manager Fund that detracted most this year, as it lagged its fund-level benchmark by a substantial amount.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Multi-Manager Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	37.6	37.5
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	21.0	17.3
Fidelity Series Short-Term Credit Fund Class F	7.0	9.3
Strategic Advisers International Multi-Manager Fund Class F	5.9	5.5
Strategic Advisers Value Multi-Manager Fund Class F	4.6	4.7
Strategic Advisers Core Multi-Manager Fund Class F	4.6	4.7
Strategic Advisers Emerging Markets Fund of Funds Class F	4.6	4.9
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.9	3.8
Strategic Advisers Growth Multi-Manager Fund Class F	3.9	4.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.3	2.4
	95.4	94.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.1%
International Equity Funds	10.5%
Bond Funds	44.4%
Short-Term Funds	28.0%

Six months ago
Domestic Equity Funds	17.4%
International Equity Funds	10.4%
Bond Funds	45.6%
Short-Term Funds	26.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager Income Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 17.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,345	$17,894
Strategic Advisers Core Multi-Manager Fund Class F (b)	3,892	49,034
Strategic Advisers Growth Multi-Manager Fund Class F (b)	3,146	40,894
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,528	24,723
Strategic Advisers Value Multi-Manager Fund Class F (b)	3,276	49,167
TOTAL DOMESTIC EQUITY FUNDS
(Cost $179,773)		181,712

International Equity Funds - 10.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	4,920	48,903
Strategic Advisers International Multi-Manager Fund Class F (b)	5,333	62,879
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $103,686)		111,782

Bond Funds - 44.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	717	7,336
Fidelity Series Floating Rate High Income Fund Class F (b)	281	2,670
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	4,159	41,134
Fidelity Series Real Estate Income Fund Class F (b)	476	5,290
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	40,684	399,924
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,593	16,041
TOTAL BOND FUNDS
(Cost $470,717)		472,395

Short-Term Funds - 28.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	223,605	223,605
Fidelity Series Short-Term Credit Fund Class F (b)	7,499	74,766
TOTAL SHORT-TERM FUNDS
(Cost $298,502)		298,371
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,052,678)		1,064,260
NET OTHER ASSETS (LIABILITIES) - 0.0%		(66)
NET ASSETS - 100%		$1,064,194

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$170,557	$138,681	$85,633	$747	$223,605
Fidelity Series Commodity Strategy Fund Class F	12,821	16,388	12,621	--	17,894
Fidelity Series Emerging Markets Debt Fund Class F	6,498	3,289	2,988	492	7,336
Fidelity Series Floating Rate High Income Fund Class F	2,578	1,301	1,381	141	2,670
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,172	21,412	19,343	73	41,134
Fidelity Series Real Estate Income Fund Class F	4,962	2,788	2,514	318	5,290
Fidelity Series Short-Term Credit Fund Class F	92,426	52,934	70,215	1,253	74,766
Strategic Advisers Core Income Multi-Manager Fund Class F	400,970	195,467	192,325	10,081	399,924
Strategic Advisers Core Multi-Manager Fund Class F	53,445	26,565	34,177	526	49,034
Strategic Advisers Emerging Markets Fund of Funds Class F	45,826	22,550	28,179	495	48,903
Strategic Advisers Growth Multi-Manager Fund Class F	44,598	24,320	27,494	336	40,894
Strategic Advisers Income Opportunities Fund of Funds Class F	31,145	10,682	28,570	1,791	16,041
Strategic Advisers International Multi-Manager Fund Class F	46,760	40,389	28,440	1,134	62,879
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	26,768	16,143	18,226	11	24,723
Strategic Advisers Value Multi-Manager Fund Class F	53,390	24,291	35,765	948	49,167
Total	$1,031,916	$597,200	$587,871	$18,346	$1,064,260

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,052,678) — See accompanying schedule		$1,064,260
Receivable for investments sold		22,491
Receivable for fund shares sold		1,810
Total assets		1,088,561
Liabilities
Payable for investments purchased	$24,298
Distribution and service plan fees payable	22
Other affiliated payables	47
Total liabilities		24,367
Net Assets		$1,064,194
Net Assets consist of:
Paid in capital		$1,060,129
Distributions in excess of net investment income		(248)
Accumulated undistributed net realized gain (loss) on investments		(7,269)
Net unrealized appreciation (depreciation) on investments		11,582
Net Assets		$1,064,194
Multi-Manager Income:
Net Asset Value, offering price and redemption price per share ($852,606 ÷ 82,683 shares)		$10.31
Class L:
Net Asset Value, offering price and redemption price per share ($106,236 ÷ 10,301 shares)		$10.31
Class N:
Net Asset Value, offering price and redemption price per share ($105,352 ÷ 10,221 shares)		$10.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$18,346
Expenses
Transfer agent fees	$647
Distribution and service plan fees	257
Independent trustees' fees and expenses	7
Total expenses		911
Net investment income (loss)		17,435
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(13,472)
Capital gain distributions from underlying funds	23,041
Total net realized gain (loss)		9,569
Change in net unrealized appreciation (depreciation) on underlying funds		36,484
Net gain (loss)		46,053
Net increase (decrease) in net assets resulting from operations		$63,488

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,435	$18,510
Net realized gain (loss)	9,569	(5,422)
Change in net unrealized appreciation (depreciation)	36,484	(25,916)
Net increase (decrease) in net assets resulting from operations	63,488	(12,828)
Distributions to shareholders from net investment income	(17,791)	(18,299)
Distributions to shareholders from net realized gain	(2,868)	(21,320)
Total distributions	(20,659)	(39,619)
Share transactions - net increase (decrease)	(10,491)	(48,542)
Total increase (decrease) in net assets	32,338	(100,989)
Net Assets
Beginning of period	1,031,856	1,132,845
End of period	$1,064,194	$1,031,856
Other Information
Undistributed net investment income end of period	$–	$881
Distributions in excess of net investment income end of period	$(248)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager Income Fund

Years ended March 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.33	$10.29	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.17	.18	.14	.04
Net realized and unrealized gain (loss)	.43	(.24)	.22	.24	.13
Total from investment operations	.58	(.07)	.40	.38	.17
Distributions from net investment income	(.16)C	(.16)	(.19)	(.12)	(.03)
Distributions from net realized gain	(.03)C	(.19)	(.18)	(.11)	–
Total distributions	(.18)D	(.35)	(.36)E	(.23)	(.03)
Net asset value, end of period	$10.31	$9.91	$10.33	$10.29	$10.14
Total ReturnF,G	5.92%	(.65)%	3.98%	3.79%	1.71%
Ratios to Average Net AssetsH,I
Expenses before reductions	.05%	.05%	.05%	.06%	.15%J
Expenses net of fee waivers, if any	.05%	.05%	.05%	.06%	.06%J
Expenses net of all reductions	.05%	.05%	.05%	.06%	.06%J
Net investment income (loss)	1.46%	1.66%	1.77%	1.43%	1.52%J
Supplemental Data
Net assets, end of period (000 omitted)	$853	$822	$921	$702	$102
Portfolio turnover rateH	49%	44%	23%	40%	0%K

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.027 per share.

 E Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.177 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager Income Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.15	.17	.18	.05
Net realized and unrealized gain (loss)	.42	(.23)	.22	.15
Total from investment operations	.57	(.06)	.40	.20
Distributions from net investment income	(.16)C	(.16)	(.19)	(.04)
Distributions from net realized gain	(.03)C	(.19)	(.18)	(.06)
Total distributions	(.18)D	(.35)	(.36)E	(.10)
Net asset value, end of period	$10.31	$9.92	$10.33	$10.29
Total ReturnF	5.83%	(.57)%	3.97%	2.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%	.05%	.06%	.06%I
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%I
Expenses net of all reductions	.05%	.05%	.06%	.06%I
Net investment income (loss)	1.47%	1.66%	1.77%	1.62%I
Supplemental Data
Net assets, end of period (000 omitted)	$106	$105	$106	$102
Portfolio turnover rateG	49%	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.027 per share.

 E Total distributions of $.36 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.177 per share.

 F Total returns for periods of less than one year are not annualized.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager Income Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.12	.14	.16	.04
Net realized and unrealized gain (loss)	.44	(.23)	.22	.16
Total from investment operations	.56	(.09)	.38	.20
Distributions from net investment income	(.13)C	(.14)	(.16)	(.04)
Distributions from net realized gain	(.03)C	(.19)	(.18)	(.06)
Total distributions	(.16)	(.33)	(.34)	(.10)
Net asset value, end of period	$10.31	$9.91	$10.33	$10.29
Total ReturnD	5.67%	(.90)%	3.71%	1.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%	.30%	.31%	.32%G
Expenses net of fee waivers, if any	.30%	.30%	.31%	.32%G
Expenses net of all reductions	.30%	.30%	.31%	.32%G
Net investment income (loss)	1.22%	1.41%	1.52%	1.36%G
Supplemental Data
Net assets, end of period (000 omitted)	$105	$105	$106	$102
Portfolio turnover rateE	49%	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	33.7	33.3
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	15.9	12.6
Strategic Advisers International Multi-Manager Fund Class F	8.4	8.2
Strategic Advisers Value Multi-Manager Fund Class F	6.9	7.2
Strategic Advisers Core Multi-Manager Fund Class F	6.9	7.2
Strategic Advisers Growth Multi-Manager Fund Class F	5.7	6.1
Strategic Advisers Emerging Markets Fund of Funds Class F	5.6	5.9
Fidelity Series Short-Term Credit Fund Class F	5.3	6.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	3.5	3.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.4	3.3
	95.3	94.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.7%
International Equity Funds	14.0%
Bond Funds	40.1%
Short-Term Funds	21.2%

Six months ago
Domestic Equity Funds	25.6%
International Equity Funds	14.1%
Bond Funds	41.0%
Short-Term Funds	19.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2005 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 24.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,104	$5,909
Strategic Advisers Core Multi-Manager Fund Class F (b)	1,894	23,861
Strategic Advisers Growth Multi-Manager Fund Class F (b)	1,531	19,900
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	1,230	12,030
Strategic Advisers Value Multi-Manager Fund Class F (b)	1,594	23,926
TOTAL DOMESTIC EQUITY FUNDS
(Cost $84,388)		85,626

International Equity Funds - 14.0%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	1,952	19,404
Strategic Advisers International Multi-Manager Fund Class F (b)	2,462	29,027
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $46,442)		48,431

Bond Funds - 40.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	230	2,350
Fidelity Series Floating Rate High Income Fund Class F (b)	91	870
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,194	11,811
Fidelity Series Real Estate Income Fund Class F (b)	153	1,703
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	11,900	116,983
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	520	5,236
TOTAL BOND FUNDS
(Cost $138,871)		138,953

Short-Term Funds - 21.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	55,252	55,252
Fidelity Series Short-Term Credit Fund Class F (b)	1,853	18,475
TOTAL SHORT-TERM FUNDS
(Cost $73,760)		73,727
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $343,461)		346,737
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36)
NET ASSETS - 100%		$346,701

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$39,271	$18,791	$2,810	$154	$55,252
Fidelity Series Commodity Strategy Fund Class F	4,349	1,609	362	--	5,909
Fidelity Series Emerging Markets Debt Fund Class F	2,184	156	154	141	2,350
Fidelity Series Floating Rate High Income Fund Class F	850	48	76	39	870
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,468	1,231	895	18	11,811
Fidelity Series Real Estate Income Fund Class F	1,668	164	163	83	1,703
Fidelity Series Short-Term Credit Fund Class F	21,047	3,837	6,352	254	18,475
Strategic Advisers Core Income Multi-Manager Fund Class F	118,898	10,286	11,844	2,510	116,983
Strategic Advisers Core Multi-Manager Fund Class F	26,954	2,504	7,177	203	23,861
Strategic Advisers Emerging Markets Fund of Funds Class F	19,015	539	3,342	187	19,404
Strategic Advisers Growth Multi-Manager Fund Class F	22,492	3,014	5,754	131	19,900
Strategic Advisers Income Opportunities Fund of Funds Class F	10,370	550	6,512	516	5,236
Strategic Advisers International Multi-Manager Fund Class F	25,864	4,447	3,428	415	29,027
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	13,500	2,363	4,092	5	12,030
Strategic Advisers Value Multi-Manager Fund Class F	26,926	1,720	7,803	370	23,926
Total	$344,856	$51,259	$60,764	$5,026	$346,737

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $343,461) — See accompanying schedule		$346,737
Receivable for investments sold		5,879
Total assets		352,616
Liabilities
Payable for investments purchased	$5,880
Distribution and service plan fees payable	22
Other affiliated payables	13
Total liabilities		5,915
Net Assets		$346,701
Net Assets consist of:
Paid in capital		$342,195
Undistributed net investment income		686
Accumulated undistributed net realized gain (loss) on investments		544
Net unrealized appreciation (depreciation) on investments		3,276
Net Assets		$346,701
Multi-Manager 2005:
Net Asset Value, offering price and redemption price per share ($130,294 ÷ 12,345 shares)		$10.55
Class L:
Net Asset Value, offering price and redemption price per share ($108,651 ÷ 10,303 shares)		$10.55
Class N:
Net Asset Value, offering price and redemption price per share ($107,756 ÷ 10,225 shares)		$10.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$5,026
Expenses
Transfer agent fees	$262
Distribution and service plan fees	260
Independent trustees' fees and expenses	3
Total expenses		525
Net investment income (loss)		4,501
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,369)
Capital gain distributions from underlying funds	8,682
Total net realized gain (loss)		6,313
Change in net unrealized appreciation (depreciation) on underlying funds		13,754
Net gain (loss)		20,067
Net increase (decrease) in net assets resulting from operations		$24,568

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,501	$5,519
Net realized gain (loss)	6,313	(698)
Change in net unrealized appreciation (depreciation)	13,754	(10,838)
Net increase (decrease) in net assets resulting from operations	24,568	(6,017)
Distributions to shareholders from net investment income	(4,558)	(5,516)
Distributions to shareholders from net realized gain	(972)	(10,129)
Total distributions	(5,530)	(15,645)
Share transactions - net increase (decrease)	(17,157)	31,453
Total increase (decrease) in net assets	1,881	9,791
Net Assets
Beginning of period	344,820	335,029
End of period	$346,701	$344,820
Other Information
Undistributed net investment income end of period	$686	$819

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2005 Fund

Years ended March 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$10.58	$10.65	$10.27	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.16	.19	.14	.05
Net realized and unrealized gain (loss)	.60	(.30)	.31	.49	.22
Total from investment operations	.75	(.14)	.50	.63	.27
Distributions from net investment income	(.15)	(.16)	(.19)	(.10)	–
Distributions from net realized gain	(.03)	(.30)	(.39)	(.15)	–
Total distributions	(.18)	(.46)	(.57)C	(.25)	–
Net asset value, end of period	$10.55	$9.98	$10.58	$10.65	$10.27
Total ReturnD,E	7.57%	(1.34)%	4.83%	6.18%	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%	.06%	.05%	.06%	.15%H
Expenses net of fee waivers, if any	.07%	.06%	.05%	.06%	.06%H
Expenses net of all reductions	.07%	.06%	.05%	.06%	.06%H
Net investment income (loss)	1.42%	1.63%	1.76%	1.32%	1.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$130	$133	$120	$115	$103
Portfolio turnover rateF	15%	48%	17%	44%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.385 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2005 Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.97	$10.57	$10.64	$10.51
Income from Investment Operations
Net investment income (loss)B	.14	.16	.18	.06
Net realized and unrealized gain (loss)	.62	(.30)	.32	.22
Total from investment operations	.76	(.14)	.50	.28
Distributions from net investment income	(.15)	(.16)	(.18)	(.06)
Distributions from net realized gain	(.03)	(.30)	(.39)	(.09)
Total distributions	(.18)	(.46)	(.57)	(.15)
Net asset value, end of period	$10.55	$9.97	$10.57	$10.64
Total ReturnC,D	7.67%	(1.39)%	4.79%	2.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.09%	.10%	.07%G
Expenses net of fee waivers, if any	.09%	.09%	.10%	.07%G
Expenses net of all reductions	.09%	.09%	.10%	.07%G
Net investment income (loss)	1.40%	1.59%	1.71%	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$109	$106	$108	$103
Portfolio turnover rateE	15%	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2005 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.56	$10.63	$10.51
Income from Investment Operations
Net investment income (loss)B	.12	.14	.16	.05
Net realized and unrealized gain (loss)	.61	(.31)	.31	.21
Total from investment operations	.73	(.17)	.47	.26
Distributions from net investment income	(.12)	(.13)	(.16)	(.06)
Distributions from net realized gain	(.03)	(.30)	(.39)	(.09)
Total distributions	(.15)	(.43)	(.54)C	(.14)D
Net asset value, end of period	$10.54	$9.96	$10.56	$10.63
Total ReturnE,F	7.41%	(1.64)%	4.53%	2.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.34%	.34%	.35%	.33%I
Expenses net of fee waivers, if any	.34%	.34%	.35%	.33%I
Expenses net of all reductions	.34%	.34%	.35%	.33%I
Net investment income (loss)	1.15%	1.34%	1.46%	1.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$108	$105	$107	$103
Portfolio turnover rateG	15%	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.385 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	30.3	29.8
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	12.1	9.4
Strategic Advisers International Multi-Manager Fund Class F	10.4	10.2
Strategic Advisers Value Multi-Manager Fund Class F	8.8	9.0
Strategic Advisers Core Multi-Manager Fund Class F	8.7	9.0
Strategic Advisers Growth Multi-Manager Fund Class F	7.3	7.6
Strategic Advisers Emerging Markets Fund of Funds Class F	6.5	6.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.4	4.5
Fidelity Series Short-Term Credit Fund Class F	4.1	5.0
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.8	2.7
	95.4	94.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.9%
International Equity Funds	16.9%
Bond Funds	36.0%
Short-Term Funds	16.2%

Six months ago
Domestic Equity Funds	31.7%
International Equity Funds	17.1%
Bond Funds	36.8%
Short-Term Funds	14.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2010 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 30.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,717	$9,183
Strategic Advisers Core Multi-Manager Fund Class F (b)	3,759	47,365
Strategic Advisers Growth Multi-Manager Fund Class F (b)	3,039	39,502
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,442	23,879
Strategic Advisers Value Multi-Manager Fund Class F (b)	3,164	47,492
TOTAL DOMESTIC EQUITY FUNDS
(Cost $161,290)		167,421

International Equity Funds - 16.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,524	35,028
Strategic Advisers International Multi-Manager Fund Class F (b)	4,796	56,546
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $84,224)		91,574

Bond Funds - 36.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	371	3,796
Fidelity Series Floating Rate High Income Fund Class F (b)	143	1,361
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,516	14,997
Fidelity Series Real Estate Income Fund Class F (b)	241	2,677
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	16,703	164,190
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	813	8,188
TOTAL BOND FUNDS
(Cost $194,246)		195,209

Short-Term Funds - 16.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	65,987	65,987
Fidelity Series Short-Term Credit Fund Class F (b)	2,220	22,131
TOTAL SHORT-TERM FUNDS
(Cost $88,135)		88,118
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $527,895)		542,322
NET OTHER ASSETS (LIABILITIES) - 0.0%		(44)
NET ASSETS - 100%		$542,278

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$61,062	$44,341	$39,415	$208	$65,987
Fidelity Series Commodity Strategy Fund Class F	9,775	5,995	7,485	--	9,183
Fidelity Series Emerging Markets Debt Fund Class F	4,958	1,189	2,714	264	3,796
Fidelity Series Floating Rate High Income Fund Class F	1,952	457	1,151	73	1,361
Fidelity Series Inflation-Protected Bond Index Fund Class F	21,280	5,891	12,283	30	14,997
Fidelity Series Real Estate Income Fund Class F	3,787	1,024	2,219	153	2,677
Fidelity Series Short-Term Credit Fund Class F	33,200	14,606	25,642	349	22,131
Strategic Advisers Core Income Multi-Manager Fund Class F	246,174	60,589	143,457	4,289	164,190
Strategic Advisers Core Multi-Manager Fund Class F	75,753	19,203	50,357	460	47,365
Strategic Advisers Emerging Markets Fund of Funds Class F	49,602	10,886	32,378	329	35,028
Strategic Advisers Growth Multi-Manager Fund Class F	63,213	18,236	42,025	303	39,502
Strategic Advisers Income Opportunities Fund of Funds Class F	23,422	2,443	19,283	946	8,188
Strategic Advisers International Multi-Manager Fund Class F	75,106	24,787	48,091	792	56,546
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	37,941	11,081	26,177	8	23,879
Strategic Advisers Value Multi-Manager Fund Class F	75,674	17,278	51,382	853	47,492
Total	$782,899	$238,006	$504,059	$9,057	$542,322

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $527,895) — See accompanying schedule		$542,322
Receivable for investments sold		6,895
Receivable for fund shares sold		460
Total assets		549,677
Liabilities
Payable for investments purchased	$7,355
Distribution and service plan fees payable	23
Other affiliated payables	21
Total liabilities		7,399
Net Assets		$542,278
Net Assets consist of:
Paid in capital		$542,391
Undistributed net investment income		1,021
Accumulated undistributed net realized gain (loss) on investments		(15,561)
Net unrealized appreciation (depreciation) on investments		14,427
Net Assets		$542,278
Multi-Manager 2010:
Net Asset Value, offering price and redemption price per share ($322,135 ÷ 29,898 shares)		$10.77
Class L:
Net Asset Value, offering price and redemption price per share ($110,531 ÷ 10,257 shares)		$10.78
Class N:
Net Asset Value, offering price and redemption price per share ($109,612 ÷ 10,178 shares)		$10.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$9,057
Expenses
Transfer agent fees	$333
Distribution and service plan fees	263
Independent trustees' fees and expenses	5
Total expenses		601
Net investment income (loss)		8,456
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(26,427)
Capital gain distributions from underlying funds	18,936
Total net realized gain (loss)		(7,491)
Change in net unrealized appreciation (depreciation) on underlying funds		51,900
Net gain (loss)		44,409
Net increase (decrease) in net assets resulting from operations		$52,865

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,456	$12,003
Net realized gain (loss)	(7,491)	8,334
Change in net unrealized appreciation (depreciation)	51,900	(35,995)
Net increase (decrease) in net assets resulting from operations	52,865	(15,658)
Distributions to shareholders from net investment income	(8,819)	(12,026)
Distributions to shareholders from net realized gain	(6,904)	(26,838)
Total distributions	(15,723)	(38,864)
Share transactions - net increase (decrease)	(277,713)	70,458
Total increase (decrease) in net assets	(240,571)	15,936
Net Assets
Beginning of period	782,849	766,913
End of period	$542,278	$782,849
Other Information
Undistributed net investment income end of period	$1,021	$1,494

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2010 Fund

Years ended March 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$10.87	$10.87	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.16	.19	.15	.05
Net realized and unrealized gain (loss)	.77	(.35)	.37	.67	.30
Total from investment operations	.91	(.19)	.56	.82	.35
Distributions from net investment income	(.17)	(.17)	(.17)	(.12)	–
Distributions from net realized gain	(.10)	(.37)	(.40)	(.18)	–
Total distributions	(.28)C	(.54)	(.56)D	(.30)	–
Net asset value, end of period	$10.77	$10.14	$10.87	$10.87	$10.35
Total ReturnE,F	9.08%	(1.85)%	5.31%	8.00%	3.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%	.05%	.05%	.06%	.17%I
Expenses net of fee waivers, if any	.05%	.05%	.05%	.06%	.06%I
Expenses net of all reductions	.05%	.05%	.05%	.06%	.06%I
Net investment income (loss)	1.37%	1.58%	1.73%	1.45%	1.87%I
Supplemental Data
Net assets, end of period (000 omitted)	$322	$571	$550	$277	$104
Portfolio turnover rateG	37%	32%	15%	24%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.102 per share.

 D Total distributions of $.56 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.397 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2010 Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.15	$10.88	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.14	.16	.19	.07
Net realized and unrealized gain (loss)	.77	(.35)	.38	.25
Total from investment operations	.91	(.19)	.57	.32
Distributions from net investment income	(.18)	(.16)	(.16)	(.07)
Distributions from net realized gain	(.10)	(.37)	(.40)	(.11)
Total distributions	(.28)	(.54)C	(.56)	(.18)
Net asset value, end of period	$10.78	$10.15	$10.88	$10.87
Total ReturnD	9.08%	(1.86)%	5.37%	2.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%	.06%	.07%	.07%G
Expenses net of fee waivers, if any	.06%	.06%	.07%	.07%G
Expenses net of all reductions	.06%	.06%	.07%	.07%G
Net investment income (loss)	1.36%	1.56%	1.71%	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$111	$106	$108	$103
Portfolio turnover rateE	37%	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.371 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2010 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$10.87	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.12	.14	.16	.06
Net realized and unrealized gain (loss)	.76	(.36)	.37	.25
Total from investment operations	.88	(.22)	.53	.31
Distributions from net investment income	(.15)	(.14)	(.14)	(.07)
Distributions from net realized gain	(.10)	(.37)	(.40)	(.11)
Total distributions	(.25)	(.51)	(.53)C	(.17)D
Net asset value, end of period	$10.77	$10.14	$10.87	$10.87
Total ReturnE	8.82%	(2.11)%	5.01%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.31%	.31%	.32%	.32%H
Expenses net of fee waivers, if any	.31%	.31%	.32%	.32%H
Expenses net of all reductions	.31%	.31%	.32%	.32%H
Net investment income (loss)	1.11%	1.31%	1.46%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$110	$106	$108	$103
Portfolio turnover rateF	37%	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.397 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	26.7	26.2
Strategic Advisers International Multi-Manager Fund Class F	12.5	12.3
Strategic Advisers Value Multi-Manager Fund Class F	10.6	10.9
Strategic Advisers Core Multi-Manager Fund Class F	10.6	10.9
Strategic Advisers Growth Multi-Manager Fund Class F	8.9	9.1
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	8.7	6.4
Strategic Advisers Emerging Markets Fund of Funds Class F	7.1	7.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.4	5.5
Fidelity Series Short-Term Credit Fund Class F	2.9	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.0	1.9
	95.4	94.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.2%
International Equity Funds	19.6%
Bond Funds	31.6%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	38.0%
International Equity Funds	19.7%
Bond Funds	32.5%
Short-Term Funds	9.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2015 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,010	$21,455
Strategic Advisers Core Multi-Manager Fund Class F (b)	10,659	134,306
Strategic Advisers Growth Multi-Manager Fund Class F (b)	8,616	112,009
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	6,923	67,707
Strategic Advisers Value Multi-Manager Fund Class F (b)	8,972	134,664
TOTAL DOMESTIC EQUITY FUNDS
(Cost $469,064)		470,141

International Equity Funds - 19.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	9,056	90,021
Strategic Advisers International Multi-Manager Fund Class F (b)	13,374	157,684
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $239,908)		247,705

Bond Funds - 31.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	854	8,732
Fidelity Series Floating Rate High Income Fund Class F (b)	333	3,172
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	2,507	24,797
Fidelity Series Real Estate Income Fund Class F (b)	557	6,185
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	34,260	336,772
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,896	19,095
TOTAL BOND FUNDS
(Cost $396,617)		398,753

Short-Term Funds - 11.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	110,135	110,135
Fidelity Series Short-Term Credit Fund Class F (b)	3,709	36,975
TOTAL SHORT-TERM FUNDS
(Cost $147,179)		147,110
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,252,768)		1,263,709
NET OTHER ASSETS (LIABILITIES) - 0.0%		(114)
NET ASSETS - 100%		$1,263,595

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$79,055	$75,790	$44,710	$347	$110,135
Fidelity Series Commodity Strategy Fund Class F	21,585	9,364	11,258	--	21,455
Fidelity Series Emerging Markets Debt Fund Class F	10,915	1,553	4,494	644	8,732
Fidelity Series Floating Rate High Income Fund Class F	4,267	554	1,881	176	3,172
Fidelity Series Inflation-Protected Bond Index Fund Class F	32,684	6,521	14,394	46	24,797
Fidelity Series Real Estate Income Fund Class F	8,341	1,410	3,718	378	6,185
Fidelity Series Short-Term Credit Fund Class F	42,482	22,805	28,161	575	36,975
Strategic Advisers Core Income Multi-Manager Fund Class F	487,943	76,202	225,891	9,000	336,772
Strategic Advisers Core Multi-Manager Fund Class F	197,019	32,342	105,073	1,435	134,306
Strategic Advisers Emerging Markets Fund of Funds Class F	118,496	15,678	61,043	1,131	90,021
Strategic Advisers Growth Multi-Manager Fund Class F	164,402	34,498	86,380	916	112,009
Strategic Advisers Income Opportunities Fund of Funds Class F	50,996	5,124	40,824	2,365	19,095
Strategic Advisers International Multi-Manager Fund Class F	199,533	44,661	99,629	2,987	157,684
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	98,673	24,613	56,044	30	67,707
Strategic Advisers Value Multi-Manager Fund Class F	196,814	27,027	109,912	2,588	134,664
Total	$1,713,205	$378,142	$893,412	$22,618	$1,263,709

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,252,768) — See accompanying schedule		$1,263,709
Receivable for investments sold		12,606
Total assets		1,276,315
Liabilities
Payable for investments purchased	$12,359
Payable for fund shares redeemed	250
Distribution and service plan fees payable	23
Other affiliated payables	88
Total liabilities		12,720
Net Assets		$1,263,595
Net Assets consist of:
Paid in capital		$1,260,703
Undistributed net investment income		2,266
Accumulated undistributed net realized gain (loss) on investments		(10,315)
Net unrealized appreciation (depreciation) on investments		10,941
Net Assets		$1,263,595
Multi-Manager 2015:
Net Asset Value, offering price and redemption price per share ($1,040,232 ÷ 93,783 shares)		$11.09
Class L:
Net Asset Value, offering price and redemption price per share ($112,146 ÷ 10,106 shares)		$11.10
Class N:
Net Asset Value, offering price and redemption price per share ($111,217 ÷ 10,030 shares)		$11.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$22,618
Expenses
Transfer agent fees	$1,216
Distribution and service plan fees	265
Independent trustees' fees and expenses	8
Total expenses		1,489
Net investment income (loss)		21,129
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(52,434)
Capital gain distributions from underlying funds	59,577
Total net realized gain (loss)		7,143
Change in net unrealized appreciation (depreciation) on underlying funds		118,203
Net gain (loss)		125,346
Net increase (decrease) in net assets resulting from operations		$146,475

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,129	$28,236
Net realized gain (loss)	7,143	16,148
Change in net unrealized appreciation (depreciation)	118,203	(100,177)
Net increase (decrease) in net assets resulting from operations	146,475	(55,793)
Distributions to shareholders from net investment income	(22,535)	(28,254)
Distributions to shareholders from net realized gain	(6,674)	(67,187)
Total distributions	(29,209)	(95,441)
Share transactions - net increase (decrease)	(566,744)	53,122
Total increase (decrease) in net assets	(449,478)	(98,112)
Net Assets
Beginning of period	1,713,073	1,811,185
End of period	$1,263,595	$1,713,073
Other Information
Undistributed net investment income end of period	$2,266	$3,895

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2015 Fund

Years ended March 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$11.04	$10.97	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.16	.19	.15	.05
Net realized and unrealized gain (loss)	.91	(.40)	.42	.74	.31
Total from investment operations	1.06	(.24)	.61	.89	.36
Distributions from net investment income	(.15)	(.17)	(.15)	(.12)	–
Distributions from net realized gain	(.04)	(.40)	(.39)	(.16)	–
Total distributions	(.20)C	(.57)	(.54)	(.28)	–
Net asset value, end of period	$11.09	$10.23	$11.04	$10.97	$10.36
Total ReturnD,E	10.41%	(2.32)%	5.70%	8.68%	3.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%	.08%	.09%	.10%	.21%H
Expenses net of fee waivers, if any	.08%	.08%	.09%	.10%	.09%H
Expenses net of all reductions	.08%	.08%	.09%	.10%	.09%H
Net investment income (loss)	1.40%	1.53%	1.73%	1.44%	1.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,040	$1,500	$1,593	$654	$104
Portfolio turnover rateF	25%	37%	16%	38%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2015 Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$11.04	$10.97	$10.77
Income from Investment Operations
Net investment income (loss)B	.15	.16	.19	.06
Net realized and unrealized gain (loss)	.91	(.40)	.42	.30
Total from investment operations	1.06	(.24)	.61	.36
Distributions from net investment income	(.15)	(.16)	(.15)	(.07)
Distributions from net realized gain	(.04)	(.40)	(.39)	(.09)
Total distributions	(.20)C	(.56)	(.54)	(.16)
Net asset value, end of period	$11.10	$10.24	$11.04	$10.97
Total ReturnD,E	10.41%	(2.24)%	5.66%	3.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%	.08%	.09%	.10%H
Expenses net of fee waivers, if any	.08%	.08%	.09%	.10%H
Expenses net of all reductions	.08%	.08%	.09%	.10%H
Net investment income (loss)	1.40%	1.52%	1.72%	1.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$112	$107	$109	$103
Portfolio turnover rateF	25%	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2015 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$11.04	$10.96	$10.77
Income from Investment Operations
Net investment income (loss)B	.12	.13	.16	.05
Net realized and unrealized gain (loss)	.91	(.40)	.43	.30
Total from investment operations	1.03	(.27)	.59	.35
Distributions from net investment income	(.13)	(.14)	(.12)	(.07)
Distributions from net realized gain	(.04)	(.40)	(.39)	(.09)
Total distributions	(.17)	(.54)	(.51)	(.16)
Net asset value, end of period	$11.09	$10.23	$11.04	$10.96
Total ReturnC,D	10.15%	(2.57)%	5.51%	3.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.33%	.34%	.36%G
Expenses net of fee waivers, if any	.33%	.33%	.34%	.35%G
Expenses net of all reductions	.33%	.33%	.34%	.35%G
Net investment income (loss)	1.15%	1.27%	1.47%	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$111	$106	$109	$103
Portfolio turnover rateE	25%	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	24.2	23.9
Strategic Advisers International Multi-Manager Fund Class F	13.9	13.6
Strategic Advisers Value Multi-Manager Fund Class F	12.0	12.1
Strategic Advisers Core Multi-Manager Fund Class F	11.9	12.1
Strategic Advisers Growth Multi-Manager Fund Class F	9.9	10.2
Strategic Advisers Emerging Markets Fund of Funds Class F	7.6	7.9
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	6.6	4.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.0	6.1
Fidelity Series Short-Term Credit Fund Class F	2.2	2.5
Fidelity Series Commodity Strategy Fund Class F	1.7	1.6
	96.0	94.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.5%
International Equity Funds	21.5%
Bond Funds	28.2%
Short-Term Funds	8.8%

Six months ago
Domestic Equity Funds	42.1%
International Equity Funds	21.5%
Bond Funds	29.3%
Short-Term Funds	7.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2020 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 41.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	18,446	$98,684
Strategic Advisers Core Multi-Manager Fund Class F (b)	54,511	686,833
Strategic Advisers Growth Multi-Manager Fund Class F (b)	44,062	572,808
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	35,403	346,238
Strategic Advisers Value Multi-Manager Fund Class F (b)	45,880	688,659
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,412,634)		2,393,222

International Equity Funds - 21.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	44,082	438,171
Strategic Advisers International Multi-Manager Fund Class F (b)	67,878	800,284
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,198,950)		1,238,455

Bond Funds - 28.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	3,646	37,299
Fidelity Series Floating Rate High Income Fund Class F (b)	1,517	14,429
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	6,750	66,760
Fidelity Series Real Estate Income Fund Class F (b)	2,456	27,290
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	141,766	1,393,563
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	8,647	87,079
TOTAL BOND FUNDS
(Cost $1,624,957)		1,626,420

Short-Term Funds - 8.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	379,743	379,743
Fidelity Series Short-Term Credit Fund Class F (b)	12,769	127,305
TOTAL SHORT-TERM FUNDS
(Cost $507,190)		507,048
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,743,731)		5,765,145
NET OTHER ASSETS (LIABILITIES) - 0.0%		(341)
NET ASSETS - 100%		$5,764,804

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$156,531	$268,095	$44,883	$745	$379,743
Fidelity Series Commodity Strategy Fund Class F	55,937	57,789	18,999	--	98,684
Fidelity Series Emerging Markets Debt Fund Class F	28,062	14,072	6,880	1,776	37,299
Fidelity Series Floating Rate High Income Fund Class F	11,023	5,736	2,919	488	14,429
Fidelity Series Inflation-Protected Bond Index Fund Class F	47,618	32,157	13,104	70	66,760
Fidelity Series Real Estate Income Fund Class F	21,220	11,499	5,899	1,014	27,290
Fidelity Series Short-Term Credit Fund Class F	84,084	85,060	41,568	1,166	127,305
Strategic Advisers Core Income Multi-Manager Fund Class F	1,097,033	604,875	306,361	22,645	1,393,563
Strategic Advisers Core Multi-Manager Fund Class F	563,341	293,205	203,685	4,177	686,833
Strategic Advisers Emerging Markets Fund of Funds Class F	324,060	172,775	111,930	3,343	438,171
Strategic Advisers Growth Multi-Manager Fund Class F	470,079	268,064	168,962	2,645	572,808
Strategic Advisers Income Opportunities Fund of Funds Class F	131,580	36,153	90,365	6,344	87,079
Strategic Advisers International Multi-Manager Fund Class F	573,764	351,111	172,630	8,977	800,284
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	282,137	175,121	112,347	92	346,238
Strategic Advisers Value Multi-Manager Fund Class F	562,756	280,890	218,689	7,473	688,659
Total	$4,409,225	$2,656,602	$1,519,221	$60,955	$5,765,145

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $5,743,731) — See accompanying schedule		$5,765,145
Receivable for investments sold		47,240
Receivable for fund shares sold		1,711
Total assets		5,814,096
Liabilities
Payable for investments purchased	$48,959
Distribution and service plan fees payable	23
Other affiliated payables	310
Total liabilities		49,292
Net Assets		$5,764,804
Net Assets consist of:
Paid in capital		$5,703,279
Undistributed net investment income		7,466
Accumulated undistributed net realized gain (loss) on investments		32,645
Net unrealized appreciation (depreciation) on investments		21,414
Net Assets		$5,764,804
Multi-Manager 2020:
Net Asset Value, offering price and redemption price per share ($5,539,284 ÷ 496,799 shares)		$11.15
Class L:
Net Asset Value, offering price and redemption price per share ($113,230 ÷ 10,156 shares)		$11.15
Class N:
Net Asset Value, offering price and redemption price per share ($112,290 ÷ 10,080 shares)		$11.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$60,955
Expenses
Transfer agent fees	$3,327
Distribution and service plan fees	266
Independent trustees' fees and expenses	20
Total expenses		3,613
Net investment income (loss)		57,342
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(89,613)
Capital gain distributions from underlying funds	172,929
Total net realized gain (loss)		83,316
Change in net unrealized appreciation (depreciation) on underlying funds		308,148
Net gain (loss)		391,464
Net increase (decrease) in net assets resulting from operations		$448,806

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,342	$62,846
Net realized gain (loss)	83,316	87,058
Change in net unrealized appreciation (depreciation)	308,148	(271,767)
Net increase (decrease) in net assets resulting from operations	448,806	(121,863)
Distributions to shareholders from net investment income	(56,930)	(60,710)
Distributions to shareholders from net realized gain	(50,679)	(163,441)
Total distributions	(107,609)	(224,151)
Share transactions - net increase (decrease)	1,014,677	1,358,231
Total increase (decrease) in net assets	1,355,874	1,012,217
Net Assets
Beginning of period	4,408,930	3,396,713
End of period	$5,764,804	$4,408,930
Other Information
Undistributed net investment income end of period	$7,466	$8,054

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2020 Fund

Years ended March 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.27	$11.15	$11.12	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.16	.19	.15	.06
Net realized and unrealized gain (loss)	1.00	(.43)	.45	.83	.34
Total from investment operations	1.14	(.27)	.64	.98	.40
Distributions from net investment income	(.14)	(.15)	(.16)	(.12)	–
Distributions from net realized gain	(.12)	(.46)	(.45)	(.14)	–
Total distributions	(.26)	(.61)	(.61)	(.26)	–
Net asset value, end of period	$11.15	$10.27	$11.15	$11.12	$10.40
Total ReturnC,D	11.28%	(2.56)%	5.91%	9.50%	4.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.08%	.08%	.10%	.21%G
Expenses net of fee waivers, if any	.08%	.08%	.08%	.10%	.09%G
Expenses net of all reductions	.08%	.08%	.08%	.10%	.09%G
Net investment income (loss)	1.35%	1.51%	1.71%	1.41%	1.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,539	$4,196	$3,178	$1,527	$104
Portfolio turnover rateE	35%	29%	19%	51%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2020 Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.27	$11.15	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.14	.16	.19	.06
Net realized and unrealized gain (loss)	1.00	(.43)	.46	.32
Total from investment operations	1.14	(.27)	.65	.38
Distributions from net investment income	(.14)	(.15)	(.16)	(.08)
Distributions from net realized gain	(.12)	(.46)	(.45)	(.09)
Total distributions	(.26)	(.61)	(.61)	(.16)C
Net asset value, end of period	$11.15	$10.27	$11.15	$11.11
Total ReturnD	11.28%	(2.58)%	5.98%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.08%	.09%	.09%G
Expenses net of fee waivers, if any	.08%	.08%	.09%	.09%G
Expenses net of all reductions	.08%	.08%	.09%	.09%G
Net investment income (loss)	1.35%	1.51%	1.71%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$113	$107	$110	$104
Portfolio turnover rateE	35%	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2020 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.26	$11.14	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.12	.13	.16	.05
Net realized and unrealized gain (loss)	.99	(.43)	.45	.33
Total from investment operations	1.11	(.30)	.61	.38
Distributions from net investment income	(.11)	(.12)	(.13)	(.08)
Distributions from net realized gain	(.12)	(.46)	(.45)	(.09)
Total distributions	(.23)	(.58)	(.58)	(.16)C
Net asset value, end of period	$11.14	$10.26	$11.14	$11.11
Total ReturnD	11.01%	(2.82)%	5.63%	3.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.33%	.34%	.35%G
Expenses net of fee waivers, if any	.33%	.33%	.34%	.35%G
Expenses net of all reductions	.33%	.33%	.34%	.35%G
Net investment income (loss)	1.10%	1.26%	1.46%	1.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$112	$106	$109	$103
Portfolio turnover rateE	35%	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	20.7	20.4
Strategic Advisers International Multi-Manager Fund Class F	15.2	15.0
Strategic Advisers Value Multi-Manager Fund Class F	13.2	13.4
Strategic Advisers Core Multi-Manager Fund Class F	13.2	13.4
Strategic Advisers Growth Multi-Manager Fund Class F	11.0	11.3
Strategic Advisers Emerging Markets Fund of Funds Class F	8.0	8.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.7	6.7
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	4.8	3.3
Fidelity Series Commodity Strategy Fund Class F	1.9	1.8
Fidelity Series Short-Term Credit Fund Class F	1.6	1.7
	96.3	95.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.0%
International Equity Funds	23.2%
Bond Funds	24.4%
Short-Term Funds	6.4%

Six months ago
Domestic Equity Funds	46.6%
International Equity Funds	23.3%
Bond Funds	25.1%
Short-Term Funds	5.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2025 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 46.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	8,142	$43,560
Strategic Advisers Core Multi-Manager Fund Class F (b)	24,118	303,892
Strategic Advisers Growth Multi-Manager Fund Class F (b)	19,495	253,440
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	15,663	153,182
Strategic Advisers Value Multi-Manager Fund Class F (b)	20,300	304,696
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,027,902)		1,058,770

International Equity Funds - 23.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	18,617	185,054
Strategic Advisers International Multi-Manager Fund Class F (b)	29,688	350,026
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $501,488)		535,080

Bond Funds - 24.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,428	14,604
Fidelity Series Floating Rate High Income Fund Class F (b)	606	5,766
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,876	18,557
Fidelity Series Real Estate Income Fund Class F (b)	981	10,904
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	48,470	476,456
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,453	34,776
TOTAL BOND FUNDS
(Cost $559,976)		561,063

Short-Term Funds - 6.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	109,946	109,946
Fidelity Series Short-Term Credit Fund Class F (b)	3,766	37,551
TOTAL SHORT-TERM FUNDS
(Cost $147,534)		147,497
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,236,900)		2,302,410
NET OTHER ASSETS (LIABILITIES) - 0.0%		(216)
NET ASSETS - 100%		$2,302,194

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$52,133	$85,531	$27,718	$255	$109,946
Fidelity Series Commodity Strategy Fund Class F	24,392	40,308	22,730	--	43,560
Fidelity Series Emerging Markets Debt Fund Class F	11,879	7,971	6,172	833	14,604
Fidelity Series Floating Rate High Income Fund Class F	4,720	3,335	2,572	235	5,766
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,701	16,118	7,194	19	18,557
Fidelity Series Real Estate Income Fund Class F	9,219	6,567	5,080	498	10,904
Fidelity Series Short-Term Credit Fund Class F	28,055	28,931	19,310	403	37,551
Strategic Advisers Core Income Multi-Manager Fund Class F	377,754	297,348	195,779	9,177	476,456
Strategic Advisers Core Multi-Manager Fund Class F	268,916	181,903	166,674	2,351	303,892
Strategic Advisers Emerging Markets Fund of Funds Class F	148,282	101,340	92,347	1,747	185,054
Strategic Advisers Growth Multi-Manager Fund Class F	224,397	164,795	138,226	1,492	253,440
Strategic Advisers Income Opportunities Fund of Funds Class F	56,162	16,763	43,050	3,006	34,776
Strategic Advisers International Multi-Manager Fund Class F	276,773	209,929	161,603	5,053	350,026
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	134,681	108,283	91,174	52	153,182
Strategic Advisers Value Multi-Manager Fund Class F	268,637	176,071	177,250	4,213	304,696
Total	$1,895,701	$1,445,193	$1,156,879	$29,334	$2,302,410

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $2,236,900) — See accompanying schedule		$2,302,410
Receivable for investments sold		9,815
Receivable for fund shares sold		6,277
Total assets		2,318,502
Liabilities
Payable for investments purchased	$16,091
Accrued management fee	6
Distribution and service plan fees payable	24
Other affiliated payables	187
Total liabilities		16,308
Net Assets		$2,302,194
Net Assets consist of:
Paid in capital		$2,217,997
Undistributed net investment income		2,943
Accumulated undistributed net realized gain (loss) on investments		15,744
Net unrealized appreciation (depreciation) on investments		65,510
Net Assets		$2,302,194
Multi-Manager 2025:
Net Asset Value, offering price and redemption price per share ($2,074,133 ÷ 183,516 shares)		$11.30
Class L:
Net Asset Value, offering price and redemption price per share ($114,504 ÷ 10,120 shares)		$11.31
Class N:
Net Asset Value, offering price and redemption price per share ($113,557 ÷ 10,044 shares)		$11.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$29,334
Expenses
Transfer agent fees	$2,107
Distribution and service plan fees	268
Independent trustees' fees and expenses	10
Total expenses before reductions	2,385
Expense reductions	(95)	2,290
Net investment income (loss)		27,044
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(44,090)
Capital gain distributions from underlying funds	96,690
Total net realized gain (loss)		52,600
Change in net unrealized appreciation (depreciation) on underlying funds		162,484
Net gain (loss)		215,084
Net increase (decrease) in net assets resulting from operations		$242,128

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,044	$21,004
Net realized gain (loss)	52,600	36,619
Change in net unrealized appreciation (depreciation)	162,484	(102,762)
Net increase (decrease) in net assets resulting from operations	242,128	(45,139)
Distributions to shareholders from net investment income	(26,339)	(19,664)
Distributions to shareholders from net realized gain	(43,829)	(64,890)
Total distributions	(70,168)	(84,554)
Share transactions - net increase (decrease)	234,706	870,589
Total increase (decrease) in net assets	406,666	740,896
Net Assets
Beginning of period	1,895,528	1,154,632
End of period	$2,302,194	$1,895,528
Other Information
Undistributed net investment income end of period	$2,943	$2,722

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2025 Fund

Years ended March 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$11.40	$11.37	$10.48	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.15	.19	.16	.06
Net realized and unrealized gain (loss)	1.10	(.48)	.51	1.06	.42
Total from investment operations	1.24	(.33)	.70	1.22	.48
Distributions from net investment income	(.14)	(.13)	(.15)	(.15)	–
Distributions from net realized gain	(.23)	(.51)	(.52)	(.18)	–
Total distributions	(.37)	(.64)	(.67)	(.33)	–
Net asset value, end of period	$11.30	$10.43	$11.40	$11.37	$10.48
Total ReturnC,D	12.11%	(3.05)%	6.37%	11.77%	4.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%	.11%	.12%	.12%	.21%G
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.09%G
Expenses net of all reductions	.10%	.10%	.10%	.10%	.09%G
Net investment income (loss)	1.32%	1.37%	1.67%	1.49%	2.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,074	$1,682	$934	$347	$105
Portfolio turnover rateE	56%	17%	21%	88%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2025 Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.44	$11.41	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.15	.15	.19	.08
Net realized and unrealized gain (loss)	1.09	(.48)	.52	.36
Total from investment operations	1.24	(.33)	.71	.44
Distributions from net investment income	(.14)	(.13)	(.15)	(.09)
Distributions from net realized gain	(.23)	(.51)	(.52)	(.12)
Total distributions	(.37)	(.64)	(.67)	(.21)
Net asset value, end of period	$11.31	$10.44	$11.41	$11.37
Total ReturnC,D	12.11%	(3.05)%	6.41%	3.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.09%	.11%	.11%G
Expenses net of fee waivers, if any	.08%	.09%	.10%	.10%G
Expenses net of all reductions	.08%	.09%	.10%	.10%G
Net investment income (loss)	1.34%	1.38%	1.67%	2.19%G
Supplemental Data
Net assets, end of period (000 omitted)	$115	$107	$111	$104
Portfolio turnover rateE	56%	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2025 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$11.40	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.12	.12	.16	.07
Net realized and unrealized gain (loss)	1.10	(.48)	.51	.37
Total from investment operations	1.22	(.36)	.67	.44
Distributions from net investment income	(.11)	(.10)	(.12)	(.09)
Distributions from net realized gain	(.23)	(.51)	(.52)	(.12)
Total distributions	(.34)	(.61)	(.64)	(.21)
Net asset value, end of period	$11.31	$10.43	$11.40	$11.37
Total ReturnC,D	11.95%	(3.31)%	6.07%	3.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.34%	.36%	.37%G
Expenses net of fee waivers, if any	.33%	.34%	.35%	.35%G
Expenses net of all reductions	.33%	.34%	.35%	.35%G
Net investment income (loss)	1.09%	1.13%	1.42%	1.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$114	$107	$110	$104
Portfolio turnover rateE	56%	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	18.4	18.3
Strategic Advisers Value Multi-Manager Fund Class F	16.2	16.5
Strategic Advisers Core Multi-Manager Fund Class F	16.1	16.6
Strategic Advisers Growth Multi-Manager Fund Class F	13.5	13.9
Strategic Advisers Core Income Multi-Manager Fund Class F	12.2	10.6
Strategic Advisers Emerging Markets Fund of Funds Class F	9.1	9.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.1	8.3
Fidelity Series Commodity Strategy Fund Class F	1.7	1.6
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	2.8
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	0.8	0.0
	97.6	98.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.6%
International Equity Funds	27.5%
Bond Funds	15.8%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	56.9%
International Equity Funds	27.7%
Bond Funds	15.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Multi-Manager 2030 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 55.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	6,134	$32,816
Strategic Advisers Core Multi-Manager Fund Class F (b)	24,569	309,565
Strategic Advisers Growth Multi-Manager Fund Class F (b)	19,859	258,171
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	15,955	156,039
Strategic Advisers Value Multi-Manager Fund Class F (b)	20,678	310,382
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,041,457)		1,066,973

International Equity Funds - 27.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	17,556	174,508
Strategic Advisers International Multi-Manager Fund Class F (b)	29,865	352,109
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $501,798)		526,617

Bond Funds - 15.8%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,167	11,939
Fidelity Series Floating Rate High Income Fund Class F (b)	506	4,810
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,565	15,479
Fidelity Series Real Estate Income Fund Class F (b)	819	9,096
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	23,739	233,354
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,879	28,987
TOTAL BOND FUNDS
(Cost $303,300)		303,665

Short-Term Funds - 1.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	15,642	15,642
Fidelity Series Short-Term Credit Fund Class F (b)	512	5,100
TOTAL SHORT-TERM FUNDS
(Cost $20,743)		20,742
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,867,298)		1,917,997
NET OTHER ASSETS (LIABILITIES) - 0.0%		(173)
NET ASSETS - 100%		$1,917,824

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$479	$15,774	$611	$11	$15,642
Fidelity Series Commodity Strategy Fund Class F	18,828	23,033	10,487	--	32,816
Fidelity Series Emerging Markets Debt Fund Class F	9,206	3,929	1,970	693	11,939
Fidelity Series Floating Rate High Income Fund Class F	3,660	1,743	821	195	4,810
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,578	10,347	2,383	15	15,479
Fidelity Series Real Estate Income Fund Class F	7,102	3,605	1,758	423	9,096
Fidelity Series Short-Term Credit Fund Class F	255	5,146	298	8	5,100
Strategic Advisers Core Income Multi-Manager Fund Class F	141,028	122,028	28,377	3,997	233,354
Strategic Advisers Core Multi-Manager Fund Class F	253,389	107,596	69,866	2,426	309,565
Strategic Advisers Emerging Markets Fund of Funds Class F	129,851	54,805	37,508	1,658	174,508
Strategic Advisers Growth Multi-Manager Fund Class F	211,438	101,870	56,837	1,545	258,171
Strategic Advisers Income Opportunities Fund of Funds Class F	43,810	8,740	27,375	2,480	28,987
Strategic Advisers International Multi-Manager Fund Class F	264,490	133,948	71,342	5,070	352,109
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	126,904	71,035	42,557	53	156,039
Strategic Advisers Value Multi-Manager Fund Class F	253,127	100,899	79,603	4,361	310,382
Total	$1,471,145	$764,498	$431,793	$22,935	$1,917,997

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,867,298) — See accompanying schedule		$1,917,997
Receivable for investments sold		8,670
Receivable for fund shares sold		11,414
Receivable from investment adviser for expense reductions		21
Total assets		1,938,102
Liabilities
Payable for investments purchased	$20,079
Distribution and service plan fees payable	24
Other affiliated payables	175
Total liabilities		20,278
Net Assets		$1,917,824
Net Assets consist of:
Paid in capital		$1,832,551
Undistributed net investment income		1,570
Accumulated undistributed net realized gain (loss) on investments		33,004
Net unrealized appreciation (depreciation) on investments		50,699
Net Assets		$1,917,824
Multi-Manager 2030:
Net Asset Value, offering price and redemption price per share ($1,685,627 ÷ 149,250 shares)		$11.29
Class L:
Net Asset Value, offering price and redemption price per share ($116,583 ÷ 10,325 shares)		$11.29
Class N:
Net Asset Value, offering price and redemption price per share ($115,614 ÷ 10,249 shares)		$11.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$22,935
Expenses
Transfer agent fees	$1,935
Distribution and service plan fees	269
Independent trustees' fees and expenses	9
Total expenses before reductions	2,213
Expense reductions	(237)	1,976
Net investment income (loss)		20,959
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(17,022)
Capital gain distributions from underlying funds	98,800
Total net realized gain (loss)		81,778
Change in net unrealized appreciation (depreciation) on underlying funds		131,168
Net gain (loss)		212,946
Net increase (decrease) in net assets resulting from operations		$233,905

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,959	$15,279
Net realized gain (loss)	81,778	9,998
Change in net unrealized appreciation (depreciation)	131,168	(59,522)
Net increase (decrease) in net assets resulting from operations	233,905	(34,245)
Distributions to shareholders from net investment income	(20,166)	(14,250)
Distributions to shareholders from net realized gain	(19,157)	(83,657)
Total distributions	(39,323)	(97,907)
Share transactions - net increase (decrease)	252,225	179,577
Total increase (decrease) in net assets	446,807	47,425
Net Assets
Beginning of period	1,471,017	1,423,592
End of period	$1,917,824	$1,471,017
Other Information
Undistributed net investment income end of period	$1,570	$990

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2030 Fund

Years ended March 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$11.31	$11.52	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.11	.15	.19	.06
Net realized and unrealized gain (loss)	1.31	(.52)	.59	1.14	.44
Total from investment operations	1.44	(.41)	.74	1.33	.50
Distributions from net investment income	(.12)	(.12)	(.16)	(.14)	–
Distributions from net realized gain	(.11)	(.68)	(.79)	(.17)	–
Total distributions	(.24)C	(.81)D	(.95)	(.31)	–
Net asset value, end of period	$11.29	$10.09	$11.31	$11.52	$10.50
Total ReturnE,F	14.36%	(3.92)%	6.71%	12.76%	5.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.12%	.12%	.11%	.13%	.21%I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.09%I
Expenses net of all reductions	.10%	.10%	.10%	.10%	.09%I
Net investment income (loss)	1.23%	1.08%	1.34%	1.74%	2.14%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,686	$1,257	$1,201	$801	$105
Portfolio turnover rateG	25%	54%	27%	63%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.113 per share.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.684 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2030 Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$11.31	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.13	.11	.15	.08
Net realized and unrealized gain (loss)	1.31	(.52)	.60	.40
Total from investment operations	1.44	(.41)	.75	.48
Distributions from net investment income	(.12)	(.12)	(.16)	(.08)
Distributions from net realized gain	(.11)	(.68)	(.79)	(.11)
Total distributions	(.24)C	(.81)D	(.95)	(.19)
Net asset value, end of period	$11.29	$10.09	$11.31	$11.51
Total ReturnE,F	14.36%	(3.90)%	6.80%	4.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%	.10%	.11%	.11%I
Expenses net of fee waivers, if any	.09%	.10%	.10%	.10%I
Expenses net of all reductions	.09%	.10%	.10%	.10%I
Net investment income (loss)	1.24%	1.08%	1.34%	2.25%I
Supplemental Data
Net assets, end of period (000 omitted)	$117	$107	$111	$104
Portfolio turnover rateG	25%	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.113 per share.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.684 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2030 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$11.30	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.11	.09	.13	.07
Net realized and unrealized gain (loss)	1.30	(.53)	.58	.41
Total from investment operations	1.41	(.44)	.71	.48
Distributions from net investment income	(.10)	(.10)	(.13)	(.08)
Distributions from net realized gain	(.11)	(.68)	(.79)	(.11)
Total distributions	(.21)	(.78)	(.92)	(.19)
Net asset value, end of period	$11.28	$10.08	$11.30	$11.51
Total ReturnC,D	14.10%	(4.12)%	6.44%	4.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.35%	.36%	.37%G
Expenses net of fee waivers, if any	.34%	.35%	.35%	.35%G
Expenses net of all reductions	.34%	.35%	.35%	.35%G
Net investment income (loss)	.99%	.83%	1.09%	2.00%G
Supplemental Data
Net assets, end of period (000 omitted)	$116	$106	$111	$104
Portfolio turnover rateE	25%	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.8	20.7
Strategic Advisers Value Multi-Manager Fund Class F	18.4	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.4	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.4	15.7
Strategic Advisers Emerging Markets Fund of Funds Class F	9.9	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.3	9.4
Fidelity Series Commodity Strategy Fund Class F	1.9	1.7
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	2.8
Strategic Advisers Core Income Multi-Manager Fund Class F	1.2	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.6
	97.6	98.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.4%
International Equity Funds	30.7%
Bond Funds	4.9%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2035 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	9,274	$49,617
Strategic Advisers Core Multi-Manager Fund Class F (b)	37,964	478,351
Strategic Advisers Growth Multi-Manager Fund Class F (b)	30,687	398,936
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	24,551	240,104
Strategic Advisers Value Multi-Manager Fund Class F (b)	31,885	478,601
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,607,876)		1,645,609

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	25,750	255,957
Strategic Advisers International Multi-Manager Fund Class F (b)	45,886	540,999
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $756,250)		796,956

Bond Funds - 4.9%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,561	15,966
Fidelity Series Floating Rate High Income Fund Class F (b)	685	6,515
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	2,120	20,967
Fidelity Series Real Estate Income Fund Class F (b)	1,109	12,321
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	3,125	30,714
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,895	39,220
TOTAL BOND FUNDS
(Cost $124,246)		125,703

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	20,419	20,419
Fidelity Series Short-Term Credit Fund Class F (b)	615	6,127
TOTAL SHORT-TERM FUNDS
(Cost $26,546)		26,546
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,514,918)		2,594,814
NET OTHER ASSETS (LIABILITIES) - 0.0%		(222)
NET ASSETS - 100%		$2,594,592

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$574	$21,341	$1,495	$14	$20,419
Fidelity Series Commodity Strategy Fund Class F	23,073	38,336	12,908	--	49,617
Fidelity Series Emerging Markets Debt Fund Class F	11,299	7,050	3,315	819	15,966
Fidelity Series Floating Rate High Income Fund Class F	4,467	3,168	1,382	229	6,515
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,257	15,437	3,664	18	20,967
Fidelity Series Real Estate Income Fund Class F	8,740	6,202	2,827	495	12,321
Fidelity Series Short-Term Credit Fund Class F	287	6,565	720	10	6,127
Strategic Advisers Core Income Multi-Manager Fund Class F	8,995	27,289	5,528	277	30,714
Strategic Advisers Core Multi-Manager Fund Class F	343,740	220,216	114,304	3,082	478,351
Strategic Advisers Emerging Markets Fund of Funds Class F	168,959	115,172	63,687	2,120	255,957
Strategic Advisers Growth Multi-Manager Fund Class F	286,826	200,143	94,341	1,943	398,936
Strategic Advisers Income Opportunities Fund of Funds Class F	52,943	12,619	30,656	2,861	39,220
Strategic Advisers International Multi-Manager Fund Class F	361,510	262,837	119,514	6,440	540,999
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	172,149	133,154	65,359	70	240,104
Strategic Advisers Value Multi-Manager Fund Class F	343,389	209,216	123,733	5,484	478,601
Total	$1,796,208	$1,278,745	$643,433	$23,862	$2,594,814

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $2,514,918) — See accompanying schedule		$2,594,814
Receivable for investments sold		21,600
Receivable for fund shares sold		15,565
Receivable from investment adviser for expense reductions		92
Total assets		2,632,071
Liabilities
Payable for investments purchased	$14,375
Payable for fund shares redeemed	22,789
Distribution and service plan fees payable	24
Other affiliated payables	291
Total liabilities		37,479
Net Assets		$2,594,592
Net Assets consist of:
Paid in capital		$2,472,768
Undistributed net investment income		1,100
Accumulated undistributed net realized gain (loss) on investments		40,828
Net unrealized appreciation (depreciation) on investments		79,896
Net Assets		$2,594,592
Multi-Manager 2035:
Net Asset Value, offering price and redemption price per share ($2,359,923 ÷ 203,535 shares)		$11.59
Class L:
Net Asset Value, offering price and redemption price per share ($117,821 ÷ 10,159 shares)		$11.60
Class N:
Net Asset Value, offering price and redemption price per share ($116,848 ÷ 10,089 shares)		$11.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$23,862
Expenses
Transfer agent fees	$2,878
Distribution and service plan fees	270
Independent trustees' fees and expenses	10
Total expenses before reductions	3,158
Expense reductions	(863)	2,295
Net investment income (loss)		21,567
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(29,080)
Capital gain distributions from underlying funds	125,264
Total net realized gain (loss)		96,184
Change in net unrealized appreciation (depreciation) on underlying funds		192,372
Net gain (loss)		288,556
Net increase (decrease) in net assets resulting from operations		$310,123

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,567	$14,634
Net realized gain (loss)	96,184	42,042
Change in net unrealized appreciation (depreciation)	192,372	(101,836)
Net increase (decrease) in net assets resulting from operations	310,123	(45,160)
Distributions to shareholders from net investment income	(21,009)	(14,091)
Distributions to shareholders from net realized gain	(61,743)	(77,195)
Total distributions	(82,752)	(91,286)
Share transactions - net increase (decrease)	571,163	736,362
Total increase (decrease) in net assets	798,534	599,916
Net Assets
Beginning of period	1,796,058	1,196,142
End of period	$2,594,592	$1,796,058
Other Information
Undistributed net investment income end of period	$1,100	$543

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2035 Fund

Years ended March 31,	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$10.42	$11.65	$11.75	$10.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.11	.15	.15	.05
Net realized and unrealized gain (loss)	1.49	(.59)	.64	1.36	.51
Total from investment operations	1.61	(.48)	.79	1.51	.56
Distributions from net investment income	(.11)	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.33)	(.64)	(.75)	(.18)	–
Total distributions	(.44)	(.75)C	(.89)D	(.32)	–
Net asset value, end of period	$11.59	$10.42	$11.65	$11.75	$10.56
Total ReturnE,F	15.87%	(4.45)%	6.95%	14.45%	5.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%	.16%	.18%	.17%	.20%I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%I
Net investment income (loss)	1.07%	1.07%	1.25%	1.36%	1.84%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,360	$1,583	$973	$412	$127
Portfolio turnover rateH	31%	18%	11%	32%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.643 per share.

 D Total distributions of $.89 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.745 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2035 Fund Class L

Years ended March 31,	2017	2016	2015	2014A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$11.65	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.12	.12	.15	.08
Net realized and unrealized gain (loss)	1.49	(.59)	.64	.43
Total from investment operations	1.61	(.47)	.79	.51
Distributions from net investment income	(.11)	(.10)	(.14)	(.09)
Distributions from net realized gain	(.33)	(.64)	(.75)	(.14)
Total distributions	(.44)	(.75)C	(.89)	(.23)
Net asset value, end of period	$11.60	$10.43	$11.65	$11.75
Total ReturnD,E	15.86%	(4.36)%	6.94%	4.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.12%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.08%	1.07%	1.25%	2.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$118	$107	$112	$105
Portfolio turnover rateG	31%	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.643 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2035 Fund Class N

Years ended March 31,	2017	2016	2015	2014A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$11.64	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.09	.09	.12	.07
Net realized and unrealized gain (loss)	1.50	(.60)	.63	.44
Total from investment operations	1.59	(.51)	.75	.51
Distributions from net investment income	(.09)	(.08)	(.11)	(.09)
Distributions from net realized gain	(.33)	(.64)	(.75)	(.14)
Total distributions	(.42)	(.72)	(.86)	(.23)
Net asset value, end of period	$11.58	$10.41	$11.64	$11.75
Total ReturnC,D	15.60%	(4.65)%	6.58%	4.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%	.35%	.37%	.38%G
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%G
Expenses net of all reductions	.35%	.35%	.35%	.35%G
Net investment income (loss)	.83%	.81%	1.00%	1.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$117	$106	$111	$104
Portfolio turnover rateF	31%	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	21.0	20.7
Strategic Advisers Core Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Value Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.5	15.7
Strategic Advisers Emerging Markets Fund of Funds Class F	9.9	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.3	9.4
Fidelity Series Commodity Strategy Fund Class F	2.0	1.7
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	2.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	0.8	0.0
	98.0	98.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.9%
Bond Funds	4.1%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2040 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,195	$38,494
Strategic Advisers Core Multi-Manager Fund Class F (b)	29,364	369,981
Strategic Advisers Growth Multi-Manager Fund Class F (b)	23,735	308,558
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	18,953	185,364
Strategic Advisers Value Multi-Manager Fund Class F (b)	24,639	369,831
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,252,464)		1,272,228

International Equity Funds - 30.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	19,843	197,240
Strategic Advisers International Multi-Manager Fund Class F (b)	35,483	418,344
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $587,939)		615,584

Bond Funds - 4.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,185	12,126
Fidelity Series Floating Rate High Income Fund Class F (b)	525	4,995
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,626	16,078
Fidelity Series Real Estate Income Fund Class F (b)	850	9,448
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	959	9,426
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,986	30,068
TOTAL BOND FUNDS
(Cost $81,978)		82,141

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	15,303	15,303
Fidelity Series Short-Term Credit Fund Class F (b)	439	4,375
TOTAL SHORT-TERM FUNDS
(Cost $19,680)		19,678
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,942,061)		1,989,631
NET OTHER ASSETS (LIABILITIES) - 0.0%		(182)
NET ASSETS - 100%		$1,989,449

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$301	$15,544	$542	$10	$15,303
Fidelity Series Commodity Strategy Fund Class F	12,113	33,649	7,727	--	38,494
Fidelity Series Emerging Markets Debt Fund Class F	6,035	7,400	1,810	529	12,126
Fidelity Series Floating Rate High Income Fund Class F	2,346	3,257	754	145	4,995
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,913	13,269	2,038	11	16,078
Fidelity Series Real Estate Income Fund Class F	4,636	6,247	1,546	318	9,448
Fidelity Series Short-Term Credit Fund Class F	151	4,493	266	7	4,375
Strategic Advisers Core Income Multi-Manager Fund Class F	4,724	7,017	2,257	136	9,426
Strategic Advisers Core Multi-Manager Fund Class F	179,585	232,761	62,540	2,069	369,981
Strategic Advisers Emerging Markets Fund of Funds Class F	88,703	120,387	34,878	1,628	197,240
Strategic Advisers Growth Multi-Manager Fund Class F	149,643	204,317	49,971	1,277	308,558
Strategic Advisers Income Opportunities Fund of Funds Class F	27,408	17,417	17,139	1,715	30,068
Strategic Advisers International Multi-Manager Fund Class F	190,064	266,828	64,641	4,981	418,344
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	92,320	135,371	40,015	52	185,364
Strategic Advisers Value Multi-Manager Fund Class F	180,338	224,733	69,508	3,612	369,831
Total	$943,280	$1,292,690	$355,632	$16,490	$1,989,631

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,942,061) — See accompanying schedule		$1,989,631
Receivable for investments sold		5,370
Receivable for fund shares sold		9,381
Receivable from investment adviser for expense reductions		90
Total assets		2,004,472
Liabilities
Payable for investments purchased	$14,755
Distribution and service plan fees payable	24
Other affiliated payables	244
Total liabilities		15,023
Net Assets		$1,989,449
Net Assets consist of:
Paid in capital		$1,902,612
Undistributed net investment income		678
Accumulated undistributed net realized gain (loss) on investments		38,589
Net unrealized appreciation (depreciation) on investments		47,570
Net Assets		$1,989,449
Multi-Manager 2040:
Net Asset Value, offering price and redemption price per share ($1,754,697 ÷ 151,183 shares)		$11.61
Class L:
Net Asset Value, offering price and redemption price per share ($117,863 ÷ 10,151 shares)		$11.61
Class N:
Net Asset Value, offering price and redemption price per share ($116,889 ÷ 10,083 shares)		$11.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$16,490
Expenses
Transfer agent fees	$2,252
Distribution and service plan fees	270
Independent trustees' fees and expenses	7
Total expenses before reductions	2,529
Expense reductions	(973)	1,556
Net investment income (loss)		14,934
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(12,517)
Capital gain distributions from underlying funds	84,821
Total net realized gain (loss)		72,304
Change in net unrealized appreciation (depreciation) on underlying funds		121,812
Net gain (loss)		194,116
Net increase (decrease) in net assets resulting from operations		$209,050

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,934	$8,704
Net realized gain (loss)	72,304	24,573
Change in net unrealized appreciation (depreciation)	121,812	(70,157)
Net increase (decrease) in net assets resulting from operations	209,050	(36,880)
Distributions to shareholders from net investment income	(14,254)	(8,470)
Distributions to shareholders from net realized gain	(33,329)	(52,618)
Total distributions	(47,583)	(61,088)
Share transactions - net increase (decrease)	884,796	273,688
Total increase (decrease) in net assets	1,046,263	175,720
Net Assets
Beginning of period	943,186	767,466
End of period	$1,989,449	$943,186
Other Information
Undistributed net investment income end of period	$678	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2040 Fund

Years ended March 31,	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.65	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.11	.15	.15	.06
Net realized and unrealized gain (loss)	1.49	(.58)	.63	1.39	.51
Total from investment operations	1.62	(.47)	.78	1.54	.57
Distributions from net investment income	(.10)	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.28)	(.71)	(.77)	(.17)	–
Total distributions	(.38)	(.81)	(.93)C	(.31)	–
Net asset value, end of period	$11.61	$10.37	$11.65	$11.80	$10.57
Total ReturnD,E	15.94%	(4.35)%	6.81%	14.75%	5.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.19%	.21%	.23%	.21%	.21%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.18%	1.06%	1.28%	1.32%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,755	$730	$544	$307	$106
Portfolio turnover rateG	27%	18%	24%	54%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.772 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2040 Fund Class L

Years ended March 31,	2017	2016	2015	2014A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.65	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.13	.11	.15	.07
Net realized and unrealized gain (loss)	1.48	(.58)	.63	.44
Total from investment operations	1.61	(.47)	.78	.51
Distributions from net investment income	(.09)	(.10)	(.15)	(.09)
Distributions from net realized gain	(.28)	(.71)	(.77)	(.13)
Total distributions	(.37)	(.81)	(.92)	(.21)C
Net asset value, end of period	$11.61	$10.37	$11.65	$11.79
Total ReturnD,E	15.91%	(4.36)%	6.87%	4.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.11%	.13%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.18%	1.06%	1.28%	2.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$118	$107	$112	$105
Portfolio turnover rateG	27%	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2040 Fund Class N

Years ended March 31,	2017	2016	2015	2014A
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$11.64	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.10	.09	.12	.07
Net realized and unrealized gain (loss)	1.48	(.59)	.62	.44
Total from investment operations	1.58	(.50)	.74	.51
Distributions from net investment income	(.07)	(.08)	(.12)	(.09)
Distributions from net realized gain	(.28)	(.70)	(.77)	(.13)
Total distributions	(.35)	(.78)	(.89)	(.21)C
Net asset value, end of period	$11.59	$10.36	$11.64	$11.79
Total ReturnD,E	15.62%	(4.60)%	6.53%	4.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%	.36%	.38%	.38%H
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%H
Expenses net of all reductions	.35%	.35%	.35%	.35%H
Net investment income (loss)	.93%	.81%	1.03%	1.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$117	$106	$111	$104
Portfolio turnover rateG	27%	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	21.0	20.7
Strategic Advisers Value Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.5	15.7
Strategic Advisers Emerging Markets Fund of Funds Class F	9.9	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.3	9.4
Fidelity Series Commodity Strategy Fund Class F	1.9	1.7
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	2.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	0.8	0.0
	97.9	98.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.9%
Bond Funds	4.2%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2045 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,891	$42,218
Strategic Advisers Core Multi-Manager Fund Class F (b)	33,927	427,475
Strategic Advisers Growth Multi-Manager Fund Class F (b)	27,425	356,520
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	21,936	214,533
Strategic Advisers Value Multi-Manager Fund Class F (b)	28,491	427,653
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,459,226)		1,468,399

International Equity Funds - 30.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	22,918	227,805
Strategic Advisers International Multi-Manager Fund Class F (b)	40,976	483,112
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $684,629)		710,917

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,396	14,278
Fidelity Series Floating Rate High Income Fund Class F (b)	607	5,770
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,878	18,570
Fidelity Series Real Estate Income Fund Class F (b)	982	10,912
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,163	11,431
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,438	34,623
TOTAL BOND FUNDS
(Cost $94,823)		95,584

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	18,025	18,025
Fidelity Series Short-Term Credit Fund Class F (b)	550	5,485
TOTAL SHORT-TERM FUNDS
(Cost $23,512)		23,510
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,262,190)		2,298,410
NET OTHER ASSETS (LIABILITIES) - 0.0%		(199)
NET ASSETS - 100%		$2,298,211

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$471	$18,302	$748	$12	$18,025
Fidelity Series Commodity Strategy Fund Class F	18,893	32,074	9,939	--	42,218
Fidelity Series Emerging Markets Debt Fund Class F	9,450	6,633	2,602	726	14,278
Fidelity Series Floating Rate High Income Fund Class F	3,669	2,958	1,084	201	5,770
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,681	13,906	2,963	16	18,570
Fidelity Series Real Estate Income Fund Class F	7,270	5,728	2,254	435	10,912
Fidelity Series Short-Term Credit Fund Class F	237	5,647	395	8	5,485
Strategic Advisers Core Income Multi-Manager Fund Class F	7,386	7,547	3,452	191	11,431
Strategic Advisers Core Multi-Manager Fund Class F	282,279	212,842	91,596	2,715	427,475
Strategic Advisers Emerging Markets Fund of Funds Class F	138,627	106,270	48,217	1,853	227,805
Strategic Advisers Growth Multi-Manager Fund Class F	235,538	192,671	76,343	1,715	356,520
Strategic Advisers Income Opportunities Fund of Funds Class F	42,627	15,216	26,898	2,481	34,623
Strategic Advisers International Multi-Manager Fund Class F	297,517	240,676	86,811	5,861	483,112
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	141,368	125,957	53,082	61	214,533
Strategic Advisers Value Multi-Manager Fund Class F	281,995	205,106	102,462	4,843	427,653
Total	$1,475,008	$1,191,533	$508,846	$21,118	$2,298,410

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $2,262,190) — See accompanying schedule		$2,298,410
Receivable for investments sold		5,489
Receivable for fund shares sold		16,172
Receivable from investment adviser for expense reductions		129
Total assets		2,320,200
Liabilities
Payable for investments purchased	$21,666
Distribution and service plan fees payable	24
Other affiliated payables	299
Total liabilities		21,989
Net Assets		$2,298,211
Net Assets consist of:
Paid in capital		$2,228,874
Undistributed net investment income		847
Accumulated undistributed net realized gain (loss) on investments		32,270
Net unrealized appreciation (depreciation) on investments		36,220
Net Assets		$2,298,211
Multi-Manager 2045:
Net Asset Value, offering price and redemption price per share ($2,063,518 ÷ 176,199 shares)		$11.71
Class L:
Net Asset Value, offering price and redemption price per share ($117,832 ÷ 10,058 shares)		$11.72
Class N:
Net Asset Value, offering price and redemption price per share ($116,861 ÷ 9,988 shares)		$11.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$21,118
Expenses
Transfer agent fees	$3,068
Distribution and service plan fees	270
Independent trustees' fees and expenses	9
Total expenses before reductions	3,347
Expense reductions	(1,336)	2,011
Net investment income (loss)		19,107
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	380
Capital gain distributions from underlying funds	110,307
Total net realized gain (loss)		110,687
Change in net unrealized appreciation (depreciation) on underlying funds		140,332
Net gain (loss)		251,019
Net increase (decrease) in net assets resulting from operations		$270,126

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,107	$14,454
Net realized gain (loss)	110,687	18,047
Change in net unrealized appreciation (depreciation)	140,332	(93,334)
Net increase (decrease) in net assets resulting from operations	270,126	(60,833)
Distributions to shareholders from net investment income	(18,260)	(14,640)
Distributions to shareholders from net realized gain	(60,483)	(69,085)
Total distributions	(78,743)	(83,725)
Share transactions - net increase (decrease)	631,964	452,162
Total increase (decrease) in net assets	823,347	307,604
Net Assets
Beginning of period	1,474,864	1,167,260
End of period	$2,298,211	$1,474,864
Other Information
Undistributed net investment income end of period	$847	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2045 Fund

Years ended March 31,	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$11.73	$11.83	$10.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.12	.15	.15	.06
Net realized and unrealized gain (loss)	1.52	(.61)	.64	1.42	.53
Total from investment operations	1.64	(.49)	.79	1.57	.59
Distributions from net investment income	(.11)	(.11)	(.15)	(.15)	–
Distributions from net realized gain	(.37)	(.59)	(.74)	(.19)	–
Total distributions	(.48)	(.69)C	(.89)	(.33)D	–
Net asset value, end of period	$11.71	$10.55	$11.73	$11.83	$10.59
Total ReturnE,F	15.93%	(4.40)%	6.88%	15.00%	5.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.18%	.20%	.25%	.25%	.21%I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%I
Net investment income (loss)	1.08%	1.09%	1.23%	1.34%	2.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,064	$1,262	$944	$331	$106
Portfolio turnover rateH	28%	23%	16%	38%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.587 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2045 Fund Class L

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56	$11.73	$11.83	$11.54
Income from Investment Operations
Net investment income (loss)B	.12	.12	.15	.07
Net realized and unrealized gain (loss)	1.52	(.60)	.63	.45
Total from investment operations	1.64	(.48)	.78	.52
Distributions from net investment income	(.11)	(.11)	(.14)	(.09)
Distributions from net realized gain	(.37)	(.59)	(.74)	(.14)
Total distributions	(.48)	(.69)C	(.88)	(.23)
Net asset value, end of period	$11.72	$10.56	$11.73	$11.83
Total ReturnD,E	15.91%	(4.33)%	6.85%	4.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.12%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.09%	.10%	.10%	.10%H
Net investment income (loss)	1.09%	1.09%	1.23%	1.94%H
Supplemental Data
Net assets, end of period (000 omitted)	$118	$107	$112	$105
Portfolio turnover rateG	28%	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.587 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2045 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$11.73	$11.82	$11.54
Income from Investment Operations
Net investment income (loss)B	.09	.09	.12	.06
Net realized and unrealized gain (loss)	1.51	(.60)	.65	.45
Total from investment operations	1.60	(.51)	.77	.51
Distributions from net investment income	(.09)	(.08)	(.12)	(.09)
Distributions from net realized gain	(.37)	(.58)	(.74)	(.14)
Total distributions	(.45)C	(.67)D	(.86)	(.23)
Net asset value, end of period	$11.70	$10.55	$11.73	$11.82
Total ReturnE,F	15.59%	(4.65)%	6.68%	4.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%	.35%	.37%	.38%I
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%I
Expenses net of all reductions	.35%	.35%	.35%	.35%I
Net investment income (loss)	.83%	.84%	.98%	1.70%I
Supplemental Data
Net assets, end of period (000 omitted)	$117	$106	$111	$104
Portfolio turnover rateH	28%	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.369 per share.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.581 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	21.0	20.7
Strategic Advisers Value Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.5	15.7
Strategic Advisers Emerging Markets Fund of Funds Class F	9.9	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.4
Fidelity Series Commodity Strategy Fund Class F	1.7	1.7
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	2.8
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	0.8	0.0
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.6
	97.8	98.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.8%
International Equity Funds	30.9%
Bond Funds	4.2%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2050 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,515	$29,506
Strategic Advisers Core Multi-Manager Fund Class F (b)	25,384	319,837
Strategic Advisers Growth Multi-Manager Fund Class F (b)	20,519	266,751
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	16,461	160,993
Strategic Advisers Value Multi-Manager Fund Class F (b)	21,349	320,450
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,086,349)		1,097,537

International Equity Funds - 30.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	17,144	170,409
Strategic Advisers International Multi-Manager Fund Class F (b)	30,652	361,389
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $510,073)		531,798

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,049	10,731
Fidelity Series Floating Rate High Income Fund Class F (b)	454	4,317
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,405	13,892
Fidelity Series Real Estate Income Fund Class F (b)	735	8,163
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	870	8,548
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,581	25,990
TOTAL BOND FUNDS
(Cost $71,496)		71,641

Short-Term Funds - 1.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	13,961	13,961
Fidelity Series Short-Term Credit Fund Class F (b)	462	4,606
TOTAL SHORT-TERM FUNDS
(Cost $18,567)		18,567
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,686,485)		1,719,543
NET OTHER ASSETS (LIABILITIES) - 0.0%		(152)
NET ASSETS - 100%		$1,719,391

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$431	$14,753	$1,222	$10	$13,961
Fidelity Series Commodity Strategy Fund Class F	17,336	19,107	8,070	--	29,506
Fidelity Series Emerging Markets Debt Fund Class F	8,585	4,258	2,779	600	10,731
Fidelity Series Floating Rate High Income Fund Class F	3,358	1,912	1,151	167	4,317
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,986	10,146	3,183	13	13,892
Fidelity Series Real Estate Income Fund Class F	6,605	3,775	2,347	364	8,163
Fidelity Series Short-Term Credit Fund Class F	219	4,976	585	7	4,606
Strategic Advisers Core Income Multi-Manager Fund Class F	6,761	5,194	3,371	158	8,548
Strategic Advisers Core Multi-Manager Fund Class F	258,069	136,893	93,862	2,315	319,837
Strategic Advisers Emerging Markets Fund of Funds Class F	126,946	68,231	49,425	1,507	170,409
Strategic Advisers Growth Multi-Manager Fund Class F	215,609	124,475	75,843	1,470	266,751
Strategic Advisers Income Opportunities Fund of Funds Class F	39,163	10,220	26,626	2,120	25,990
Strategic Advisers International Multi-Manager Fund Class F	272,269	163,801	99,201	4,890	361,389
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	129,729	84,941	54,138	51	160,993
Strategic Advisers Value Multi-Manager Fund Class F	258,133	127,733	100,562	4,150	320,450
Total	$1,350,199	$780,415	$522,365	$17,822	$1,719,543

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,686,485) — See accompanying schedule		$1,719,543
Receivable for investments sold		4,554
Receivable for fund shares sold		18,797
Receivable from investment adviser for expense reductions		116
Total assets		1,743,010
Liabilities
Payable for investments purchased	$23,349
Distribution and service plan fees payable	24
Other affiliated payables	246
Total liabilities		23,619
Net Assets		$1,719,391
Net Assets consist of:
Paid in capital		$1,663,835
Undistributed net investment income		581
Accumulated undistributed net realized gain (loss) on investments		21,917
Net unrealized appreciation (depreciation) on investments		33,058
Net Assets		$1,719,391
Multi-Manager 2050:
Net Asset Value, offering price and redemption price per share ($1,484,711 ÷ 129,684 shares)		$11.45
Class L:
Net Asset Value, offering price and redemption price per share ($117,827 ÷ 10,287 shares)		$11.45
Class N:
Net Asset Value, offering price and redemption price per share ($116,853 ÷ 10,216 shares)		$11.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$17,822
Expenses
Transfer agent fees	$2,714
Distribution and service plan fees	270
Independent trustees' fees and expenses	8
Total expenses before reductions	2,992
Expense reductions	(1,246)	1,746
Net investment income (loss)		16,076
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(15,681)
Capital gain distributions from underlying funds	93,830
Total net realized gain (loss)		78,149
Change in net unrealized appreciation (depreciation) on underlying funds		126,972
Net gain (loss)		205,121
Net increase (decrease) in net assets resulting from operations		$221,197

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,076	$12,305
Net realized gain (loss)	78,149	31,574
Change in net unrealized appreciation (depreciation)	126,972	(85,853)
Net increase (decrease) in net assets resulting from operations	221,197	(41,974)
Distributions to shareholders from net investment income	(15,782)	(12,018)
Distributions to shareholders from net realized gain	(54,737)	(76,953)
Total distributions	(70,519)	(88,971)
Share transactions - net increase (decrease)	218,634	302,445
Total increase (decrease) in net assets	369,312	171,500
Net Assets
Beginning of period	1,350,079	1,178,579
End of period	$1,719,391	$1,350,079
Other Information
Undistributed net investment income end of period	$581	$287

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2050 Fund

Years ended March 31,	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.67	$11.85	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.11	.15	.16	.06
Net realized and unrealized gain (loss)	1.48	(.58)	.63	1.43	.54
Total from investment operations	1.60	(.47)	.78	1.59	.60
Distributions from net investment income	(.12)	(.11)	(.16)	(.15)	–
Distributions from net realized gain	(.41)	(.72)	(.81)	(.19)	–
Total distributions	(.52)C	(.83)	(.96)D	(.34)	–
Net asset value, end of period	$11.45	$10.37	$11.67	$11.85	$10.60
Total ReturnE,F	15.90%	(4.38)%	6.85%	15.13%	6.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%	.22%	.20%	.20%	.21%I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%I
Net investment income (loss)	1.11%	1.06%	1.28%	1.38%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,485	$1,137	$956	$611	$106
Portfolio turnover rateH	35%	31%	15%	21%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.52 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.407 per share.

 D Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2050 Fund Class L

Years ended March 31,	2017	2016	2015	2014A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.67	$11.85	$11.56
Income from Investment Operations
Net investment income (loss)B	.12	.11	.15	.07
Net realized and unrealized gain (loss)	1.48	(.58)	.63	.45
Total from investment operations	1.60	(.47)	.78	.52
Distributions from net investment income	(.11)	(.11)	(.16)	(.09)
Distributions from net realized gain	(.41)	(.72)	(.81)	(.15)
Total distributions	(.52)C	(.83)	(.96)D	(.23)E
Net asset value, end of period	$11.45	$10.37	$11.67	$11.85
Total ReturnF,G	15.88%	(4.39)%	6.84%	4.54%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%	.11%	.11%	.11%J
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.10%	.10%	.10%	.10%J
Net investment income (loss)	1.11%	1.05%	1.28%	1.99%J
Supplemental Data
Net assets, end of period (000 omitted)	$118	$107	$112	$105
Portfolio turnover rateI	35%	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.52 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.407 per share.

 D Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 E Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2050 Fund Class N

Years ended March 31,	2017	2016	2015	2014A
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$11.66	$11.84	$11.56
Income from Investment Operations
Net investment income (loss)B	.09	.09	.12	.06
Net realized and unrealized gain (loss)	1.49	(.59)	.63	.45
Total from investment operations	1.58	(.50)	.75	.51
Distributions from net investment income	(.09)	(.09)	(.13)	(.08)
Distributions from net realized gain	(.41)	(.71)	(.81)	(.15)
Total distributions	(.50)	(.80)	(.93)C	(.23)
Net asset value, end of period	$11.44	$10.36	$11.66	$11.84
Total ReturnD,E	15.64%	(4.62)%	6.57%	4.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%	.36%	.36%	.37%H
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%H
Expenses net of all reductions	.35%	.35%	.35%	.35%H
Net investment income (loss)	.86%	.80%	1.03%	1.74%H
Supplemental Data
Net assets, end of period (000 omitted)	$117	$106	$111	$104
Portfolio turnover rateG	35%	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.806 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	21.0	20.7
Strategic Advisers Value Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.5	15.6
Strategic Advisers Emerging Markets Fund of Funds Class F	9.9	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.4
Fidelity Series Commodity Strategy Fund Class F	1.8	1.7
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	2.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	0.8	0.1
	97.9	98.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.9%
Bond Funds	4.2%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.3%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2055 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	6,400	$34,241
Strategic Advisers Core Multi-Manager Fund Class F (b)	27,678	348,742
Strategic Advisers Growth Multi-Manager Fund Class F (b)	22,373	290,843
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	17,899	175,053
Strategic Advisers Value Multi-Manager Fund Class F (b)	23,247	348,935
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,193,430)		1,197,814

International Equity Funds - 30.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	18,702	185,901
Strategic Advisers International Multi-Manager Fund Class F (b)	33,441	394,273
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $558,822)		580,174

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,146	11,727
Fidelity Series Floating Rate High Income Fund Class F (b)	495	4,708
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,532	15,153
Fidelity Series Real Estate Income Fund Class F (b)	801	8,904
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	948	9,324
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,809	28,288
TOTAL BOND FUNDS
(Cost $77,762)		78,104

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	14,755	14,755
Fidelity Series Short-Term Credit Fund Class F (b)	449	4,473
TOTAL SHORT-TERM FUNDS
(Cost $19,229)		19,228
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,849,243)		1,875,320
NET OTHER ASSETS (LIABILITIES) - 0.0%		(169)
NET ASSETS - 100%		$1,875,151

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$439	$15,028	$712	$10	$14,755
Fidelity Series Commodity Strategy Fund Class F	17,731	23,768	8,328	--	34,241
Fidelity Series Emerging Markets Debt Fund Class F	8,817	5,041	2,808	621	11,727
Fidelity Series Floating Rate High Income Fund Class F	3,424	2,199	1,112	171	4,708
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,044	10,998	2,835	13	15,153
Fidelity Series Real Estate Income Fund Class F	6,737	4,304	2,274	370	8,904
Fidelity Series Short-Term Credit Fund Class F	211	4,626	361	7	4,473
Strategic Advisers Core Income Multi-Manager Fund Class F	6,894	5,717	3,252	161	9,324
Strategic Advisers Core Multi-Manager Fund Class F	263,072	160,266	94,588	2,343	348,742
Strategic Advisers Emerging Markets Fund of Funds Class F	129,496	81,210	50,555	1,576	185,901
Strategic Advisers Growth Multi-Manager Fund Class F	219,840	145,946	78,287	1,480	290,843
Strategic Advisers Income Opportunities Fund of Funds Class F	39,820	12,368	27,131	2,162	28,288
Strategic Advisers International Multi-Manager Fund Class F	277,647	190,157	99,399	5,032	394,273
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	132,336	96,493	53,746	52	175,053
Strategic Advisers Value Multi-Manager Fund Class F	263,199	153,291	103,945	4,181	348,935
Total	$1,376,707	$911,412	$529,333	$18,179	$1,875,320

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,849,243) — See accompanying schedule		$1,875,320
Receivable for investments sold		3,806
Receivable for fund shares sold		22,986
Receivable from investment adviser for expense reductions		154
Total assets		1,902,266
Liabilities
Payable for investments purchased	$26,793
Distribution and service plan fees payable	24
Other affiliated payables	298
Total liabilities		27,115
Net Assets		$1,875,151
Net Assets consist of:
Paid in capital		$1,811,977
Undistributed net investment income		464
Accumulated undistributed net realized gain (loss) on investments		36,633
Net unrealized appreciation (depreciation) on investments		26,077
Net Assets		$1,875,151
Multi-Manager 2055:
Net Asset Value, offering price and redemption price per share ($1,640,537 ÷ 139,363 shares)		$11.77
Class L:
Net Asset Value, offering price and redemption price per share ($117,792 ÷ 10,003 shares)		$11.78
Class N:
Net Asset Value, offering price and redemption price per share ($116,822 ÷ 9,941 shares)		$11.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$18,179
Expenses
Transfer agent fees	$3,213
Distribution and service plan fees	270
Independent trustees' fees and expenses	8
Total expenses before reductions	3,491
Expense reductions	(1,707)	1,784
Net investment income (loss)		16,395
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(22,646)
Capital gain distributions from underlying funds	95,133
Total net realized gain (loss)		72,487
Change in net unrealized appreciation (depreciation) on underlying funds		139,179
Net gain (loss)		211,666
Net increase (decrease) in net assets resulting from operations		$228,061

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,395	$12,241
Net realized gain (loss)	72,487	38,291
Change in net unrealized appreciation (depreciation)	139,179	(97,832)
Net increase (decrease) in net assets resulting from operations	228,061	(47,300)
Distributions to shareholders from net investment income	(15,681)	(11,755)
Distributions to shareholders from net realized gain	(43,302)	(69,001)
Total distributions	(58,983)	(80,756)
Share transactions - net increase (decrease)	329,493	425,655
Total increase (decrease) in net assets	498,571	297,599
Net Assets
Beginning of period	1,376,580	1,078,981
End of period	$1,875,151	$1,376,580
Other Information
Undistributed net investment income end of period	$464	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2055 Fund

Years ended March 31,	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$11.84	$11.95	$10.62	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.11	.15	.15	.06
Net realized and unrealized gain (loss)	1.52	(.59)	.64	1.50	.56
Total from investment operations	1.64	(.48)	.79	1.65	.62
Distributions from net investment income	(.11)	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.33)	(.68)	(.75)	(.18)	–
Total distributions	(.44)	(.79)C	(.90)	(.32)	–
Net asset value, end of period	$11.77	$10.57	$11.84	$11.95	$10.62
Total ReturnD,E	15.87%	(4.38)%	6.83%	15.67%	6.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.23%	.25%	.26%	.24%	.21%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.10%	1.05%	1.26%	1.34%	1.98%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,641	$1,164	$856	$357	$106
Portfolio turnover rateG	35%	15%	11%	19%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2055 Fund Class L

Years ended March 31,	2017	2016	2015	2014A
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$11.84	$11.95	$11.64
Income from Investment Operations
Net investment income (loss)B	.12	.12	.15	.07
Net realized and unrealized gain (loss)	1.53	(.60)	.64	.46
Total from investment operations	1.65	(.48)	.79	.53
Distributions from net investment income	(.11)	(.10)	(.15)	(.08)
Distributions from net realized gain	(.33)	(.68)	(.75)	(.14)
Total distributions	(.44)	(.79)C	(.90)	(.22)
Net asset value, end of period	$11.78	$10.57	$11.84	$11.95
Total ReturnD,E	15.97%	(4.39)%	6.81%	4.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.11%	.12%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.10%	1.05%	1.26%	1.96%H
Supplemental Data
Net assets, end of period (000 omitted)	$118	$107	$112	$105
Portfolio turnover rateG	35%	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2055 Fund Class N

Years ended March 31,	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56	$11.83	$11.94	$11.64
Income from Investment Operations
Net investment income (loss)B	.09	.09	.12	.06
Net realized and unrealized gain (loss)	1.51	(.59)	.64	.45
Total from investment operations	1.60	(.50)	.76	.51
Distributions from net investment income	(.09)	(.08)	(.12)	(.08)
Distributions from net realized gain	(.33)	(.68)	(.75)	(.14)
Total distributions	(.41)C	(.77)D	(.87)	(.21)E
Net asset value, end of period	$11.75	$10.56	$11.83	$11.94
Total ReturnF,G	15.58%	(4.57)%	6.54%	4.44%
Ratios to Average Net AssetsH,I
Expenses before reductions	.35%	.36%	.37%	.38%J
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%J
Expenses net of all reductions	.35%	.35%	.35%	.35%J
Net investment income (loss)	.85%	.80%	1.01%	1.71%J
Supplemental Data
Net assets, end of period (000 omitted)	$117	$106	$111	$104
Portfolio turnover rateI	35%	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.325 per share.

 D Total distributions of $.77 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.683 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	21.1	20.7
Strategic Advisers Value Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Core Multi-Manager Fund Class F	18.6	18.6
Strategic Advisers Growth Multi-Manager Fund Class F	15.5	15.6
Strategic Advisers Emerging Markets Fund of Funds Class F	9.9	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.3	9.4
Fidelity Series Commodity Strategy Fund Class F	1.9	1.7
Strategic Advisers Income Opportunities Fund of Funds Class F	1.5	2.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	0.8	0.1
	98.0	98.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	31.0%
Bond Funds	4.1%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.3%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2060 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,971	$15,896
Strategic Advisers Core Multi-Manager Fund Class F (b)	12,328	155,333
Strategic Advisers Growth Multi-Manager Fund Class F (b)	9,965	129,544
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	7,965	77,901
Strategic Advisers Value Multi-Manager Fund Class F (b)	10,350	155,349
TOTAL DOMESTIC EQUITY FUNDS
(Cost $514,795)		534,023

International Equity Funds - 31.0%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	8,331	82,814
Strategic Advisers International Multi-Manager Fund Class F (b)	14,899	175,654
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $241,268)		258,468

Bond Funds - 4.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	498	5,091
Fidelity Series Floating Rate High Income Fund Class F (b)	221	2,097
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	683	6,751
Fidelity Series Real Estate Income Fund Class F (b)	357	3,967
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	398	3,915
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,254	12,627
TOTAL BOND FUNDS
(Cost $33,750)		34,448

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (b)(c)	6,632	6,632
Fidelity Series Short-Term Credit Fund Class F (b)	179	1,784
TOTAL SHORT-TERM FUNDS
(Cost $8,415)		8,416
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $798,228)		835,355
NET OTHER ASSETS (LIABILITIES) - 0.0%		27
NET ASSETS - 100%		$835,382

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	$157	$6,892	$417	$4	$6,632
Fidelity Series Commodity Strategy Fund Class F	6,272	19,135	9,627	--	15,896
Fidelity Series Emerging Markets Debt Fund Class F	3,094	3,806	2,095	244	5,091
Fidelity Series Floating Rate High Income Fund Class F	1,221	1,675	873	69	2,097
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,541	6,895	2,682	5	6,751
Fidelity Series Real Estate Income Fund Class F	2,403	3,190	1,709	139	3,967
Fidelity Series Short-Term Credit Fund Class F	78	1,892	186	3	1,784
Strategic Advisers Core Income Multi-Manager Fund Class F	2,459	3,636	2,170	65	3,915
Strategic Advisers Core Multi-Manager Fund Class F	93,978	118,877	68,320	860	155,333
Strategic Advisers Emerging Markets Fund of Funds Class F	46,146	61,877	37,569	561	82,814
Strategic Advisers Growth Multi-Manager Fund Class F	78,419	103,817	57,321	546	129,544
Strategic Advisers Income Opportunities Fund of Funds Class F	14,594	10,100	13,390	855	12,627
Strategic Advisers International Multi-Manager Fund Class F	98,771	137,712	73,472	1,813	175,654
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	47,067	65,922	37,130	19	77,901
Strategic Advisers Value Multi-Manager Fund Class F	93,886	116,764	72,360	1,543	155,349
Total	$491,086	$662,190	$379,321	$6,726	$835,355

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $798,228) — See accompanying schedule		$835,355
Cash		119
Receivable for investments sold		2,580
Receivable for fund shares sold		2,586
Receivable from investment adviser for expense reductions		64
Total assets		840,704
Liabilities
Payable for investments purchased	$5,183
Distribution and service plan fees payable	23
Other affiliated payables	116
Total liabilities		5,322
Net Assets		$835,382
Net Assets consist of:
Paid in capital		$790,888
Undistributed net investment income		68
Accumulated undistributed net realized gain (loss) on investments		7,299
Net unrealized appreciation (depreciation) on investments		37,127
Net Assets		$835,382
Multi-Manager 2060:
Net Asset Value, offering price and redemption price per share ($614,411 ÷ 60,265 shares)		$10.20
Class L:
Net Asset Value, offering price and redemption price per share ($110,853 ÷ 10,869 shares)		$10.20
Class N:
Net Asset Value, offering price and redemption price per share ($110,118 ÷ 10,817 shares)		$10.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$6,726
Expenses
Transfer agent fees	$1,012
Distribution and service plan fees	254
Independent trustees' fees and expenses	4
Total expenses before reductions	1,270
Expense reductions	(398)	872
Net investment income (loss)		5,854
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(12,317)
Capital gain distributions from underlying funds	34,811
Total net realized gain (loss)		22,494
Change in net unrealized appreciation (depreciation) on underlying funds		73,829
Net gain (loss)		96,323
Net increase (decrease) in net assets resulting from operations		$102,177

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,854	$4,003
Net realized gain (loss)	22,494	14,202
Change in net unrealized appreciation (depreciation)	73,829	(33,708)
Net increase (decrease) in net assets resulting from operations	102,177	(15,503)
Distributions to shareholders from net investment income	(5,635)	(3,886)
Distributions to shareholders from net realized gain	(20,433)	(22,886)
Total distributions	(26,068)	(26,772)
Share transactions - net increase (decrease)	268,267	185,709
Total increase (decrease) in net assets	344,376	143,434
Net Assets
Beginning of period	491,006	347,572
End of period	$835,382	$491,006
Other Information
Undistributed net investment income end of period	$68	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2060 Fund

Years ended March 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.23	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.10	.08
Net realized and unrealized gain (loss)	1.33	(.52)	.42
Total from investment operations	1.43	(.42)	.50
Distributions from net investment income	(.10)	(.09)	(.08)
Distributions from net realized gain	(.36)	(.60)	(.09)
Total distributions	(.46)	(.68)C	(.17)
Net asset value, end of period	$10.20	$9.23	$10.33
Total ReturnD,E	15.99%	(4.37)%	5.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.19%	.20%	.15%H
Expenses net of fee waivers, if any	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%H
Net investment income (loss)	.99%	1.07%	1.14%H
Supplemental Data
Net assets, end of period (000 omitted)	$614	$290	$138
Portfolio turnover rateG	60%	8%	13%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.68 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.596 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2060 Fund Class L

Years ended March 31,	2017	2016	2015A
Selected Per–Share Data
Net asset value, beginning of period	$9.24	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.10	.08
Net realized and unrealized gain (loss)	1.32	(.52)	.43
Total from investment operations	1.42	(.42)	.51
Distributions from net investment income	(.10)	(.08)	(.08)
Distributions from net realized gain	(.36)	(.60)	(.09)
Total distributions	(.46)	(.68)	(.17)
Net asset value, end of period	$10.20	$9.24	$10.34
Total ReturnC,D	15.85%	(4.38)%	5.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%	.14%	.14%G
Expenses net of fee waivers, if any	.10%	.10%	.10%G
Expenses net of all reductions	.10%	.10%	.10%G
Net investment income (loss)	.99%	1.08%	1.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$111	$100	$105
Portfolio turnover rateF	60%	8%	13%G

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2060 Fund Class N

Years ended March 31,	2017	2016	2015A
Selected Per–Share Data
Net asset value, beginning of period	$9.23	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.08	.06
Net realized and unrealized gain (loss)	1.33	(.52)	.43
Total from investment operations	1.40	(.44)	.49
Distributions from net investment income	(.08)	(.07)	(.07)
Distributions from net realized gain	(.36)	(.60)	(.09)
Total distributions	(.45)C	(.66)D	(.16)
Net asset value, end of period	$10.18	$9.23	$10.33
Total ReturnE,F	15.55%	(4.57)%	4.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.37%	.39%	.38%I
Expenses net of fee waivers, if any	.35%	.35%	.35%I
Expenses net of all reductions	.35%	.35%	.35%I
Net investment income (loss)	.74%	.82%	.89%I
Supplemental Data
Net assets, end of period (000 omitted)	$110	$100	$105
Portfolio turnover rateH	60%	8%	13%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.081 and distributions from net realized gain of $.364 per share.

 D Total distributions of $.66 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.596 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2017

1. Organization.

Fidelity Multi-Manager Income Fund, Fidelity Multi-Manager 2005 Fund, Fidelity Multi-Manager 2010 Fund, Fidelity Multi-Manager 2015 Fund, Fidelity Multi-Manager 2020 Fund, Fidelity Multi-Manager 2025 Fund, Fidelity Multi-Manager 2030 Fund, Fidelity Multi-Manager 2035 Fund, Fidelity Multi-Manager 2040 Fund, Fidelity Multi-Manager 2045 Fund, Fidelity Multi-Manager 2050 Fund, Fidelity Multi-Manager 2055 Fund and Fidelity Multi-Manager 2060 Fund (the Funds)(formerly Strategic Advisers Multi-Manager Target Date Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated mutual funds and may also invest in unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. For Fidelity Multi-Manager Income Fund, these differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Multi-Manager Income Fund	$1,056,528	$18,540	$(10,808)	$7,732
Fidelity Multi-Manager 2005 Fund	345,567	7,710	(6,540)	1,170
Fidelity Multi-Manager 2010 Fund	529,682	17,831	(5,191)	12,640
Fidelity Multi-Manager 2015 Fund	1,257,347	30,299	(23,937)	6,362
Fidelity Multi-Manager 2020 Fund	5,772,649	113,857	(121,361)	(7,504)
Fidelity Multi-Manager 2025 Fund	2,275,055	73,645	(46,290)	27,355
Fidelity Multi-Manager 2030 Fund	1,888,934	80,782	(51,719)	29,063
Fidelity Multi-Manager 2035 Fund	2,540,287	113,110	(58,583)	54,527
Fidelity Multi-Manager 2040 Fund	1,959,409	81,213	(50,991)	30,222
Fidelity Multi-Manager 2045 Fund	2,296,729	74,883	(73,202)	1,681
Fidelity Multi-Manager 2050 Fund	1,718,622	59,068	(58,147)	921
Fidelity Multi-Manager 2055 Fund	1,869,708	68,553	(62,941)	5,612
Fidelity Multi-Manager 2060 Fund	801,501	38,699	(4,845)	33,854

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Multi-Manager Income Fund	$525	$–	$(4,192)	$7,732
Fidelity Multi-Manager 2005 Fund	686	2,651	–	1,170
Fidelity Multi-Manager 2010 Fund	1,020	–	(13,775)	12,640
Fidelity Multi-Manager 2015 Fund	2,265	–	(5,737)	6,362
Fidelity Multi-Manager 2020 Fund	7,466	61,563	–	(7,504)
Fidelity Multi-Manager 2025 Fund	2,943	53,898	–	27,355
Fidelity Multi-Manager 2030 Fund	1,569	54,639	–	29,063
Fidelity Multi-Manager 2035 Fund	1,638	65,661	–	54,527
Fidelity Multi-Manager 2040 Fund	1,482	55,134	–	30,222
Fidelity Multi-Manager 2045 Fund	1,911	65,746	–	1,681
Fidelity Multi-Manager 2050 Fund	1,526	53,108	–	921
Fidelity Multi-Manager 2055 Fund	465	57,099	–	5,612
Fidelity Multi-Manager 2060 Fund	67	10,571	–	33,854

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Multi-Manager Income Fund	$(4,192)	$–	$(4,192)	$(4,192)
Fidelity Multi-Manager 2010 Fund	(773)	(13,002)	(13,775)	(13,775)
Fidelity Multi-Manager 2015 Fund	(4,185)	(1,552)	(5,737)	(5,737)

The tax character of distributions paid was as follows:

March 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Multi-Manager Income Fund	$20,659	$–	$20,659
Fidelity Multi-Manager 2005 Fund	5,530	–	5,530
Fidelity Multi-Manager 2010 Fund	10,372	5,351	15,723
Fidelity Multi-Manager 2015 Fund	27,456	1,753	29,209
Fidelity Multi-Manager 2020 Fund	70,980	36,629	107,609
Fidelity Multi-Manager 2025 Fund	33,557	36,611	70,168
Fidelity Multi-Manager 2030 Fund	26,438	12,885	39,323
Fidelity Multi-Manager 2035 Fund	28,723	54,029	82,752
Fidelity Multi-Manager 2040 Fund	20,149	27,434	47,583
Fidelity Multi-Manager 2045 Fund	25,276	53,467	78,743
Fidelity Multi-Manager 2050 Fund	21,467	49,052	70,519
Fidelity Multi-Manager 2055 Fund	21,458	37,525	58,983
Fidelity Multi-Manager 2060 Fund	7,740	18,328	26,068

March 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Multi-Manager Income Fund	$19,725	$19,894	$39,619
Fidelity Multi-Manager 2005 Fund	6,232	9,413	15,645
Fidelity Multi-Manager 2010 Fund	13,839	25,025	38,864
Fidelity Multi-Manager 2015 Fund	34,902	60,539	95,441
Fidelity Multi-Manager 2020 Fund	73,932	150,219	224,151
Fidelity Multi-Manager 2025 Fund	23,436	61,118	84,554
Fidelity Multi-Manager 2030 Fund	18,745	79,162	97,907
Fidelity Multi-Manager 2035 Fund	17,566	73,720	91,286
Fidelity Multi-Manager 2040 Fund	12,578	48,510	61,088
Fidelity Multi-Manager 2045 Fund	18,132	65,593	83,725
Fidelity Multi-Manager 2050 Fund	15,687	73,284	88,971
Fidelity Multi-Manager 2055 Fund	15,440	65,316	80,756
Fidelity Multi-Manager 2060 Fund	5,086	21,686	26,772

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Multi-Manager Income Fund	597,200	587,871
Fidelity Multi-Manager 2005 Fund	51,259	60,764
Fidelity Multi-Manager 2010 Fund	238,006	504,059
Fidelity Multi-Manager 2015 Fund	378,142	893,412
Fidelity Multi-Manager 2020 Fund	2,656,602	1,519,221
Fidelity Multi-Manager 2025 Fund	1,445,193	1,156,879
Fidelity Multi-Manager 2030 Fund	764,498	431,793
Fidelity Multi-Manager 2035 Fund	1,278,745	643,433
Fidelity Multi-Manager 2040 Fund	1,292,690	355,632
Fidelity Multi-Manager 2045 Fund	1,191,533	508,846
Fidelity Multi-Manager 2050 Fund	780,415	522,365
Fidelity Multi-Manager 2055 Fund	911,412	529,333
Fidelity Multi-Manager 2060 Fund	662,190	379,321

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Multi-Manager Income Fund
Class N	.25%	$ 257	$ 257
Fidelity Multi-Manager 2005 Fund
Class N	.25%	$ 260	$ 260
Fidelity Multi-Manager 2010 Fund
Class N	.25%	$ 263	$ 263
Fidelity Multi-Manager 2015 Fund
Class N	.25%	$ 265	$ 265
Fidelity Multi-Manager 2020 Fund
Class N	.25%	$ 266	$ 266
Fidelity Multi-Manager 2025 Fund
Class N	.25%	$ 268	$268
Fidelity Multi-Manager 2030 Fund
Class N	.25%	$ 269	$269
Fidelity Multi-Manager 2035 Fund
Class N	.25%	$ 270	$270
Fidelity Multi-Manager 2040 Fund
Class N	.25%	$ 270	$270
Fidelity Multi-Manager 2045 Fund
Class N	.25%	$ 270	$270
Fidelity Multi-Manager 2050 Fund
Class N	.25%	$ 270	$270
Fidelity Multi-Manager 2055 Fund
Class N	.25%	$ 270	$ 270
Fidelity Multi-Manager 2060 Fund
Class N	.25%	$ 254	$ 254

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Multi-Manager Income Fund
Multi-Manager Income	$544.05
Class L	52.05
Class N	51.05
	$647
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	$83.06
Class L	90.09
Class N	89.09
	$262
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	$202.05
Class L	66.06
Class N	65.06
	$333
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	$1,043.08
Class L	87.08
Class N	86.08
	$1,216
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	$3,165.08
Class L	81.08
Class N	81.08
	$3,327
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	$1,929.10
Class L	89.08
Class N	89.08
	$2,107
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	$1,740.12
Class L	98.09
Class N	97.09
	$1,935
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	$2,671.15
Class L	104.10
Class N	103.10
	$2,878
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	$2,030.19
Class L	111.10
Class N	111.10
	$2,252
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	$2,858.18
Class L	105.10
Class N	105.10
	$3,068
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	$2,500.20
Class L	107.10
Class N	107.10
	$2,714
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	$3,000.23
Class L	107.10
Class N	106.10
	$3,213
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	$772.19
Class L	120.12
Class N	120.12
	$1,012

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2018. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	.10%	$95
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	$237
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	$863
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	$967
Class L	.10%	3
Class N	.35%	3
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	$1,296
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	$1,246
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	$1,707
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	.10%	$360
Class L	.10%	19
Class N	.35%	19

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, these credits reduced the expenses by the following amounts:

Fidelity Multi-Manager 2045 Fund	$40

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2017	Year ended March 31, 2016
Fidelity Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$14,871	$15,176
Class L	1,592	1,685
Class N	1,328	1,438
Total	$17,791	$18,299
From net realized gain
Multi-Manager Income	$2,324	$17,414
Class L	273	1,957
Class N	271	1,949
Total	$2,868	$21,320
Fidelity Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$1,825	$2,539
Class L	1,502	1,625
Class N	1,231	1,352
Total	$4,558	$5,516
From net realized gain
Multi-Manager 2005	$364	$3,986
Class L	305	3,076
Class N	303	3,067
Total	$972	$10,129
Fidelity Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$5,567	$8,965
Class L	1,761	1,670
Class N	1,491	1,391
Total	$8,819	$12,026
From net realized gain
Multi-Manager 2010	$4,867	$19,386
Class L	1,021	3,731
Class N	1,016	3,721
Total	$6,904	$26,838
Fidelity Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$19,795	$25,199
Class L	1,503	1,661
Class N	1,237	1,394
Total	$22,535	$28,254
From net realized gain
Multi-Manager 2015	$5,801	$59,222
Class L	438	3,988
Class N	435	3,977
Total	$6,674	$67,187
Fidelity Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$54,436	$58,011
Class L	1,380	1,482
Class N	1,114	1,217
Total	$56,930	$60,710
From net realized gain
Multi-Manager 2020	$48,280	$154,346
Class L	1,203	4,554
Class N	1,196	4,541
Total	$50,679	$163,441
Fidelity Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$23,916	$17,411
Class L	1,343	1,267
Class N	1,080	986
Total	$26,339	$19,664
From net realized gain
Multi-Manager 2025	$39,275	$54,834
Class L	2,283	5,035
Class N	2,271	5,021
Total	$43,829	$64,890
Fidelity Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$17,968	$11,967
Class L	1,233	1,265
Class N	965	1,018
Total	$20,166	$14,250
From net realized gain
Multi-Manager 2030	$16,879	$70,000
Class L	1,142	6,838
Class N	1,136	6,819
Total	$19,157	$83,657
Fidelity Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$19,096	$12,275
Class L	1,077	1,013
Class N	836	803
Total	$21,009	$14,091
From net realized gain
Multi-Manager 2035	$55,222	$64,720
Class L	3,283	6,246
Class N	3,238	6,229
Total	$61,743	$77,195
Fidelity Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$12,607	$6,618
Class L	925	1,027
Class N	722	825
Total	$14,254	$8,470
From net realized gain
Multi-Manager 2040	$27,834	$38,980
Class L	2,754	6,862
Class N	2,741	6,776
Total	$33,329	$52,618
Fidelity Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$16,411	$12,787
Class L	1,024	1,031
Class N	825	822
Total	$18,260	$14,640
From net realized gain
Multi-Manager 2045	$53,307	$57,849
Class L	3,612	5,654
Class N	3,564	5,582
Total	$60,483	$69,085
Fidelity Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$13,759	$10,018
Class L	1,123	1,106
Class N	900	894
Total	$15,782	$12,018
From net realized gain
Multi-Manager 2050	$46,725	$63,137
Class L	4,026	6,937
Class N	3,986	6,879
Total	$54,737	$76,953
Fidelity Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$13,743	$9,947
Class L	1,073	1,008
Class N	865	800
Total	$15,681	$11,755
From net realized gain
Multi-Manager 2055	$37,018	$55,964
Class L	3,149	6,527
Class N	3,135	6,510
Total	$43,302	$69,001
Fidelity Multi-Manager 2060 Fund
From net investment income
Multi-Manager 2060	$3,747	$2,311
Class L	1,040	888
Class N	848	687
Total	$5,635	$3,886
From net realized gain
Multi-Manager 2060	$12,836	$10,623
Class L	3,804	6,135
Class N	3,793	6,128
Total	$20,433	$22,886

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016
Fidelity Multi-Manager Income Fund
Multi-Manager Income
Shares sold	46,915	11,399	$472,923	$113,683
Reinvestment of distributions	1,700	3,251	17,195	32,590
Shares redeemed	(48,806)	(20,904)	(493,950)	(201,844)
Net increase (decrease)	(191)	(6,254)	$(3,832)	$(55,571)
Class L
Reinvestment of distributions	184	363	$1,865	$3,642
Shares redeemed	(513)	–	(5,076)	–
Net increase (decrease)	(329)	363	$(3,211)	$3,642
Class N
Reinvestment of distributions	158	338	$1,599	$3,387
Shares redeemed	(511)	–	(5,047)	–
Net increase (decrease)	(353)	338	$(3,448)	$3,387
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	203	9,150	$2,083	$93,793
Reinvestment of distributions	215	645	2,189	6,525
Shares redeemed	(1,434)	(7,808)	(14,619)	(77,985)
Net increase (decrease)	(1,016)	1,987	$(10,347)	$22,333
Class L
Reinvestment of distributions	177	463	$1,807	$4,701
Shares redeemed	(513)	–	(5,090)	–
Net increase (decrease)	(336)	463	$(3,283)	$4,701
Class N
Reinvestment of distributions	151	435	$1,534	$4,419
Shares redeemed	(510)	–	(5,061)	–
Net increase (decrease)	(359)	435	$(3,527)	$4,419
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	14,829	10,422	$152,555	$110,816
Reinvestment of distributions	1,020	2,726	10,434	28,351
Shares redeemed	(42,194)	(7,541)	(435,825)	(79,222)
Net increase (decrease)	(26,345)	5,607	$(272,836)	$59,945
Class L
Reinvestment of distributions	271	519	$2,782	$5,401
Shares redeemed	(505)	–	(5,097)	–
Net increase (decrease)	(234)	519	$(2,315)	$5,401
Class N
Reinvestment of distributions	244	491	$2,507	$5,112
Shares redeemed	(503)	–	(5,069)	–
Net increase (decrease)	(259)	491	$(2,562)	$5,112
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	15,680	32,066	$168,417	$343,602
Reinvestment of distributions	2,425	7,990	25,596	84,421
Shares redeemed	(70,921)	(37,772)	(754,201)	(385,921)
Net increase (decrease)	(52,816)	2,284	$(560,188)	$42,102
Class L
Reinvestment of distributions	184	534	$1,941	$5,649
Shares redeemed	(502)	–	(5,099)	–
Net increase (decrease)	(318)	534	$(3,158)	$5,649
Class N
Reinvestment of distributions	158	507	$1,672	$5,371
Shares redeemed	(500)	–	(5,070)	–
Net increase (decrease)	(342)	507	$(3,398)	$5,371
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	182,067	156,312	$1,980,452	$1,694,454
Reinvestment of distributions	9,830	20,068	102,716	212,357
Shares redeemed	(103,698)	(52,653)	(1,063,211)	(560,374)
Net increase (decrease)	88,199	123,727	$1,019,957	$1,346,437
Class L
Reinvestment of distributions	247	567	$2,583	$6,036
Shares redeemed	(501)	–	(5,101)	–
Net increase (decrease)	(254)	567	$(2,518)	$6,036
Class N
Reinvestment of distributions	221	541	$2,310	$5,758
Shares redeemed	(499)	–	(5,072)	–
Net increase (decrease)	(278)	541	$(2,762)	$5,758
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	118,715	76,777	$1,290,403	$829,793
Reinvestment of distributions	5,939	6,677	$63,191	$72,245
Shares redeemed	(102,394)	(4,097)	(1,115,672)	(43,758)
Net increase (decrease)	22,260	79,357	$237,922	$858,280
Class L
Reinvestment of distributions	341	577	$3,626	$6,302
Shares redeemed	(494)	–	(5,111)	–
Net increase (decrease)	(153)	577	$(1,485)	$6,302
Class N
Reinvestment of distributions	315	550	$3,351	$6,007
Shares redeemed	(492)	–	(5,082)	–
Net increase (decrease)	(177)	550	$(1,731)	$6,007
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	53,159	74,942	$561,061	$775,264
Reinvestment of distributions	3,263	7,670	34,847	81,967
Shares redeemed	(31,769)	(64,261)	(338,013)	(693,594)
Net increase (decrease)	24,653	18,351	$257,895	$163,637
Class L
Reinvestment of distributions	223	761	$2,375	$8,103
Shares redeemed	(510)	–	(5,087)	–
Net increase (decrease)	(287)	761	$(2,712)	$8,103
Class N
Reinvestment of distributions	197	735	$2,101	$7,837
Shares redeemed	(508)	–	(5,059)	–
Net increase (decrease)	(311)	735	$(2,958)	$7,837
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	98,635	77,261	$1,082,907	$824,537
Reinvestment of distributions	6,922	6,983	74,318	76,995
Shares redeemed	(53,871)	(15,936)	(584,388)	(179,461)
Net increase (decrease)	51,686	68,308	$572,837	$722,071
Class L
Reinvestment of distributions	407	654	$4,360	$7,259
Shares redeemed	(493)	–	(5,068)	–
Net increase (decrease)	(86)	654	$(708)	$7,259
Class N
Reinvestment of distributions	381	633	$4,074	$7,032
Shares redeemed	(491)	–	(5,040)	–
Net increase (decrease)	(110)	633	$(966)	$7,032
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	107,559	30,701	$1,175,333	$332,212
Reinvestment of distributions	3,767	4,142	40,441	45,598
Shares redeemed	(30,550)	(11,151)	(328,012)	(119,612)
Net increase (decrease)	80,776	23,692	$887,762	$258,198
Class L
Reinvestment of distributions	346	713	$3,679	$7,889
Shares redeemed	(495)	–	(5,068)	–
Net increase (decrease)	(149)	713	$(1,389)	$7,889
Class N
Reinvestment of distributions	327	687	$3,463	$7,601
Shares redeemed	(493)	–	(5,040)	–
Net increase (decrease)	(166)	687	$(1,577)	$7,601
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	96,309	58,212	$1,071,451	$630,540
Reinvestment of distributions	6,406	6,357	69,718	70,636
Shares redeemed	(46,068)	(25,485)	(508,122)	(262,103)
Net increase (decrease)	56,647	39,084	$633,047	$439,073
Class L
Reinvestment of distributions	427	597	$4,636	$6,685
Shares redeemed	(487)	–	(5,069)	–
Net increase (decrease)	(60)	597	$(433)	$6,685
Class N
Reinvestment of distributions	405	572	$4,389	$6,404
Shares redeemed	(485)	–	(5,039)	–
Net increase (decrease)	(80)	572	$(650)	$6,404
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	63,204	52,504	$688,219	$560,155
Reinvestment of distributions	5,694	6,608	60,484	73,155
Shares redeemed	(48,866)	(31,341)	(529,999)	(346,681)
Net increase (decrease)	20,032	27,771	$218,704	$286,629
Class L
Reinvestment of distributions	485	727	$5,149	$8,043
Shares redeemed	(495)	–	(5,066)	–
Net increase (decrease)	(10)	727	$83	$8,043
Class N
Reinvestment of distributions	461	702	$4,886	$7,773
Shares redeemed	(493)	–	(5,039)	–
Net increase (decrease)	(32)	702	$(153)	$7,773
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	72,087	45,428	$801,316	$496,282
Reinvestment of distributions	4,677	5,889	50,761	65,911
Shares redeemed	(47,501)	(13,518)	(520,703)	(151,383)
Net increase (decrease)	29,263	37,799	$331,374	$410,810
Class L
Reinvestment of distributions	390	670	$4,222	$7,535
Shares redeemed	(487)	–	(5,066)	–
Net increase (decrease)	(97)	670	$(844)	$7,535
Class N
Reinvestment of distributions	370	649	$4,000	$7,310
Shares redeemed	(484)	–	(5,037)	–
Net increase (decrease)	(114)	649	$(1,037)	$7,310
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060
Shares sold	61,118	17,277	$594,539	$163,354
Reinvestment of distributions	1,751	1,332	16,583	12,934
Shares redeemed	(34,062)	(464)	(342,824)	(4,417)
Net increase (decrease)	28,807	18,145	$268,298	$171,871
Class L
Reinvestment of distributions	512	713	$4,844	$7,023
Shares redeemed	(523)	–	(4,767)	–
Net increase (decrease)	(11)	713	$77	$7,023
Class N
Reinvestment of distributions	492	691	$4,641	$6,815
Shares redeemed	(522)	–	(4,749)	–
Net increase (decrease)	(30)	691	$(108)	$6,815

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated
Fidelity Multi-Manager Income Fund	21%
Fidelity Multi-Manager 2005 Fund	93%
Fidelity Multi-Manager 2010 Fund	53%
Fidelity Multi-Manager 2015 Fund	21%
Fidelity Multi-Manager 2025 Fund	12%
Fidelity Multi-Manager 2030 Fund	16%
Fidelity Multi-Manager 2035 Fund	11%
Fidelity Multi-Manager 2040 Fund	15%
Fidelity Multi-Manager 2045 Fund	14%
Fidelity Multi-Manager 2050 Fund	15%
Fidelity Multi-Manager 2055 Fund	13%
Fidelity Multi-Manager 2060 Fund	36%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Boylston Street Trust and the Shareholders of Fidelity Multi-Manager Income Fund, Fidelity Multi-Manager 2005 Fund, Fidelity Multi-Manager 2010 Fund, Fidelity Multi-Manager 2015 Fund, Fidelity Multi-Manager 2020 Fund, Fidelity Multi-Manager 2025 Fund, Fidelity Multi-Manager 2030 Fund, Fidelity Multi-Manager 2035 Fund, Fidelity Multi-Manager 2040 Fund, Fidelity Multi-Manager 2045 Fund, Fidelity Multi-Manager 2050 Fund, Fidelity Multi-Manager 2055 Fund and Fidelity Multi-Manager 2060 Fund (formerly Strategic Advisers Multi-Manager Target Date Funds):

We have audited the accompanying statements of assets and liabilities of Fidelity Multi-Manager Income Fund, Fidelity Multi-Manager 2005 Fund, Fidelity Multi-Manager 2010 Fund, Fidelity Multi-Manager 2015 Fund, Fidelity Multi-Manager 2020 Fund, Fidelity Multi-Manager 2025 Fund, Fidelity Multi-Manager 2030 Fund, Fidelity Multi-Manager 2035 Fund, Fidelity Multi-Manager 2040 Fund, Fidelity Multi-Manager 2045 Fund, Fidelity Multi-Manager 2050 Fund, Fidelity Multi-Manager 2055 Fund and Fidelity Multi-Manager 2060 Fund (the Funds), each a fund of the Fidelity Boylston Street Trust, including the schedules of investments, as of March 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Multi-Manager Income Fund, Fidelity Multi-Manager 2005 Fund, Fidelity Multi-Manager 2010 Fund, Fidelity Multi-Manager 2015 Fund, Fidelity Multi-Manager 2020 Fund, Fidelity Multi-Manager 2025 Fund, Fidelity Multi-Manager 2030 Fund, Fidelity Multi-Manager 2035 Fund, Fidelity Multi-Manager 2040 Fund, Fidelity Multi-Manager 2045 Fund, Fidelity Multi-Manager 2050 Fund, Fidelity Multi-Manager 2055 Fund and Fidelity Multi-Manager 2060 Fund as of March 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 23, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2007

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Fidelity Multi-Manager Income Fund
Multi-Manager Income	.06%
Actual		$1,000.00	$1,016.70	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Class L	.05%
Actual		$1,000.00	$1,016.80	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25
Class N	.30%
Actual		$1,000.00	$1,016.50	$1.51
Hypothetical-C		$1,000.00	$1,023.44	$1.51
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	.06%
Actual		$1,000.00	$1,027.30	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Class L	.09%
Actual		$1,000.00	$1,028.20	$.46
Hypothetical-C		$1,000.00	$1,024.48	$.45
Class N	.34%
Actual		$1,000.00	$1,026.40	$1.72
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	.05%
Actual		$1,000.00	$1,036.00	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25
Class L	.07%
Actual		$1,000.00	$1,036.10	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35
Class N	.32%
Actual		$1,000.00	$1,035.10	$1.62
Hypothetical-C		$1,000.00	$1,023.34	$1.61
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	.08%
Actual		$1,000.00	$1,044.90	$.41
Hypothetical-C		$1,000.00	$1,024.53	$.40
Class L	.08%
Actual		$1,000.00	$1,044.90	$.41
Hypothetical-C		$1,000.00	$1,024.53	$.40
Class N	.33%
Actual		$1,000.00	$1,043.90	$1.68
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	.08%
Actual		$1,000.00	$1,049.90	$.41
Hypothetical-C		$1,000.00	$1,024.53	$.40
Class L	.08%
Actual		$1,000.00	$1,049.90	$.41
Hypothetical-C		$1,000.00	$1,024.53	$.40
Class N	.33%
Actual		$1,000.00	$1,049.00	$1.69
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$1,000.00	$1,056.00	$.51
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.08%
Actual		$1,000.00	$1,055.10	$.41
Hypothetical-C		$1,000.00	$1,024.53	$.40
Class N	.33%
Actual		$1,000.00	$1,055.10	$1.69
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$1,000.00	$1,070.40	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.09%
Actual		$1,000.00	$1,070.40	$.46
Hypothetical-C		$1,000.00	$1,024.48	$.45
Class N	.34%
Actual		$1,000.00	$1,069.50	$1.75
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$1,000.00	$1,081.50	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.10%
Actual		$1,000.00	$1,081.40	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class N	.35%
Actual		$1,000.00	$1,080.50	$1.82
Hypothetical-C		$1,000.00	$1,023.19	$1.77
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$1,000.00	$1,082.50	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.10%
Actual		$1,000.00	$1,082.20	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class N	.35%
Actual		$1,000.00	$1,080.40	$1.82
Hypothetical-C		$1,000.00	$1,023.19	$1.77
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$1,000.00	$1,081.40	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.10%
Actual		$1,000.00	$1,082.20	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class N	.35%
Actual		$1,000.00	$1,080.40	$1.82
Hypothetical-C		$1,000.00	$1,023.19	$1.77
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$1,000.00	$1,081.90	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.10%
Actual		$1,000.00	$1,081.80	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class N	.35%
Actual		$1,000.00	$1,080.90	$1.82
Hypothetical-C		$1,000.00	$1,023.19	$1.77
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$1,000.00	$1,081.20	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.10%
Actual		$1,000.00	$1,082.10	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class N	.35%
Actual		$1,000.00	$1,080.30	$1.82
Hypothetical-C		$1,000.00	$1,023.19	$1.77
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	.10%
Actual		$1,000.00	$1,082.50	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class L	.10%
Actual		$1,000.00	$1,081.30	$.52
Hypothetical-C		$1,000.00	$1,024.43	$.50
Class N	.35%
Actual		$1,000.00	$1,080.60	$1.82
Hypothetical-C		$1,000.00	$1,023.19	$1.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Multi-Manager Income Fund
Multi-Manager Income	05/08/17	05/05/17	$0.003	$0.000
Class L	05/08/17	05/05/17	$0.003	$0.000
Class N	05/08/17	05/05/17	$0.001	$0.000
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	05/15/17	05/12/17	$0.026	$0.082
Class L	05/15/17	05/12/17	$0.025	$0.082
Class N	05/15/17	05/12/17	$0.019	$0.082
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	05/15/17	05/12/17	$0.024	$0.000
Class L	05/15/17	05/12/17	$0.024	$0.000
Class N	05/15/17	05/12/17	$0.017	$0.000
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	05/15/17	05/12/17	$0.022	$0.000
Class L	05/15/17	05/12/17	$0.023	$0.000
Class N	05/15/17	05/12/17	$0.016	$0.000
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	05/15/17	05/12/17	$0.016	$0.113
Class L	05/15/17	05/12/17	$0.016	$0.113
Class N	05/15/17	05/12/17	$0.009	$0.113
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	05/15/17	05/12/17	$0.016	$0.247
Class L	05/15/17	05/12/17	$0.016	$0.247
Class N	05/15/17	05/12/17	$0.009	$0.247
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	05/15/17	05/12/17	$0.010	$0.261
Class L	05/15/17	05/12/17	$0.009	$0.261
Class N	05/15/17	05/12/17	$0.003	$0.261
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	05/15/17	05/12/17	$0.005	$0.262
Class L	05/15/17	05/12/17	$0.004	$0.262
Class N	05/15/17	05/12/17	$0.000	$0.258
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	05/15/17	05/12/17	$0.004	$0.326
Class L	05/15/17	05/12/17	$0.004	$0.326
Class N	05/15/17	05/12/17	$0.000	$0.322
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	05/15/17	05/12/17	$0.004	$0.312
Class L	05/15/17	05/12/17	$0.004	$0.312
Class N	05/15/17	05/12/17	$0.000	$0.308
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	05/15/17	05/12/17	$0.004	$0.354
Class L	05/15/17	05/12/17	$0.004	$0.354
Class N	05/15/17	05/12/17	$0.000	$0.350
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	05/15/17	05/12/17	$0.005	$0.354
Class L	05/15/17	05/12/17	$0.004	$0.354
Class N	05/15/17	05/12/17	$0.000	$0.354
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	05/15/17	05/12/17	$0.003	$0.130
Class L	05/15/17	05/12/17	$0.003	$0.130
Class N	05/15/17	05/12/17	$0.000	$0.130

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Multi-Manager 2005 Fund	$2,651
Fidelity Multi-Manager 2020 Fund	$61,563
Fidelity Multi-Manager 2025 Fund	$73,566
Fidelity Multi-Manager 2030 Fund	$67,523
Fidelity Multi-Manager 2035 Fund	$98,174
Fidelity Multi-Manager 2040 Fund	$69,490
Fidelity Multi-Manager 2045 Fund	$101,359
Fidelity Multi-Manager 2050 Fund	$84,328
Fidelity Multi-Manager 2055 Fund	$75,962
Fidelity Multi-Manager 2060 Fund	$22,249

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Multi-Manager Income Fund	7.07%
Fidelity Multi-Manager 2005 Fund	5.30%
Fidelity Multi-Manager 2010 Fund	3.80%
Fidelity Multi-Manager 2015 Fund	2.82%
Fidelity Multi-Manager 2020 Fund	2.30%
Fidelity Multi-Manager 2025 Fund	1.66%
Fidelity Multi-Manager 2030 Fund	0.78%
Fidelity Multi-Manager 2035 Fund	0.20%
Fidelity Multi-Manager 2040 Fund	0.20%
Fidelity Multi-Manager 2045 Fund	0.19%
Fidelity Multi-Manager 2050 Fund	0.18%
Fidelity Multi-Manager 2055 Fund	0.18%
Fidelity Multi-Manager 2060 Fund	0.18%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Retail	Class L	Class N
Fidelity Multi-Manager Income Fund
April 2016	2%	2%	3%
May 2016	12%	12%	19%
June 2016	13%	13%	17%
July 2016	13%	13%	15%
August 2016	13%	13%	14%
September 2016	13%	13%	16%
October 2016	13%	13%	16%
November 2016	13%	13%	16%
December 2016	13%	13%	13%
February 2017	0%	0%	0%
March 2017	0%	0%	0%
Fidelity Multi-Manager 2005 Fund
May 2016	1%	1%	2%
December 2016	18%	18%	20%
Fidelity Multi-Manager 2010 Fund
May 2016	2%	2%	2%
December 2016	21%	21%	24%
Fidelity Multi-Manager 2015 Fund
May 2016	2%	2%	3%
December 2016	26%	26%	29%
Fidelity Multi-Manager 2020 Fund
May 2016	2%	2%	3%
December 2016	28%	28%	32%
Fidelity Multi-Manager 2025 Fund
May 2016	3%	3%	5%
December 2016	32%	32%	36%
Fidelity Multi-Manager 2030 Fund
May 2016	7%	7%	21%
December 2016	39%	39%	45%
Fidelity Multi-Manager 2035 Fund
May 2016	12%	12%	0%
December 2016	45%	45%	53%
Fidelity Multi-Manager 2040 Fund
May 2016	0%	0%	0%
December 2016	42%	43%	50%
Fidelity Multi-Manager 2045 Fund
May 2016	16%	16%	0%
December 2016	44%	45%	51%
Fidelity Multi-Manager 2050 Fund
May 2016	20%	25%	0%
December 2016	45%	45%	52%
Fidelity Multi-Manager 2055 Fund
May 2016	0%	0%	0%
December 2016	45%	45%	52%
Fidelity Multi-Manager 2060 Fund
May 2016	0%	0%	0%
December 2016	45%	45%	52%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Retail	Class L	Class N
Fidelity Multi-Manager Income Fund
April 2016	5%	5%	6%
May 2016	23%	23%	35%
June 2016	24%	24%	31%
July 2016	24%	24%	29%
August 2016	24%	24%	27%
September 2016	24%	24%	29%
October 2016	24%	24%	30%
November 2016	24%	24%	30%
December 2016	24%	24%	25%
February 2017	0%	0%	0%
March 2017	0%	0%	0%
Fidelity Multi-Manager 2005 Fund
May 2016	3%	3%	4%
December 2016	35%	35%	40%
Fidelity Multi-Manager 2010 Fund
May 2016	3%	3%	4%
December 2016	36%	36%	40%
Fidelity Multi-Manager 2015 Fund
May 2016	4%	4%	5%
December 2016	46%	46%	52%
Fidelity Multi-Manager 2020 Fund
May 2016	5%	5%	6%
December 2016	51%	51%	58%
Fidelity Multi-Manager 2025 Fund
May 2016	7%	7%	10%
December 2016	57%	57%	65%
Fidelity Multi-Manager 2030 Fund
May 2016	13%	13%	37%
December 2016	70%	70%	80%
Fidelity Multi-Manager 2035 Fund
May 2016	21%	21%	0%
December 2016	80%	80%	93%
Fidelity Multi-Manager 2040 Fund
May 2016	0%	0%	0%
December 2016	79%	81%	94%
Fidelity Multi-Manager 2045 Fund
May 2016	29%	29%	0%
December 2016	79%	79%	91%
Fidelity Multi-Manager 2050 Fund
May 2016	35%	44%	0%
December 2016	79%	79%	90%
Fidelity Multi-Manager 2055 Fund
May 2016	0%	0%	0%
December 2016	79%	79%	91%
Fidelity Multi-Manager 2060 Fund
May 2016	0%	0%	0%
December 2016	79%	79%	91%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Multi-Manager Income Fund
Multi-Manager Income	12/31/14	$0.0373	$0.0032
	12/31/15	$0.0164	$0.0019
	12/30/16	$0.0195	$0.0028
Class L	12/31/14	$0.0373	$0.0032
	12/31/15	$0.0164	$0.0019
	12/30/16	$0.0198	$0.0028
Class N	12/31/14	$0.0354	$0.0032
	12/31/15	$0.0151	$0.0019
	12/30/16	$0.0186	$0.0028
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	12/31/14	$0.0700	$0.0029
	12/31/15	$0.0271	$0.0029
	12/30/16	$0.0248	$0.0035
Class L	12/31/14	$0.0689	$0.0029
	12/31/15	$0.0266	$0.0029
	12/30/16	$0.0246	$0.0035
Class N	12/31/14	$0.0631	$0.0029
	12/31/15	$0.0231	$0.0029
	12/30/16	$0.0216	$0.0035
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	12/31/14	$0.0759	$0.0066
	12/31/15	$0.0348	$0.0037
	12/30/16	$0.0302	$0.0042
Class L	12/31/14	$0.0750	$0.0066
	12/31/15	$0.0346	$0.0037
	12/30/16	$0.0304	$0.0042
Class N	12/31/14	$0.0689	$0.0066
	12/31/15	$0.0303	$0.0037
	12/30/16	$0.0272	$0.0042
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	12/31/14	$0.0888	$0.0081
	12/31/15	$0.0415	$0.0044
	12/30/16	$0.0359	$0.0050
Class L	12/31/14	$0.0876	$0.0081
	12/31/15	$0.0415	$0.0044
	12/30/16	$0.0359	$0.0050
Class N	12/31/14	$0.0794	$0.0081
	12/31/15	$0.0365	$0.0044
	12/30/16	$0.0315	$0.0050
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	12/31/14	$0.1034	$0.0093
	12/31/15	$0.0429	$0.0049
	12/30/16	$0.0386	$0.0054
Class L	12/31/14	$0.1026	$0.0093
	12/31/15	$0.0426	$0.0049
	12/30/16	$0.0386	$0.0054
Class N	12/31/14	$0.0942	$0.0093
	12/31/15	$0.0372	$0.0049
	12/30/16	$0.0337	$0.0054
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	12/31/14	$0.1236	$0.0113
	12/31/15	$0.0470	$0.0054
	12/30/16	$0.0442	$0.0060
Class L	12/31/14	$0.1217	$0.0113
	12/31/15	$0.0467	$0.0054
	12/30/16	$0.0445	$0.0060
Class N	12/31/14	$0.1118	$0.0113
	12/31/15	$0.0396	$0.0054
	12/30/16	$0.0389	$0.0060
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	12/31/14	$0.1597	$0.0137
	12/31/15	$0.0643	$0.0064
	12/30/16	$0.0520	$0.0070
Class L	12/31/14	$0.1597	$0.0137
	12/31/15	$0.0651	$0.0064
	12/30/16	$0.0520	$0.0070
Class N	12/31/14	$0.1495	$0.0137
	12/31/15	$0.0568	$0.0064
	12/30/16	$0.0454	$0.0070
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	12/31/14	$0.1632	$0.0145
	12/31/15	$0.0663	$0.0073
	12/30/16	$0.0575	$0.0077
Class L	12/31/14	$0.1632	$0.0145
	12/31/15	$0.0658	$0.0073
	12/30/16	$0.0575	$0.0077
Class N	12/31/14	$0.1520	$0.0145
	12/31/15	$0.0555	$0.0073
	12/30/16	$0.0495	$0.0077
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	12/31/14	$0.1723	$0.0150
	12/31/15	$0.0681	$0.0072
	12/30/16	$0.0575	$0.0077
Class L	12/31/14	$0.1713	$0.0150
	12/31/15	$0.0676	$0.0072
	12/30/16	$0.0563	$0.0077
Class N	12/31/14	$0.1605	$0.0150
	12/31/15	$0.0580	$0.0072
	12/30/16	$0.0483	$0.0077
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	12/31/14	$0.1640	$0.0146
	12/31/15	$0.0658	$0.0073
	12/30/16	$0.0579	$0.0077
Class L	12/31/14	$0.1626	$0.0146
	12/31/15	$0.0648	$0.0073
	12/30/16	$0.0576	$0.0077
Class N	12/31/14	$0.1521	$0.0146
	12/31/15	$0.0546	$0.0073
	12/30/16	$0.0499	$0.0077
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	12/31/14	$0.1722	$0.0150
	12/31/15	$0.0711	$0.0074
	12/30/16	$0.0602	$0.0080
Class L	12/31/14	$0.1717	$0.0150
	12/31/15	$0.0711	$0.0074
	12/30/16	$0.0598	$0.0080
Class N	12/31/14	$0.1605	$0.0150
	12/31/15	$0.0610	$0.0074
	12/30/16	$0.0523	$0.0080
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	12/31/14	$0.1662	$0.0150
	12/31/15	$0.0682	$0.0073
	12/30/16	$0.0602	$0.0080
Class L	12/31/14	$0.1652	$0.0150
	12/31/15	$0.0677	$0.0073
	12/30/16	$0.0602	$0.0080
Class N	12/31/14	$0.1538	$0.0150
	12/31/15	$0.0577	$0.0073
	12/30/16	$0.0522	$0.0080
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	12/30/16	$0.0539	$0.0070
Class L	12/30/16	$0.0535	$0.0070
Class N	12/30/16	$0.0467	$0.0070

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

OLF-L-OLF-N-ANN-0517
1.9584950.103

Item 2.

Code of Ethics

As of the end of the period, March 31, 2017, Fidelity Boylston Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Multi-Manager Income Fund, Fidelity Multi-Manager 2005 Fund, Fidelity Multi-Manager 2010 Fund, Fidelity Multi-Manager 2015 Fund, Fidelity Multi-Manager 2020 Fund, Fidelity Multi-Manager 2025 Fund, Fidelity Multi-Manager 2030 Fund, Fidelity Multi-Manager 2035 Fund, Fidelity Multi-Manager 2040 Fund, Fidelity Multi-Manager 2045 Fund, Fidelity Multi-Manager 2050 Fund, Fidelity Multi-Manager 2055 Fund and Fidelity Multi-Manager 2060 Fund  (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Multi-Manager Income Fund	$19,000	$-	$5,000	$600
Fidelity Multi-Manager 2005 Fund	$19,000	$-	$5,000	$600
Fidelity Multi-Manager 2010 Fund	$19,000	$-	$5,000	$600
Fidelity Multi-Manager 2015 Fund	$19,000	$-	$5,000	$600
Fidelity Multi-Manager 2020 Fund	$19,000	$-	$5,000	$600
Fidelity Multi-Manager 2025 Fund	$19,000	$-	$5,000	$600
Fidelity Multi-Manager 2030 Fund	$19,000	$-	$5,000	$600
Fidelity Multi-Manager 2035 Fund	$19,000	$-	$5,000	$600
Fidelity Multi-Manager 2040 Fund	$19,000	$-	$5,000	$600
Fidelity Multi-Manager 2045 Fund	$19,000	$-	$5,000	$600
Fidelity Multi-Manager 2050 Fund	$19,000	$-	$5,000	$600
Fidelity Multi-Manager 2055 Fund	$19,000	$-	$5,000	$600
Fidelity Multi-Manager 2060 Fund	$19,000	$-	$5,000	$600

March 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Multi-Manager Income Fund	$21,000	$-	$5,000	$600
Fidelity Multi-Manager 2005 Fund	$21,000	$-	$5,000	$600
Fidelity Multi-Manager 2010 Fund	$21,000	$-	$5,000	$600
Fidelity Multi-Manager 2015 Fund	$21,000	$-	$5,000	$600
Fidelity Multi-Manager 2020 Fund	$21,000	$-	$5,000	$600
Fidelity Multi-Manager 2025 Fund	$21,000	$-	$5,000	$600
Fidelity Multi-Manager 2030 Fund	$21,000	$-	$5,000	$600
Fidelity Multi-Manager 2035 Fund	$21,000	$-	$5,000	$600
Fidelity Multi-Manager 2040 Fund	$21,000	$-	$5,000	$600
Fidelity Multi-Manager 2045 Fund	$21,000	$-	$5,000	$600
Fidelity Multi-Manager 2050 Fund	$21,000	$-	$5,000	$600
Fidelity Multi-Manager 2055 Fund	$21,000	$-	$5,000	$600
Fidelity Multi-Manager 2060 Fund	$21,000	$-	$5,000	$600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2017A	March 31, 2016A
Audit-Related Fees	$-	$40,000
Tax Fees	$5,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2017 A	March 31, 2016 A
Deloitte Entities	$420,000	$170,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2017